As filed with the SEC on August 29, 1997
Registration No. 33-54926
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]
Pre-Effective Amendment No.               []
Post-Effective Amendment No.             [5]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940     [X]
Amendment No.               [7]
FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Exact name of registrant)
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)
82 Devonshire Street
Boston, Massachusetts 02109
(Address of depositor's principal executive offices)
Depositor's telephone number:  (800) 544-8888
_________________________________________________
RODNEY R. ROHDA
Chairman
Fidelity Investments Life Insurance Company
82 Devonshire Street, R25C
Boston, Massachusetts  02109
(Name and address of agent for service)
___________________________________________________________
Copy to:
MICHAEL BERENSON
Jorden Burt Berenson & Johnson LLP
1025 Thomas Jefferson Street, Suite 400 East
Washington, D.C. 20007
___________________________________________________________
Individual Variable Annuity Contracts -- Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number of securities. Registrant's Rule 24f-2 Notice for the fiscal year ending December 31, 1996 was filed February 26, 1997. It is proposed that this filing will become effective (check appropriate space):
      immediately upon filing pursuant to paragraph (b) of rule 485
  x   on August 29, 1997, pursuant to paragraph (b) (1) (v) of rule
485
      60 days after filing pursuant to paragraph (a) (1) of rule 485
      on            , pursuant to paragraph (a) (1) of rule 485
      75 days after filing pursuant to paragraph (a) (2) of rule 485
Page _ of _
      on            , pursuant to paragraph (a) (2) of rule 485
Exhibit Index Appears on Page __


CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4
Part A
Item N-4 Item   Heading in Prospectus
Item 1. Cover Page Cover Page
Item 2. Definitions Glossary
Item 3. Synopsis or Highlights Summary of the Contract
Item 4.   Condensed Financial Information  Not Applicable
Item 5. General Description of Facts About FILI
  Registrant, Depositor, and The Variable Account, and
  Portfolio Companies  the Funds
   a)  Depositor FILI
   b)  Registrant The Variable Account
   c)  Portfolio Company The Funds
   d)  Prospectus The Funds
   e)  Voting Voting Rights
   f)  Administrator Charges
Item 6. Deductions and Expenses Charges
   a)  Deductions Charges
   b)  Sales load Not applicable
   c)  Special purchase plans Not applicable
   d)  Commissions Selling the Contracts
   e)  Registrant's expenses Charges
   f)  Portfolio company deductions The Funds
       and expenses
   g)  Organizational expenses Not applicable

Item 7. General Description of Variable
  Annuity Contracts
   a)  Rights Summary of the Contract;
    Investment Allocation of
    Your Purchase Payment;
    Death Benefit; Facts About the
    Contract; Types of
    Annuity Income Options;
    Voting Rights; Other
    Contract Provisions
   b) Provisions and limitations Investment Allocation of Your Purchase Payment; Free Look
    Privilege
   c) Changes in contracts or Changes in Investment operations Options
   d)  Contract owner inquiries Cover Page
Item 8.  Annuity Period
   a)  Level of benefits Fixed, Variable or
    Combination Annuity
    Income; Types of
    Annuity Income Options
   b)  Annuity commencement date Annuity Income Dates
   c)  Annuity payments Types of Annuity Income
    Options
   d) Assumed investment return Fixed, Variable or Combination Annuity
    Income
   e)  Minimums Cover Page, Summary of the Contract
   f) Rights to change options or Investment Allocation of transfer contract value Your Purchase Payment
Item 9.   Death Benefit
   a)  Death benefit calculation Death Benefit
   b)  Forms of benefits Death Benefit; Types of Annuity
    Income Options; Fixed, Variable
    or Combination Annuity Income

Item 10. Purchases and Contract Values
   a)  Procedures for purchases Purchase of a Contract
   b)  Accumulation unit value Not Applicable
   c) Calculation of accumulation Not Applicable unit value
   d)  Principal underwriter Selling the Contracts
Item 11.  Redemptions
   a)  Redemption procedures  Not Applicable
   b)  Texas Optional Retirement Not Applicable
       Program
   c)  Delay Postponement of
    Benefits
   d)  Lapse Not Applicable
   e)  Revocation rights Free Look Privilege
Item 12.  Taxes
   a)  Tax Consequences Tax Considerations
   b)  Qualified plans Tax Considerations
   c)  Impact of taxes Tax Considerations
Item 13. Legal Proceedings Litigation
Item 14. Table of Contents for Table of Contents for
  Statement of Additional Statement of Additional
  Information Information

Part B    Heading in Statement of
Form N-4 Item   Additional Information
Item 15. Cover Page Cover Page
Item 16.  Table of Contents Table of Contents
Item 17.   General Information and
  History
   a)  Name change FILI
    (prospectus)
   b)  Attribution of Assets Not Applicable
   c)  Control of Depositor FILI (prospectus)
Item 18. Services
   a)  Fees, expenses and costs Fee Table, (prospectus), Charges,
    (prospectus); The Funds (prospectus)
   b)  Management - related Not applicable
     services
   c) Custodian and independent Independent Accountants public accountant
   d)  Other custodianship Safekeeping of Variable Account
    Assets
   e)  Administrative servicing Not applicable
        agent
   f)  Depositor as principal Not Applicable
       underwriter
Item 19. Purchase of Securities Being
  Offered
   a)  Manner of Offering Distribution of the
    Contracts; Selling the
    Contracts (prospectus)
   b)  Sales load Not Applicable

Item 20. Underwriters
   a) Depositor or affiliate as Selling the Contracts principal underwriter (prospectus)
   b)  Continuous offering Distribution of Contracts
   c)  Underwriting commissions Not Applicable
   d)  Payments to underwriter Not Applicable
Item 21. Calculation of Performance Data Performance
Item 22. Annuity Payments Fixed, Variable or Combination
    Annuity Income
Item 23. Financial Statements
   a)  Registrant Financial Statements
   b)  Depositor Financial Statements

EXHIBIT INDEX
Exhibit   Sequential Page Number
(9) Opinion and consent of David J. Pearlman, as to the legality of securities being issued.
(10)(a)  Written consent of Coopers & Lybrand LLP.
(10)(b)  Written consent of Jorden Burt Berenson & Johnson LLP.

C-10

PROSPECTUS

1.FIDELITY INCOME ADVANTAGE

This prospectus describes a single premium immediate variable annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("FILI", "we" or "us"), the insurance company that is part of the group of financial service companies known as Fidelity Investments. Under the Contract, we provide lifetime annuity income to you (the "Annuitant") at regular intervals (the "Annuity Income Dates"). You choose the first Annuity Income Date, which may be up to one year from the day we issue the Contract (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly, semi-annual or annual. Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the "Joint Annuitant"). You may choose a guaranteed minimum number of years of annuity income.
There are three types of Contracts. You may purchase a "Non-qualified Contract" with money from any source. In addition, you may purchase a "Qualified Contract" that is an Individual Retirement Annuity with contributions rolled-over from tax-qualified plans such as 403(b) plans, 401(k) plans, or IRAs. You may also arrange with your employer to purchase a "Tax-Sheltered Annuity Contract" using money from a 403(b) tax-sheltered annuity plan.
You purchase a Contract with a single payment (the "Purchase Payment"). You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000. You allocate your Purchase Payment between fixed and variable annuity income. You may choose all fixed annuity income, all variable annuity income, or a combination of the two. If you allocate all or a portion to variable annuity income, you may choose one or more of the twenty-eight Investment Options of the Fidelity Investments Variable Annuity Account I (the "Variable Account"). Amounts allocated to the Investment Options will result in annuity income that varies in amount according to the investment results of the Investment Options. The Investment Options invest in the mutual fund portfolios ("Portfolios") of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III (the "Fidelity Funds"). Fidelity Management & Research Company ("FMR") manages the Fidelity
Funds. Also    The variable Subaccounts invest in the mutual fund
portfolios of corresponding portfolios of other eligible funds (the "Other Funds") All mutual fund portfolios available in this prospectus are collectively known as ("The Funds"). Additional Investment Options may be added in the future.
For a Non-qualified Contract, the portion of annuity income that is considered a return of the Purchase Payment will generally be non-taxable, and the portion of annuity income that is considered a distribution of earnings will generally be taxable. For Qualified Contracts and Tax-Sheltered Annuity Contracts the entire amount of annuity income each year will generally be taxable. For a more detailed discussion of the tax treatment of annuity income, see TAX CONSIDERATIONS on page .
The portion of your Purchase Payment that you allocate to the Investment Options will be allocated to the Money Market Investment Option for the period we estimate or calculate your "free look" right to be in existence. See FREE LOOK PRIVILEGE on page .
This prospectus provides information that you should know before purchasing a Contract. Additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated August 29, 1997. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling FILI at 800-544-2442. The table of contents of the Statement of Additional Information appears on page .
LIKE ALL VARIABLE ANNUITIES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS NOT VALID UNLESS ACCOMPANIED BY THE CURRENT PROSPECTUS FOR THE MONEY MARKET OR ANY OTHER FUNDS AVAILABLE IN THE CONTRACT.
FOR FURTHER INFORMATION CALL FIDELITY INVESTMENTS
Nationally  1-800-544-2442
Date: August 29, 1997
PROSPECTUS CONTENTS

GLOSSARY IV
Summary of the Contract
FACTS ABOUT FILI, THE VARIABLE ACCOUNT AND THE FUNDS
FILI
The Variable Account
The Funds

FACTS ABOUT THE CONTRACT
Purchase of a Contract
Free Look Privilege
Investment Allocation of Your Purchase Payment
Charges
Annuity Income Dates
Signature Guarantee
Death Benefit
Fixed, Variable or Combination Annuity Income
Benchmark Rate of Return
Types of Annuity Income Options
Reports

MORE ABOUT THE CONTRACT
Tax Considerations
Other Contract Provisions
Selling the Contracts
Postponement of Benefits

MORE ABOUT THE VARIABLE ACCOUNT AND THE FUNDS
Changes in Investment Options
Net Rate of Return for an Investment Option
Voting Rights
Resolving Material Conflicts
Performance
Litigation
Appendix - Illustrations of Values
Table of Contents of the Statement of Additional Information

THE CONTRACT IS NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY
REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE
CONTAINED IN THIS PROSPECTUS.

2.GLOSSARY

ANNUITANT - You are the Annuitant. You receive lifetime income. For Qualified Contracts and Tax-Sheltered Annuity Contracts all annuity income during your lifetime must be received only by you. Either you or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. You must also be an Owner.
ANNUITY INCOME DATES - The dates we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semi-annual or annual.
ANNUITY INCOME UNIT - A unit of measure used to calculate the amount of variable annuity income.
BENCHMARK RATE OF RETURN - The return that is assumed in the calculation of each amount of variable annuity income. The Benchmark Rate of Return applies only to the variable income portion of the Contract.
The estimated first annuity income amount is calculated assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the performance (after all expenses) of the Investment Options you choose matches the benchmark, annuity income will stay constant. If the performance exceeds the benchmark, annuity income will increase. If performance falls below the benchmark, annuity income will decrease.
If you choose a higher benchmark, annuity income will start at a higher amount but you will need better investment performance in order to keep annuity income from declining.
You will be able to choose a Benchmark Rate of Return of 3.5% or 5.0%. We may make other rates available, as permitted by state law. BENEFICIARY(IES) - The person(s) who may receive certain benefits under this Contract when there is no longer a living Annuitant or Joint Annuitant.
CODE - The Internal Revenue Code of 1986, as amended.
CONTRACT - A Contract designed to provide you and the Joint Annuitant, (if any), with annuity income for your life (or lives) beginning with the first Annuity Income Date.
CONTRACT DATE - The date your Contract becomes effective. This will be stated in your Contract.
FUNDS - Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Other Funds available in the Contract.
IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.
JOINT ANNUITANT - The Joint Annuitant, (if any), receives lifetime annuity income. However, for Qualified Contracts and Tax-Sheltered Annuity Contracts, all annuity income during the Annuitant's lifetime must be received only by the Annuitant. Either the Annuitant or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. For Non-qualified Contracts the Joint Annuitant may, but need not be, an Owner. For Qualified Contracts and Tax-Sheltered Annuity Contracts the Joint Annuitant may not be an Owner.
NET RATE OF RETURN - An index used to measure the investment performance of an Investment Option from one Valuation Period to the next.
NON-QUALIFIED CONTRACT - A Contract other than a Qualified Contract or Tax-Sheltered Annuity Contract. This type of Contract may be purchased with money from any source.
OWNER(S) - The person(s) who have certain rights under the Contract. You (the Annuitant) must be an Owner. If there is a Joint Annuitant, he or she may also be an Owner (except for a Qualified Contract or Tax-Sheltered Annuity Contract, where only one Owner is permitted). The Joint Annuitant is never required to be an Owner. Only you and the Joint Annuitant, (if any), may ever be Owners.
PORTFOLIO - An investment portfolio of a Fund.
QUALIFIED CONTRACT - A Contract that qualifies as an Individual Retirement Annuity under Section 408(b) of the Code.
SUBACCOUNT - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in this prospectus.
TAX-SHELTERED ANNUITY CONTRACT - A Contract purchased with money in a tax-sheltered annuity under section 403(b) of the Code.
VALUATION PERIOD - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.
VARIABLE ACCOUNT - Fidelity Investments Variable Annuity Account I. YOU - The Annuitant. The Annuitant is always an Owner.

THIS PAGE INTENTIONALLY LEFT BLANK


3.SUMMARY OF THE CONTRACT

The purpose of this variable annuity contract is to provide periodic annuity income for your life, or for your life and the life of a Joint Annuitant. You may select from a number of annuity income options. You may also choose a guaranteed minimum number of years of annuity income. See TYPES OF ANNUITY INCOME OPTIONS on page . You may choose annuity income that is entirely fixed, entirely variable, or a combination of fixed and variable. See FIXED, VARIABLE OR COMBINATION ANNUITY INCOME on page . We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, (if any). We guarantee the amount of fixed annuity income on each Annuity Income Date, but we do not guarantee the amount of any variable annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you choose an option that provides for such a guarantee. The amount of variable annuity income will fluctuate from one Annuity Income Date to the next according to the investment results of the Investment Options you select. The Investment Options invest in mutual fund portfolios that are managed
by Fidelity Management & Research Company ("FMR"),    Morgan Stanley
Asset Management Inc., ("Morgan Stanley"), Pilgrim Baxter & Associates, Ltd. or Newbold's Asset Management, Inc., ("PBHG"), Strong Capital Management, Inc. ("Strong") and Warburg, Pincus Counsellors, Inc. ("Warburg Pincus").
You purchase the Contract with a single Purchase Payment. The minimum Purchase Payment is generally $25,000. FILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time. You allocate your Purchase Payment between variable and fixed annuity income on your application. This allocation may not be changed. The portion of your Purchase Payment allocated to variable annuity income will be placed in the Money Market Investment Option during the free look period (see FREE LOOK PRIVILEGE on page ). You may currently reallocate among the Investment Options at any time after the end of the free look period.
You may return the Contract for a refund during the free look period. ONCE THE FREE LOOK PERIOD EXPIRES, THE CONTRACT MAY NOT BE RETURNED FOR A REFUND. If neither you nor the Joint Annuitant survives to the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries. See DEATH BENEFIT on page .
There are three types of Contracts. You may purchase a Non-qualified Contract with money from any source. In addition, you may purchase a Qualified Contract that is an Individual Retirement Annuity with contributions rolled-over from tax-qualified plans such as 403(b) plans, 401(k) plans, or IRAs. You may also arrange with your employer to purchase a Tax-Sheltered Annuity Contract using money from a 403(b) tax-sheltered annuity plan.
Under the Contract, we will distribute lifetime annuity income to you or to you and the Joint Annuitant. The federal income tax laws have a special requirement for Qualified and Tax-Sheltered Annuity Contracts that have a Joint Annuitant. For these Contracts, during your lifetime annuity income can be payable only to you.
You are an Owner of the Contract. The Joint Annuitant will also be an Owner if so named on the application, except that for Qualified Contracts and Tax-Sheltered Annuity Contracts you must be the only Owner.
We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed information in the rest of this prospectus and in the Contract. Please retain the Contract together with its attached application. Together they are the entire agreement between you and FILI.

4.FEE TABLE
This information is intended to help you understand the various costs and expenses that a Contract will bear directly or indirectly. It reflects expenses of the Variable Account as well as the Portfolios. The tables below do not reflect any deductions for taxes. Any applicable premium taxes are deducted from a contract on the contract date. See CHARGES on page of this Prospectus for additional information.
CONTRACT EXPENSES
NONE
SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of Portfolio average net assets)
 Mortality and Expense Risk Charge   0.75%
 Account Fees and Expenses:
     Administrative Charge    0.25%
 Total Separate Account Annual Expenses  1.00%
PORTFOLIO ANNUAL EXPENSES
(as a percentage of Portfolio average net assets)
 MANAGEMENT OTHER TOTAL ANNUAL
 FEES EXPENSES  EXPENSES
FIDELITY
ASSET MANAGER  0.64% 0.10% 0.74%1
MONEY MARKET  0.21% 0.09% 0.30%
INVESTMENT GRADE BOND  0.45% 0.13% 0.58%
HIGH INCOME  0.59% 0.12% 0.71%
EQUITY-INCOME  0.51% 0.07% 0.58%1
INDEX 500  0.13% 0.15% 0.28%2
GROWTH  0.61% 0.08% 0.69%1
OVERSEAS  0.76% 0.17% 0.93%1
ASSET MANAGER:  GROWTH  0.65% 0.22% 0.87%1
CONTRAFUND  0.61% 0.13% 0.74%1
GROWTH OPPORTUNITIES   0.61% 0.16% 0.77%1
BALANCED  0.48% 0.24% 0.72%1
GROWTH & INCOME  0.64% 0.10% 0.74%1
   MORGAN STANLEY
   EMERGING MARKETS DEBT  0.80% 0.50% 1.30%3
   EMERGING MARKETS EQUITY 1.25% 0.50% 1.75%3
   GLOBAL EQUITY  0.80% 0.35% 1.15%3
   INTERNATIONAL MAGNUM  0.80% 0.35% 1.15%3
   PBHG
   SELECT 20  0.61% 0.59% 1.20%4
   GROWTH II  0.85% 0.30% 1.15%4
   LARGE CAP VALUE  0.41% 0.59% 1.00%4
   SMALL CAP VALUE  0.77% 0.43% 1.20%4
   TECHNOLOGY &
COMMUNICATIONS  0.61% 0.59% 1.20%4
   STRONG
   DISCOVERY FUND II   1.00% 0.21% 1.21%
   GROWTH FUND II   1.00% 0.20% 1.20%5
   OPPORTUNITY FUND II  1.00% 0.20% 1.20%
   WARBURG PINCUS
   INTERNATIONAL EQUITY   0.96% 0.40% 1.36%6
   POST-VENTURE CAPITAL  0.62% 0.78% 1.40%7
   SMALL COMPANY GROWTH  0.90% 0.26% 1.16%6
1) A portion of the brokerage commissions that certain Funds pay was used to reduce Funds expenses. In addition, certain Funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been .56% for Equity-Income Portfolio, .67% for Growth Portfolio, .92% for Overseas Portfolio, .73% for Asset Manager Portfolio, .71% for Contrafund Portfolio, .85% for Asset Manager: Growth Portfolio, .76% for Growth Opportunities Portfolio, and .71% for Balanced Portfolio.
2) FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the Fund's management fee, other expenses and total expenses would have been .28%, .15% and
 .43%, respectively.
   3) Morgan Stanley Asset Management Inc. with respect to the Portfolios, has voluntarily agreed to waive receipt of its management fees and agreed to reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed the respective percentage of average daily net assets. Such waiversand reimbursements may be modified or terminated at any time by Morgan Stanley Asset Management Inc.
   4) Pilgrim Baxter & Associates, Ltd. (the "Adviser") has voluntarily agreed to waive or limit its Advisory Fees or assume Other Expenses in an amount that operates to limit Total Operating Expenses of the Portfolios to not more than of the 1.20% of the average daily net assets of the Growth II, Small Cap Value, Technology & Communications and Select 20 Portfolios and to not more than 1.00% of the average daily net assets of the Large Cap Value Portfolio, through December 31, 1997. Total Operating Expenses include, but are not limited to, expenses such as investment advisory fees, transfer agent fees and legal fees. Such waivers of Advisory fees and possible assumptions of Other Expenses by the Adviser is subject to a possible reimbursement by the Portfolios in future years if such reimbursement can be achieved within foregoing annual expense limits. Such fee waiver/expense reimbursement arrangements may be modified or terminated at any time after December 31, 1997. Absent such fee waivers/expense reimbursements. the Advisory Fees and estimated Total Operating Expenses for the Small Cap Value, Large Cap Value, Technology & Communications and Select 20 Portfolios would be 1.00% and 1.43%;.65% and 1.24%; .85% and 1.44%; and .85% and 1.44%,
respectively. Given the projected asset size of the Growth II Portfolio, it is not anticipated that a fee waiver or expense reimbursement will be necessary with respect to that Portfolio.
   5 Strong Capital Management, Inc., the investment Adviser, has voluntarily agreed to cap the Fund's total operating expenses at 1.20%. The Adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.
   6) Management Fees, Other Expenses and Total Annual Expenses for the International Equity and Small Company Growth Portfolios are based on actual expenses for the fiscal year ended December 31, 1996, net any fee waivers or expense reimbursements. Without such waivers or reimbursements, Management Fees would have equaled 1.00% and 0.90%, Other Expenses would have equalled 0.40% and 0.27% and Total Annual Expenses would have equalled 1.40% and 1.17% for the International Equity and Small Company Growth Portfolios, respectively. The Portfolios' investment adviser and co-administrator have undertaken to limit each Portfolio's Total Annual Expenses to the limits shown in the table above through December 31, 1997.
   7) Absent the waiver of fees by the Post-Venture Capital Portfolio's investment adviser and co-administrator, Management Fees for the Post-Venture Capital Portfolio would equal 1.25%; Other Expenses would equal 0.82%; and Total Annual Expenses would equal 2.07%. Other Expenses for the Post-Venture Capital Portfolio are based on annualized estimates of expenses for the fiscal year ending December 31, 1997, net of any fee waivers or expense reimbursements. The Portfolio's investment adviser and co-administrator have undertaken to limit the Portfolio's Expenses to the limits shown in the table above through December 31, 1997.

5.FACTS ABOUT FILI, THE VARIABLE ACCOUNT, AND THE FUNDS

FILI
FILI is a stock life insurance company organized under the laws of the State of Utah. FILI was organized in 1981 under the laws of the Commonwealth of Pennsylvania and changed its home state to Utah in 1992. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity companies. Through ownership of voting common stock, Edward
C. Johnson 3d, Johnson family members, and various trusts for the benefit of Johnson family members form a controlling group with respect to FMR Corp. FMR Corp. acquired FILI on December 30, 1986. Immediately before the acquisition FILI (which was known by a different name) had no outstanding assets or liabilities relating to annuity or insurance contracts. FILI's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 82 Devonshire Street, Boston, Massachusetts 02109.
THE VARIABLE ACCOUNT
Fidelity Investments Variable Annuity Account I was established as a separate investment account on July 22, 1987. It supports the Contracts and other forms of variable annuity contracts, and may be used for other purposes permitted by law.
The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the Statement of Additional Information.
FILI owns the assets in the Variable Account. The assets of the Variable Account are kept separate from FILI's general account assets and from any other separate accounts FILI may have, as required by law. The assets of the Variable Account may not be charged with liabilities from any other business FILI conducts. All income, gains and losses concerning assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of FILI. Assets are maintained in the Variable Account at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, FILI may transfer the excess to its general account. FILI is obligated to provide all benefits under the Contracts.
THE FUNDS
FIDELITY
The Funds are Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III. Each Fund is an open-end, diversified management investment company organized by FMR and is the type of investment company commonly known as a series mutual fund.
The investment objectives of the Portfolios of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III are described below. There is of course no assurance that any Portfolio will meet its investment objective. Following the description of each Fidelity Portfolio is a graph showing how your annuity income can fluctuate based on past investment performance through December 31, 1996. Each graph shows the effect that the Portfolio's investment performance would have had if a Contract with a Benchmark Rate of Return of 5.0%, providing an initial monthly annuity income of $500, was purchased on the date the Portfolio commenced operations. Annuity income increases for a given month if the annualized Net Rate of Return for that month is higher than the Benchmark Rate of Return, and decreases for a given month if the annualized Net Rate of Return is lower than the Benchmark Rate of Return. The Purchase Payment necessary for an initial monthly annuity income of $500 will vary depending on the age and sex of the Annuitant (and Joint Annuitant, if any), the annuity income option and the first Annuity Income Date. Suppose a 65 year old male who lives in a state that does not charge a premium tax wishes to purchase $500 of initial monthly variable annuity income beginning on the Contract Date. If there is no Joint Annuitant and no guarantee period and he chooses a 5% Benchmark Rate of Return, the Purchase Payment needed would be $73,793. If the purchaser were female, the Purchase Payment necessary would be $82,687. This is because females have a longer life expectancy than males.
All the graphs take into account all charges under the Contract and the actual expenses of the Portfolios.
Graphs for the Other Funds are not available.

PROSPECTUS CHARTS CUMULATIVE ONE MONTH TOTAL RETURNS      M&E   0.01
      BRR   0.05    Month # of DayAsset Manager
   Apr-82
   May-82     31
   Jun-82     30
   Jul-82     31
   Aug-82     31
   Sep-82     30
   Oct-82     31
   Nov-82     30
   Dec-82     31
   Jan-83     31
   Feb-83     28
   Mar-83     31
   Apr-83     30
   May-83     31
   Jun-83     30
   Jul-83     31
   Aug-83     31
   Sep-83     30
   Oct-83     31
   Nov-83     30
   Dec-83     31
   Jan-84     31
   Feb-84     29
   Mar-84     31
   Apr-84     30
   May-84     31
   Jun-84     30
   Jul-84     31
   Aug-84     31
   Sep-84     30
   Oct-84     31
   Nov-84     30
   Dec-84     31
   Jan-85     31
   Feb-85     28
   Mar-85     31
   Apr-85     30
   May-85     31
   Jun-85     30
   Jul-85     31
   Aug-85     31
   Sep-85     30
   Oct-85     31
   Nov-85     30
   Dec-85     31
   Jan-86     31
   Feb-86     28
   Mar-86     31
   Apr-86     30
   May-86     31
   Jun-86     30
   Jul-86     31
   Aug-86     31
   Sep-86     30
   Oct-86     31
   Nov-86     30
   Dec-86     31
   Jan-87     31
   Feb-87     28
   Mar-87     31
   Apr-87     30
   May-87     31
   Jun-87     30
   Jul-87     31
   Aug-87     31
   Sep-87     30
   Oct-87     31
   Nov-87     30
   Dec-87     31
   Jan-88     31
   Feb-88     29
   Mar-88     31
   Apr-88     30
   May-88     31
   Jun-88     30
   Jul-88     31
   Aug-88     31
   Sep-88     30
   Oct-88     31
   Nov-88     30
   Dec-88     31
   Jan-89     31
   Feb-89     28
   Mar-89     31
   Apr-89     30
   May-89     31
   Jun-89     30
   Jul-89     31
   Aug-89     31
   Sep-89     30               $  500
   Oct-89     31  0.2002100.11 $      499
   Nov-89     30  0.3996100.32 $      498
   Dec-89     31  0.3085100.22 $      497
   Jan-90     31  -2.20697.71% $      484
   Feb-90     28  1.0256100.95 $      486
   Mar-90     31  0.8121100.73 $      488
   Apr-90     30  -1.30998.61% $      479
   May-90     31  5.1020105.01 $      501
   Jun-90     30  0.7766100.69 $503
   Jul-90     31  -0.19299.72% $499
   Aug-90     31  -3.28196.64% $480
   Sep-90     30  -2.09597.82% $468
   Oct-90     31  0.5096100.42 $468
   Nov-90     30  4.8681104.78 $489
   Dec-90     31  2.9013102.81 $500
   Jan-91     31  4.7851104.70 $522
   Feb-91     28  3.9142103.83 $540
   Mar-91     31  1.6143101.53 $545
   Apr-91     30  1.5004101.42 $551
   May-91     31  2.2608102.17 $561
   Jun-91     30  -1.78598.13% $548
   Jul-91     31  2.5108102.42 $559
   Aug-91     31  2.0270101.94 $567
   Sep-91     30  0.5794100.50 $568
   Oct-91     31  0.6584100.57 $569
   Nov-91     30  -1.63598.28% $557
   Dec-91     31  4.3225104.23 $578
   Jan-92     31  1.2749101.19 $582
   Feb-92     29  1.9420101.86 $591
   Mar-92     31  -0.24399.67% $587
   Apr-92     30  1.4657101.38 $592
   May-92     31  1.0433100.96 $596
   Jun-92     30  -0.07999.84% $592
   Jul-92     31  1.6693101.58 $599
   Aug-92     31  -0.31299.60% $594
   Sep-92     30  0.6274100.54 $595
   Oct-92     31    0.16100.07 $593
   Nov-92     30    2.18102.10 $603
   Dec-92     31     1.6101.51 $610
   Jan-93     31     1.8101.71 $618
   Feb-93     28    0.94100.86 $621
   Mar-93     31    2.83102.74 $635
   Apr-93     30     0.6100.52 $636
   May-93     31     1.7101.61 $643
   Jun-93     30     0.8100.72 $645
   Jul-93     31    1.23101.14 $650
   Aug-93     31    2.92102.83 $666
   Sep-93     30    0.0799.99% $663
   Oct-93     31     2.7102.61 $677
   Nov-93     30   -0.1399.79% $673
   Dec-93     31    4.05103.96 $697
   Jan-94     31    3.18103.09 $716
   Feb-94     28   -3.1896.75% $690
   Mar-94     31    -4.795.22% $654
   Apr-94     30    0.0799.99% $651
   May-94     31    0.86100.77 $654
   Jun-94     30   -1.9198.01% $638
   Jul-94     31    1.73101.64 $646
   Aug-94     31    2.34102.25 $658
   Sep-94     30   -1.1898.74% $647
   Oct-94     31    0.49100.40 $647
   Nov-94     30   -1.4798.45% $634
   Dec-94     31    -2.297.72% $617
   Jan-95     31   -0.6599.27% $610
   Feb-95     28    1.62101.54 $617
   Mar-95     31    1.32101.23 $622
   Apr-95     30    1.59101.51 $629
   May-95     31    1.28101.19 $634
   Jun-95     30    0.84100.76 $636
   Jul-95     31    3.56103.47 $655
   Aug-95     31    1.21101.12 $660
   Sep-95     30    1.26101.18 $665
   Oct-95     31   -1.3198.61% $653
   Nov-95     30     2.6102.52 $667
   Dec-95     31    2.53102.44 $680
   Jan-96     31    2.15102.06 $692
   Feb-96     29   -0.2799.65% $686
   Mar-96     31    1.06100.97 $690
   Apr-96     30    1.05100.97 $694
   May-96     31    0.78100.69 $696
   Jun-96     30     0.9100.82 $699
   Jul-96     31   -1.6698.26% $684
   Aug-96     31     0.2100.11 $682
   Sep-96     30    3.64103.55 $703
   Oct-96     31    2.57102.48 $718
   Nov-96     30    4.95104.86 $750
   Dec-96     31   -1.4698.46% $735Listed in Order           Max   750
to match MFPR             Min   468
N.FIA
6
6.THE PORTFOLIOS

ASSET MANAGER PORTFOLIO of Variable Insurance Products Fund II seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term, fixed income
instruments.    The fund may be appropriate for investors who want to
diversify among domestic and foreign stocks, bonds, short-term instruments and other types of securities, the fund spreads its assets among all three asset classes moderating both its risk and return potential. Because the fund owns different types of investments, the performance is affected by a variety of factors. The value of the fund's investments and the income generated will vary from day to day, and generally reflect interest rates, market conditions, and other company, political and economic news. Performance also depends on FMR's skills in allocating assets. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

7
N.FIA
MONEY MARKET PORTFOLIO of Variable Insurance Products Fund seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. It invests only in
high-quality money market instruments.    The fund may be appropriate
for investors who would like to earn income at current money market rates while preserving the value of their investment. The fund is managed to keep its share price stable at $1.00. The rate of income will vary from day to day, generally reflecting short-term interest rates. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS   CUMULATIVE ONE MONTH TOTAL RETURNS

M&E 0.01
BRR 0.05

Month # of Days  Money Market
Apr-82     $500
May-82  31  1.1551967 101.07% $503
Jun-82  30  1.1206 101.04% $506
Jul-82  31  1.1753961 101.09% $510
Aug-82  31  1.0274021 100.94% $513
Sep-82  30  0.8941036 100.81% $515
Oct-82  31  0.8633956 100.78% $516
Nov-82  30  0.796296 100.71% $518
Dec-82  31  0.7668009 100.68% $519
Jan-83  31  0.7207956 100.63% $521
Feb-83  28  0.6326003 100.56% $521
Mar-83  31  0.6980001 100.61% $523
Apr-83  30  0.6815044 100.60% $524
May-83  31  0.6908034 100.60% $525
Jun-83  30  0.6833043 100.60% $526
Jul-83  31  0.7715994 100.69% $527
Aug-83  31  0.8024995 100.72% $529
Sep-83  30  0.7852997 100.70% $530
Oct-83  31  0.8010033 100.71% $532
Nov-83  30  0.762901 100.68% $533
Dec-83  31  0.7701022 100.68% $535
Jan-84  31  0.7744037 100.69% $536
Feb-84  29  0.7273033 100.65% $537
Mar-84  31  0.7961988 100.71% $539
Apr-84  30  0.8027994 100.72% $541
May-84  31  0.8503022 100.76% $543
Jun-84  30  0.8510969 100.77% $545
Jul-84  31  0.9054974 100.82% $547
Aug-84  31  0.9200967 100.83% $549
Sep-84  30  0.8994014 100.82% $551
Oct-84  31  0.8951025 100.81% $553
Nov-84  30  0.7933963 100.71% $555
Dec-84  31  0.7501987 100.66% $557
Jan-85  31  0.7073964 100.62% $558
Feb-85  28  0.6158981 100.54% $559
Mar-85  31  0.6979029 100.61% $560
Apr-85  30  0.6827012 100.60% $561
May-85  31  0.6837033 100.60% $562
Jun-85  30  0.620502 100.54% $563
Jul-85  31  0.6286972 100.54% $563
Aug-85  31  0.6338018 100.55% $564
Sep-85  30  0.6170022 100.53% $565
Oct-85  31  0.647698 100.56% $566
Nov-85  30  0.6324972 100.55% $566
Dec-85  31  0.6539969 100.57% $567
Jan-86  31  0.6492981 100.56% $568
Feb-86  28  0.5747013 100.50% $569
Mar-86  31  0.6217 100.54% $570
Apr-86  30  0.5702999 100.49% $570
May-86  31  0.5577013 100.47% $570
Jun-86  30  0.5377009 100.45% $571
Jul-86  31  0.5469971 100.46% $571
Aug-86  31  0.5245982 100.44% $571
Sep-86  30  0.4765015 100.39% $571
Oct-86  31  0.4853992 100.40% $571
Nov-86  30  0.465399 100.38% $571
Dec-86  31  0.4898978 100.40% $571
Jan-87  31  0.4959014 100.41% $571
Feb-87  28  0.4339993 100.36% $571
Mar-87  31  0.4838032 100.40% $570
Apr-87  30  0.4793971 100.40% $570
May-87  31  0.5206027 100.43% $571
Jun-87  30  0.5225005 100.44% $571
Jul-87  31  0.5405006 100.45% $571
Aug-87  31  0.5392987 100.45% $571
Sep-87  30  0.5335983 100.45% $572
Oct-87  31  0.5748011 100.49% $572
Nov-87  30  0.5404031 100.46% $572
Dec-87  31  0.5941027 100.51% $573
Jan-88  31  0.5755989 100.49% $573
Feb-88  29  0.5129999 100.43% $573
Mar-88  31  0.5410021 100.46% $574
Apr-88  30  0.5224008 100.44% $574
May-88  31  0.5544983 100.47% $574
Jun-88  30  0.5581998 100.48% $575
Jul-88  31  0.5988009 100.51% $575
Aug-88  31  0.6322979 100.55% $576
Sep-88  30  0.634001 100.55% $577
Oct-88  31  0.6583016 100.57% $578
Nov-88  30  0.6482004 100.57% $579
Dec-88  31  0.7118006 100.63% $580
Jan-89  31  0.7367008 100.65% $581
Feb-89  28  0.6686995 100.59% $582
Mar-89  31  0.7767009 100.69% $584
Apr-89  30  0.7711993 100.69% $586
May-89  31  0.7940976 100.71% $587
Jun-89  30  0.7485009 100.67% $589
Jul-89  31  0.7510998 100.67% $590
Aug-89  31  0.7271001 100.64% $592
Sep-89  30  0.7142016 100.63% $593
Oct-89  31  0.6886017 100.60% $594
Nov-89  30  0.6751022 100.59% $595
Dec-89  31  0.7064995 100.62% $597
Jan-90  31  0.6572006 100.57% $597
Feb-90  28  0.604301 100.53% $598
Mar-90  31  0.6900978 100.60% $600
Apr-90  30  0.6282014 100.55% $600
May-90  31  0.6695999 100.58% $601
Jun-90  30  0.6415996 100.56% $602
Jul-90  31  0.6609007 100.58% $603
Aug-90  31  0.6495014 100.56% $604
Sep-90  30  0.6266014 100.54% $605
Oct-90  31  0.6520019 100.57% $606
Nov-90  30  0.6280996 100.55% $607
Dec-90  31  0.6477023 100.56% $608
Jan-91  31  0.6361001 100.55% $608
Feb-91  28  0.536698 100.46% $609
Mar-91  31  0.4989003 100.41% $609
Apr-91  30  0.559899 100.48% $609
May-91  31  0.5006005 100.41% $609
Jun-91  30  0.4399003 100.36% $609
Jul-91  31  0.5182996 100.43% $609
Aug-91  31  0.4647019 100.38% $609
Sep-91  30  0.4693988 100.39% $609
Oct-91  31  0.4531011 100.37% $609
Nov-91  30  0.4097006 100.33% $608
Dec-91  31  0.4390991 100.35% $608
Jan-92  31  0.4072994 100.32% $607
Feb-92  29  0.338802 100.26% $606
Mar-92  31  0.3670011 100.28% $606
Apr-92  30  0.3301992 100.25% $605
May-92  31  0.3033992 100.22% $604
Jun-92  30  0.3294019 100.25% $603
Jul-92  31  0.3101017 100.22% $601
Aug-92  31  0.3006013 100.22% $600
Sep-92  30  0.2839007 100.20% $599
Oct-92  31  0.28 100.19% $598
Nov-92  30  0.29 100.21% $597
Dec-92  31  0.3 100.21% $595
Jan-93  31  0.28 100.19% $594
Feb-93  28  0.26 100.18% $593
Mar-93  31  0.29 100.20% $592
Apr-93  30  0.26 100.18% $590
May-93  31  0.24 100.15% $589
Jun-93  30  0.29 100.21% $588
Jul-93  31  0.26 100.17% $586
Aug-93  31  0.27 100.18% $585
Sep-93  30  0.25 100.17% $584
Oct-93  31  0.24 100.15% $582
Nov-93  30  0.27 100.19% $581
Dec-93  31  0.27 100.18% $580
Jan-94  31  0.27 100.18% $578
Feb-94  28  0.24 100.16% $577
Mar-94  31  0.29 100.20% $576
Apr-94  30  0.28 100.20% $575
May-94  31  0.34 100.25% $574
Jun-94  30  0.34 100.26% $573
Jul-94  31  0.34 100.25% $572
Aug-94  31  0.4 100.31% $571
Sep-94  30  0.38 100.30% $571
Oct-94  31  0.41 100.32% $570
Nov-94  30  0.41 100.33% $570
Dec-94  31  0.45 100.36% $570
Jan-95  31  0.5 100.41% $570
Feb-95  28  0.45 100.37% $569
Mar-95  31  0.5 100.41% $569
Apr-95  30  0.45 100.37% $569
May-95  31  0.53 100.44% $569
Jun-95  30  0.48 100.40% $569
Jul-95  31  0.49 100.40% $569
Aug-95  31  0.48 100.39% $569
Sep-95  30  0.45 100.37% $569
Oct-95  31  0.49 100.40% $569
Nov-95  30  0.46 100.38% $569
Dec-95  31  0.44 100.35% $568
Jan-96  31  0.49 100.40% $568
Feb-96  29  0.42 100.34% $568
Mar-96  31  0.41 100.32% $568
Apr-96  30  0.45 100.37% $567
May-96  31  0.43 100.34% $567
Jun-96  30  0.39 100.31% $567
Jul-96  31  0.47 100.38% $566
Aug-96  31  0.43 100.34% $566
Sep-96  30  0.45 100.37% $566
Oct-96  31  0.45 100.36% $565
Nov-96  30  0.42 100.34% $565
Dec-96  31  0.46 100.37% $565


Listed in Order    Max 609
to match MFPR    Min 500



N.FIA
8
PROSPECTUS CHARTS   CUMULATIVE ONE MONTH TOTAL RETURNS

M&E 0.01
BRR 0.05

Month # of Days  Investment Grade Bond
Apr-82
May-82  31
Jun-82  30
Jul-82  31
Aug-82  31
Sep-82  30
Oct-82  31
Nov-82  30
Dec-82  31
Jan-83  31
Feb-83  28
Mar-83  31
Apr-83  30
May-83  31
Jun-83  30
Jul-83  31
Aug-83  31
Sep-83  30
Oct-83  31
Nov-83  30
Dec-83  31
Jan-84  31
Feb-84  29
Mar-84  31
Apr-84  30
May-84  31
Jun-84  30
Jul-84  31
Aug-84  31
Sep-84  30
Oct-84  31
Nov-84  30
Dec-84  31
Jan-85  31
Feb-85  28
Mar-85  31
Apr-85  30
May-85  31
Jun-85  30
Jul-85  31
Aug-85  31
Sep-85  30
Oct-85  31
Nov-85  30
Dec-85  31
Jan-86  31
Feb-86  28
Mar-86  31
Apr-86  30
May-86  31
Jun-86  30
Jul-86  31
Aug-86  31
Sep-86  30
Oct-86  31
Nov-86  30
Dec-86  31
Jan-87  31
Feb-87  28
Mar-87  31
Apr-87  30
May-87  31
Jun-87  30
Jul-87  31
Aug-87  31
Sep-87  30
Oct-87  31
Nov-87  30
Dec-87  31
Jan-88  31
Feb-88  29
Mar-88  31
Apr-88  30
May-88  31
Jun-88  30
Jul-88  31
Aug-88  31
Sep-88  30
Oct-88  31
Nov-88  30
Dec-88  31     $      500
Jan-89  31  0.869186 100.78%  $      502
Feb-89  28  0.221311 100.14%  $      501
Mar-89  31  0.620951 100.54%  $      501
Apr-89  30  1.113731 101.03%  $      504
May-89  31  1.114192 101.03%  $      507
Jun-89  30  1.923973 101.84%  $      515
Jul-89  31  1.559888 101.47%  $      520
Aug-89  31  -0.79695 99.12%  $      513
Sep-89  30  0.39447 100.31%  $      513
Oct-89  31  1.548237 101.46% $518
Nov-89  30  0.860446 100.78% $520
Dec-89  31  0.408394 100.32% $520
Jan-90  31  -0.22762 99.69% $516
Feb-90  28  0.567202 100.49% $517
Mar-90  31  0.303621 100.22% $516
Apr-90  30  0.042414 99.96% $513
May-90  31  1.569926 101.48% $519
Jun-90  30  0.780087 100.70% $520
Jul-90  31  0.99278 100.91% $523
Aug-90  31  -0.00955 99.91% $520
Sep-90  30  0.391026 100.31% $520
Oct-90  31  0.006187 99.92% $517
Nov-90  30  0.602254 100.52% $518
Dec-90  31  1.040954 100.95% $521
Jan-91  31  0.201613 100.12% $519
Feb-91  28  1.006036 100.93% $522
Mar-91  31  1.693227 101.61% $528
Apr-91  30  1.469148 101.39% $533
May-91  31  0.772201 100.69% $535
Jun-91  30  0.191571 100.11% $533
Jul-91  31  0.860421 100.77% $535
Aug-91  31  2.085308 102.00% $543
Sep-91  30  1.85701 101.77% $551
Oct-91  31  1.093892 101.01% $554
Nov-91  30  1.082056 101.00% $557
Dec-91  31  2.984977 102.90% $571
Jan-92  31  -0.99278 98.92% $563
Feb-92  29  0.54725 100.47% $563
Mar-92  31  -0.18198 99.73% $559
Apr-92  30  0.729262 100.65% $561
May-92  31  1.538462 101.45% $566
Jun-92  30  1.158645 101.08% $570
Jul-92  31  2.026432 101.94% $579
Aug-92  31  0.604491 100.52% $580
Sep-92  30  1.201717 101.12% $584
Oct-92  31  -1.27 98.65% $573
Nov-92  30  -0.26 99.66% $569
Dec-92  31  1.42 101.33% $574
Jan-93  31  2.1 102.01% $583
Feb-93  28  1.7 101.62% $591
Mar-93  31  0.44 100.35% $590
Apr-93  30  0.61 100.53% $591
May-93  31  0.17 100.08% $589
Jun-93  30  1.91 101.83% $597
Jul-93  31  0.68 100.59% $599
Aug-93  31  1.78 101.69% $606
Sep-93  30  0.5 100.42% $606
Oct-93  31  0.5 100.41% $606
Nov-93  30  -0.49 99.43% $600
Dec-93  31  0.59 100.50% $601
Jan-94  31  1.13 101.04% $605
Feb-94  28  -1.64 98.28% $592
Mar-94  31  -2.28 97.64% $576
Apr-94  30  -0.9 99.02% $568
May-94  31  -0.27 99.64% $563
Jun-94  30  -0.27 99.65% $559
Jul-94  31  1.64 101.55% $566
Aug-94  31  0.09 100.00% $563
Sep-94  30  -1.08 98.84% $554
Oct-94  31  0.09 100.00% $552
Nov-94  30  0.18 100.10% $550
Dec-94  31  -0.45 99.47% $545
Jan-95  31  1.45 101.36% $550
Feb-95  28  1.93 101.85% $559
Mar-95  31  0.64 100.55% $559
Apr-95  30  1.36 101.28% $564
May-95  31  4.01 103.92% $584
Jun-95  30  0.77 100.69% $586
Jul-95  31  -0.34 99.57% $581
Aug-95  31  1.19 101.10% $585
Sep-95  30  0.93 100.85% $587
Oct-95  31  1.34 101.25% $592
Nov-95  30  1.48 101.40% $598
Dec-95  31  1.38 101.29% $603
Jan-96  31  0.64 100.55% $604
Feb-96  29  -1.83 98.09% $590
Mar-96  31  -0.77 99.15% $583
Apr-96  30  -0.6 99.32% $576
May-96  31  -0.17 99.74% $573
Jun-96  30  1.21 101.13% $577
Jul-96  31  0.26 100.17% $575
Aug-96  31  -0.09 99.82% $572
Sep-96  30  1.62 101.54% $578
Oct-96  31  2.19 102.10% $588
Nov-96  30  1.65 101.57% $595
Dec-96  31  -0.89 99.03% $587


Listed in Order    Max 606
to match MFPR    Min 500


































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































INVESTMENT GRADE BOND PORTFOLIO of Variable Insurance Products Fund II seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of
investment-grade fixed-income securities.    The fund may be
appropriate for investors who want high current income from a portfolio of investment-grade debt securities. A fund's level of risk and potential reward depend on the quality and maturity of its investments. With its focus on medium- to high-quality investments, the fund has a moderate risk level and yield potential. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.


9
N.FIA
HIGH INCOME PORTFOLIO of Variable Insurance Products Fund seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated, fixed-income securities. In choosing these
securities growth of capital will also be considered.    A fund's
level of risk and potential reward depend on the quality and maturity of its investments. The fund is for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt, including defaulted securities. Investors must be willing to accept the fund's greater price movements and credit risks. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS CUMULATIVE ONE MONTH TOTAL RETURNS
      M&E   0.01
      BRR   0.05
    Month # of DayHigh Income
   Apr-82
   May-82     31
   Jun-82     30
   Jul-82     31
   Aug-82     31
   Sep-82     30
   Oct-82     31
   Nov-82     30
   Dec-82     31
   Jan-83     31
   Feb-83     28
   Mar-83     31
   Apr-83     30
   May-83     31
   Jun-83     30
   Jul-83     31
   Aug-83     31
   Sep-83     30
   Oct-83     31
   Nov-83     30
   Dec-83     31
   Jan-84     31
   Feb-84     29
   Mar-84     31
   Apr-84     30
   May-84     31
   Jun-84     30
   Jul-84     31
   Aug-84     31
   Sep-84     30
   Oct-84     31
   Nov-84     30
   Dec-84     31
   Jan-85     31
   Feb-85     28
   Mar-85     31
   Apr-85     30
   May-85     31
   Jun-85     30
   Jul-85     31
   Aug-85     31
   Sep-85     30               $  500
   Oct-85     31    1.25101.16 $      504
   Nov-85     30    1.44101.36 $      509
   Dec-85     31    3.34103.25 $      523
   Jan-86     31    1.24101.15 $      527
   Feb-86     28    3.38103.30 $      542
   Mar-86     31    2.47102.38 $      553
   Apr-86     30     1.7101.62 $      559
   May-86     31    1.53101.44 $      565
   Jun-86     30    1.26101.18 $      569
   Jul-86     31    -0.399.61% $      565
   Aug-86     31     0.4100.31 $      564
   Sep-86     30    0.85100.77 $      566
   Oct-86     31    2.99102.90 $      580
   Nov-86     30    0.32100.24 $      579
   Dec-86     31    0.63100.54 $      580
   Jan-87     31    3.65103.56 $      598
   Feb-87     28    1.73101.65 $      606
   Mar-87     31    0.91100.82 $      608
   Apr-87     30   -3.1396.79% $      587
   May-87     31   -0.9398.99% $      578
   Jun-87     30    2.16102.08 $      588
   Jul-87     31    0.11100.02 $      586
   Aug-87     31    0.83100.74 $      588
   Sep-87     30   -3.4896.44% $      564
   Oct-87     31   -4.7895.14% $      535
   Nov-87     30    2.95102.86 $      548
   Dec-87     31     1.6101.51 $      554
   Jan-88     31    3.29103.20 $      569
   Feb-88     29    2.99102.91 $      583
   Mar-88     31   -0.7299.20% $      576
   Apr-88     30    0.78100.70 $      578
   May-88     31   -0.1599.76% $      574
   Jun-88     30     2.1102.02 $      584
   Jul-88     31    1.04100.95 $      587
   Aug-88     31   -0.4899.44% $      581
   Sep-88     30     0.8100.72 $      583
   Oct-88     31    1.09101.00 $      586
   Nov-88     30   -0.3899.54% $      581
   Dec-88     31    0.79100.70 $      583
   Jan-89     31     2.4102.31 $      594
   Feb-89     28    0.49100.41 $      594
   Mar-89     31   -1.2898.64% $      584
   Apr-89     30   -1.1198.81% $      574
   May-89     31    1.85101.76 $      582
   Jun-89     30    2.86102.78 $      596
   Jul-89     31   -0.6699.26% $      589
   Aug-89     31   -0.5899.34% $      582
   Sep-89     30    -3.596.42% $      559
   Oct-89     31   -4.2995.63% $      533
   Nov-89     30    0.08100.00 $      531
   Dec-89     31   -0.2799.64% $      527
   Jan-90     31   -2.2197.71% $      512
   Feb-90     28   -1.5498.38% $      502
   Mar-90     31   -1.0698.86% $      494
   Apr-90     30     0.3100.22 $      493
   May-90     31    2.05101.96 $      501
   Jun-90     30    1.58101.50 $      507
   Jul-90     31    1.54101.45 $      512
   Aug-90     31   -1.6798.25% $      501
   Sep-90     30   -2.3797.55% $      486
   Oct-90     31   -2.4397.49% $      472
   Nov-90     30    2.35102.27 $      481
   Dec-90     31     1.4101.31 $      485
   Jan-91     31    2.12102.03 $      493
   Feb-91     28    5.54105.46 $      518
   Mar-91     31    3.54103.45 $      534
   Apr-91     30    3.55103.46 $      550
   May-91     31    1.47101.38 $      555
   Jun-91     30    2.17102.09 $      565
   Jul-91     31    3.78103.69 $      583
   Aug-91     31    1.37101.28 $      588
   Sep-91     30    2.24102.16 $      598
   Oct-91     31     3.4103.31 $      616
   Nov-91     30    0.85100.77 $      618
   Dec-91     31    0.53100.44 $      618
   Jan-92     31    5.34105.25 $      648
   Feb-92     29    3.63103.55 $      668
   Mar-92     31    3.23103.14 $      686
   Apr-92     30    0.71100.63 $      688
   May-92     31     1.2101.11 $      693
   Jun-92     30    1.09101.01 $      697
   Jul-92     31    1.96101.87 $      707
   Aug-92     31    2.12102.03 $      718
   Sep-92     30    1.04100.96 $      722
   Oct-92     31   -1.4998.43% $      708
   Nov-92     30    1.23101.15 $      713
   Dec-92     31    1.03100.94 $      717
   Jan-93     31    2.68102.59 $      733
   Feb-93     28    1.71101.63 $      742
   Mar-93     31    2.31102.22 $      755
   Apr-93     30    0.66100.58 $      756
   May-93     31    1.49101.40 $      764
   Jun-93     30    2.58102.50 $      780
   Jul-93     31    0.99100.90 $      784
   Aug-93     31    1.07100.98 $      788
   Sep-93     30    0.35100.27 $      787
   Oct-93     31    2.36102.27 $      802
   Nov-93     30    0.94100.86 $      805
   Dec-93     31    1.61101.52 $      814
   Jan-94     31    3.34103.25 $      837
   Feb-94     28   -0.1299.80% $      832
   Mar-94     31   -3.3796.55% $      800
   Apr-94     30   -1.0198.91% $      788
   May-94     31    0.19100.10 $      786
   Jun-94     30   -0.3799.55% $      779
   Jul-94     31    0.37100.28 $      778
   Aug-94     31       099.91% $      774
   Sep-94     30    0.74100.66 $      776
   Oct-94     31   -0.9299.00% $      765
   Nov-94     30   -0.8399.09% $      755
   Dec-94     31    0.56100.47 $      756
   Jan-95     31    1.12101.03 $      760
   Feb-95     28    3.43103.35 $      783
   Mar-95     31    1.25101.16 $      789
   Apr-95     30    2.93102.85 $      808
   May-95     31    2.57102.48 $      825
   Jun-95     30    0.27100.19 $      823
   Jul-95     31    2.41102.32 $      838
   Aug-95     31    0.79100.70 $      841
   Sep-95     30    1.65101.57 $      851
   Oct-95     31    0.94100.85 $      854
   Nov-95     30    0.51100.43 $      855
   Dec-95     31    1.18101.09 $      860
   Jan-96     31    2.32102.23 $      876
   Feb-96     29    1.65101.57 $      886
   Mar-96     31   -0.2699.65% $      880
   Apr-96     30    1.49101.41 $      888
   May-96     31    1.38101.29 $      896
   Jun-96     30    0.51100.43 $      896
   Jul-96     31   -0.3499.57% $      889
   Aug-96     31    1.45101.36 $      897
   Sep-96     30    2.94102.86 $      919
   Oct-96     31   -0.3399.58% $      912
   Nov-96     30    1.06100.98 $      917
   Dec-96     31    1.38101.29 $      925
Listed in Order           Max   925
to match MFPR             Min   472


N.FIA
10
EQUITY-INCOME PORTFOLIO of Variable Insurance Products Fund seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price
Index.    The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who want some income from equity and bond investments, but also want to be invested in the stock market for its long-term growth potential. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS CUMULATIVE ONE MONTH TOTAL RETURNS
      M&E   0.01
      BRR   0.05
    Month # of DayEquity Income
   Apr-82
   May-82     31
   Jun-82     30
   Jul-82     31
   Aug-82     31
   Sep-82     30
   Oct-82     31
   Nov-82     30
   Dec-82     31
   Jan-83     31
   Feb-83     28
   Mar-83     31
   Apr-83     30
   May-83     31
   Jun-83     30
   Jul-83     31
   Aug-83     31
   Sep-83     30
   Oct-83     31
   Nov-83     30
   Dec-83     31
   Jan-84     31
   Feb-84     29
   Mar-84     31
   Apr-84     30
   May-84     31
   Jun-84     30
   Jul-84     31
   Aug-84     31
   Sep-84     30
   Oct-84     31
   Nov-84     30
   Dec-84     31
   Jan-85     31
   Feb-85     28
   Mar-85     31
   Apr-85     30
   May-85     31
   Jun-85     30
   Jul-85     31
   Aug-85     31
   Sep-85     30
   Oct-85     31
   Nov-85     30
   Dec-85     31
   Jan-86     31
   Feb-86     28
   Mar-86     31
   Apr-86     30
   May-86     31
   Jun-86     30
   Jul-86     31
   Aug-86     31
   Sep-86     30
   Oct-86     31               $  500
   Nov-86     30  2.1760102.09 $      508
   Dec-86     31  -3.00096.92% $      491
   Jan-87     31  11.477111.38 $      544
   Feb-87     28  2.3276102.25 $      554
   Mar-87     31  2.5387102.45 $566
   Apr-87     30  -2.48997.43% $549
   May-87     31  0.6161100.53 $550
   Jun-87     30  2.0845102.00 $558
   Jul-87     31  3.8095103.72 $577
   Aug-87     31  2.7522102.66 $590
   Sep-87     30  -2.09897.82% $574
   Oct-87     31  -19.5180.42% $460
   Nov-87     30  -4.47495.45% $437
   Dec-87     31  5.1119105.02 $457
   Jan-88     31  7.1125107.02 $488
   Feb-88     29  4.9554104.87 $509
   Mar-88     31  -1.74098.18% $498
   Apr-88     30  1.6553101.57 $504
   May-88     31  1.3409101.25 $508
   Jun-88     30  5.6892105.60 $534
   Jul-88     31  -0.18199.73% $531
   Aug-88     31  -1.72498.19% $519
   Sep-88     30  2.9714102.89 $532
   Oct-88     31  1.7257101.64 $538
   Nov-88     30  -1.60798.31% $527
   Dec-88     31  0.9128100.83 $529
   Jan-89     31  6.1762106.09 $559
   Feb-89     28  -0.51399.41% $554
   Mar-89     31  2.1660102.08 $563
   Apr-89     30  3.8593103.77 $582
   May-89     31  2.9727102.88 $596
   Jun-89     30  0.068599.99% $594
   Jul-89     31  5.8299105.74 $625
   Aug-89     31  1.6067101.52 $632
   Sep-89     30  -1.12498.79% $622
   Oct-89     31  -5.76994.15% $583
   Nov-89     30  0.5714100.49 $584
   Dec-89     31  0.8345100.75 $585
   Jan-90     31  -6.75393.17% $543
   Feb-90     28  0.5926100.52 $544
   Mar-90     31  0.1648100.08 $542
   Apr-90     30  -3.46796.45% $521
   May-90     31  6.6162106.53 $552
   Jun-90     30  -0.99598.92% $544
   Jul-90     31  -2.44597.47% $528
   Aug-90     31  -7.98591.94% $484
   Sep-90     30  -7.75792.17% $444
   Oct-90     31  -2.54997.37% $431
   Nov-90     30  7.1672107.08 $459
   Dec-90     31  2.3267102.24 $468
   Jan-91     31  5.3627105.27 $490
   Feb-91     28  6.8862106.80 $522
   Mar-91     31  2.0743101.99 $530
   Apr-91     30  0.4672100.38 $530
   May-91     31  5.4883105.40 $556
   Jun-91     30  -4.08895.83% $531
   Jul-91     31  5.6691105.58 $558
   Aug-91     31  2.1108102.02 $567
   Sep-91     30  -0.68699.23% $560
   Oct-91     31  1.6652101.58 $567
   Nov-91     30  -4.31095.61% $540
   Dec-91     31  7.9025107.81 $579
   Jan-92     31  1.3502101.26 $584
   Feb-92     29  3.2472103.16 $601
   Mar-92     31  -1.22598.69% $590
   Apr-92     30  3.1327103.05 $606
   May-92     31  0.7993100.71 $608
   Jun-92     30  -0.87599.04% $599
   Jul-92     31  3.0645102.98 $615
   Aug-92     31  -2.19097.73% $598
   Sep-92     30  1.0381100.95 $601
   Oct-92     31     1.2101.11 $606
   Nov-92     30    3.63103.54 $625
   Dec-92     31    2.82102.73 $639
   Jan-93     31    2.99102.90 $655
   Feb-93     28    2.25102.17 $667
   Mar-93     31    2.98102.89 $683
   Apr-93     30   -0.4299.50% $677
   May-93     31    1.81101.72 $686
   Jun-93     30    1.18101.10 $690
   Jul-93     31    1.36101.27 $696
   Aug-93     31    3.83103.74 $719
   Sep-93     30   -0.3899.54% $713
   Oct-93     31    0.91100.82 $716
   Nov-93     30   -1.7598.17% $700
   Dec-93     31    2.31102.22 $713
   Jan-94     31     4.4104.31 $740
   Feb-94     28   -2.5897.34% $718
   Mar-94     31   -4.1895.74% $685
   Apr-94     30    3.45103.36 $705
   May-94     31    0.95100.86 $708
   Jun-94     30   -0.6299.30% $700
   Jul-94     31    3.34103.25 $720
   Aug-94     31    5.15105.06 $753
   Sep-94     30   -1.6498.28% $737
   Oct-94     31    2.05101.96 $749
   Nov-94     30   -3.2796.65% $721
   Dec-94     31    0.33100.24 $720
   Jan-95     31    1.56101.47 $727
   Feb-95     28    3.81103.73 $751
   Mar-95     31    3.45103.36 $773
   Apr-95     30    2.78102.70 $791
   May-95     31    3.01102.92 $811
   Jun-95     30    1.44101.36 $819
   Jul-95     31    3.85103.76 $846
   Aug-95     31    1.25101.16 $852
   Sep-95     30    3.32103.23 $876
   Oct-95     31   -1.1598.77% $862
   Nov-95     30    4.32104.23 $895
   Dec-95     31    2.93102.84 $916
   Jan-96     31    2.91102.82 $938
   Feb-96     29    0.34100.26 $937
   Mar-96     31    1.05100.96 $942
   Apr-96     30     1.3101.22 $950
   May-96     31    1.08100.99 $955
   Jun-96     30   -0.9299.00% $942
   Jul-96     31   -4.8895.04% $892
   Aug-96     31    2.05101.96 $905
   Sep-96     30    4.28104.19 $939
   Oct-96     31    1.62101.53 $950
   Nov-96     30    6.69106.60$1,009
   Dec-96     31   -1.6498.28% $987
Listed in Order           Max 1,009
to match MFPR             Min   431


11
N.FIA
INDEX 500 PORTFOLIO of Variable Insurance Products Fund II seeks to provide investment results that correspond to the total return (i.e. the combination of capital changes and income) of common stocks publicly traded in the United States. In seeking this objective, the Portfolio attempts to duplicate the composition and total return of
the Standard & Poor's 500 Composite Stock Price Index.    The fund may
be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who want to pursue growth of capital and current income through a portfolio of securities that broadly represents the U.S. stock market, as measured by the S&P 500. The fund seeks to keep expenses low as it attempts to match the return of the S&P 500. Because the fund seeks to track, rather than beat, the performance of the S&P 500, it is not managed in the same manner as other mutual funds. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS CUMULATIVE ONE MONTH TOTAL RETURNS
      M&E   0.01
      BRR   0.05
    Month # of DayIndex 500
   Apr-82
   May-82     31
   Jun-82     30
   Jul-82     31
   Aug-82     31
   Sep-82     30
   Oct-82     31
   Nov-82     30
   Dec-82     31
   Jan-83     31
   Feb-83     28
   Mar-83     31
   Apr-83     30
   May-83     31
   Jun-83     30
   Jul-83     31
   Aug-83     31
   Sep-83     30
   Oct-83     31
   Nov-83     30
   Dec-83     31
   Jan-84     31
   Feb-84     29
   Mar-84     31
   Apr-84     30
   May-84     31
   Jun-84     30
   Jul-84     31
   Aug-84     31
   Sep-84     30
   Oct-84     31
   Nov-84     30
   Dec-84     31
   Jan-85     31
   Feb-85     28
   Mar-85     31
   Apr-85     30
   May-85     31
   Jun-85     30
   Jul-85     31
   Aug-85     31
   Sep-85     30
   Oct-85     31
   Nov-85     30
   Dec-85     31
   Jan-86     31
   Feb-86     28
   Mar-86     31
   Apr-86     30
   May-86     31
   Jun-86     30
   Jul-86     31
   Aug-86     31
   Sep-86     30
   Oct-86     31
   Nov-86     30
   Dec-86     31
   Jan-87     31
   Feb-87     28
   Mar-87     31
   Apr-87     30
   May-87     31
   Jun-87     30
   Jul-87     31
   Aug-87     31
   Sep-87     30
   Oct-87     31
   Nov-87     30
   Dec-87     31
   Jan-88     31
   Feb-88     29
   Mar-88     31
   Apr-88     30
   May-88     31
   Jun-88     30
   Jul-88     31
   Aug-88     31
   Sep-88     30
   Oct-88     31
   Nov-88     30
   Dec-88     31
   Jan-89     31
   Feb-89     28
   Mar-89     31
   Apr-89     30
   May-89     31
   Jun-89     30
   Jul-89     31
   Aug-89     31
   Sep-89     30
   Oct-89     31
   Nov-89     30
   Dec-89     31
   Jan-90     31
   Feb-90     28
   Mar-90     31
   Apr-90     30
   May-90     31
   Jun-90     30
   Jul-90     31
   Aug-90     31
   Sep-90     30
   Oct-90     31
   Nov-90     30
   Dec-90     31
   Jan-91     31
   Feb-91     28
   Mar-91     31
   Apr-91     30
   May-91     31
   Jun-91     30
   Jul-91     31
   Aug-91     31
   Sep-91     30
   Oct-91     31
   Nov-91     30
   Dec-91     31
   Jan-92     31
   Feb-92     29
   Mar-92     31
   Apr-92     30
   May-92     31
   Jun-92     30
   Jul-92     31
   Aug-92     31
   Sep-92     30    1.16       $500
   Oct-92     31    0.22100.13 $499
   Nov-92     30    3.41103.32 $513
   Dec-92     31    1.26101.17 $517
   Jan-93     31    0.64100.55 $518
   Feb-93     28    1.32101.24 $522
   Mar-93     31     2.2102.11 $531
   Apr-93     30   -2.5597.37% $515
   May-93     31     2.6102.51 $526
   Jun-93     30    0.26100.18 $525
   Jul-93     31   -0.4699.46% $520
   Aug-93     31    3.79103.70 $537
   Sep-93     30   -0.8199.11% $530
   Oct-93     31    2.04101.95 $538
   Nov-93     30   -0.9798.95% $530
   Dec-93     31     1.2101.11 $534
   Jan-94     31    3.37103.28 $549
   Feb-94     28   -2.7197.22% $532
   Mar-94     31   -4.3495.58% $506
   Apr-94     30     1.2101.12 $510
   May-94     31    1.55101.46 $515
   Jun-94     30   -2.4497.48% $500
   Jul-94     31     3.3103.21 $514
   Aug-94     31    3.99103.90 $532
   Sep-94     30   -2.4397.49% $516
   Oct-94     31    2.22102.13 $525
   Nov-94     30   -3.6396.29% $504
   Dec-94     31    1.46101.37 $508
   Jan-95     31    2.65102.56 $519
   Feb-95     28    3.83103.75 $537
   Mar-95     31    2.92102.83 $550
   Apr-95     30    2.94102.86 $563
   May-95     31    3.93103.84 $582
   Jun-95     30    2.27102.19 $593
   Jul-95     31    3.34103.25 $609
   Aug-95     31    0.25100.16 $608
   Sep-95     30    4.18104.09 $630
   Oct-95     31   -0.3499.57% $625
   Nov-95     30    4.35104.26 $649
   Dec-95     31    1.83101.74 $658
   Jan-96     31    3.42103.33 $677
   Feb-96     29    0.93100.85 $680
   Mar-96     31    1.03100.94 $683
   Apr-96     30     1.4101.32 $690
   May-96     31    2.55102.46 $704
   Jun-96     30    0.43100.35 $703
   Jul-96     31   -4.4395.49% $669
   Aug-96     31    2.06101.97 $679
   Sep-96     30    5.59105.50 $714
   Oct-96     31    2.76102.67 $730
   Nov-96     30     7.5107.41 $781
   Dec-96     31   -1.9797.95% $761
Listed in Order           Max   781
to match MFPR             Min   499


N.FIA
12
GROWTH PORTFOLIO of Variable Insurance Products Fund seeks to achieve capital appreciation normally through the purchase of common stocks (although the Portfolio's investments are not restricted to any one type of security). Capital appreciation may also be found in other
types of securities, including bonds and preferred stocks.    The fund
may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who want to pursue growth wherever it may arise, and who understand that this strategy often leads to investments in smaller, less well-known companies. The fund invests for growth and does not pursue an income strategy. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS CUMULATIVE ONE MONTH TOTAL RETURNS
      M&E   0.01
      BRR   0.05
    Month # of DayGrowth
   Apr-82
   May-82     31
   Jun-82     30
   Jul-82     31
   Aug-82     31
   Sep-82     30
   Oct-82     31
   Nov-82     30
   Dec-82     31
   Jan-83     31
   Feb-83     28
   Mar-83     31
   Apr-83     30
   May-83     31
   Jun-83     30
   Jul-83     31
   Aug-83     31
   Sep-83     30
   Oct-83     31
   Nov-83     30
   Dec-83     31
   Jan-84     31
   Feb-84     29
   Mar-84     31
   Apr-84     30
   May-84     31
   Jun-84     30
   Jul-84     31
   Aug-84     31
   Sep-84     30
   Oct-84     31
   Nov-84     30
   Dec-84     31
   Jan-85     31
   Feb-85     28
   Mar-85     31
   Apr-85     30
   May-85     31
   Jun-85     30
   Jul-85     31
   Aug-85     31
   Sep-85     30
   Oct-85     31
   Nov-85     30
   Dec-85     31
   Jan-86     31
   Feb-86     28
   Mar-86     31
   Apr-86     30
   May-86     31
   Jun-86     30
   Jul-86     31
   Aug-86     31
   Sep-86     30  NEED #S
   Oct-86     31               $      500
   Nov-86     30     2.2102.12 $      509
   Dec-86     31   -1.8698.06% $      497
   Jan-87     31   10.67110.58 $547
   Feb-87     28    4.95104.87 $571
   Mar-87     31    1.63101.54 $578
   Apr-87     30       099.92% $575
   May-87     31    0.68100.59 $576
   Jun-87     30    2.94102.86 $590
   Jul-87     31       4103.91 $611
   Aug-87     31    2.98102.89 $626
   Sep-87     30   -1.1498.78% $616
   Oct-87     31  -21.9777.96% $478
   Nov-87     30   -7.0292.90% $442
   Dec-87     31   10.31110.22 $485
   Jan-88     31    2.17102.08 $493
   Feb-88     29    8.11108.02 $531
   Mar-88     31   -0.8999.03% $524
   Apr-88     30    1.26101.18 $528
   May-88     31   -0.8999.03% $520
   Jun-88     30    5.03104.94 $544
   Jul-88     31   -0.5199.41% $538
   Aug-88     31   -2.4197.51% $523
   Sep-88     30    2.82102.74 $535
   Oct-88     31    0.26100.17 $534
   Nov-88     30   -0.9498.98% $526
   Dec-88     31    1.03100.94 $529
   Jan-89     31    7.17107.08 $564
   Feb-89     28   -2.0797.85% $550
   Mar-89     31    3.02102.93 $564
   Apr-89     30    5.29105.20 $591
   May-89     31    3.58103.49 $609
   Jun-89     30   -1.3298.60% $598
   Jul-89     31    8.94108.85 $648
   Aug-89     31    1.71101.62 $656
   Sep-89     30    0.87100.79 $658
   Oct-89     31    -2.897.12% $637
   Nov-89     30    1.64101.56 $644
   Dec-89     31    2.36102.27 $656
   Jan-90     31    -5.894.12% $615
   Feb-90     28    0.96100.88 $618
   Mar-90     31    1.22101.13 $622
   Apr-90     30   -2.9197.01% $601
   May-90     31    8.85108.76 $651
   Jun-90     30    2.08102.00 $661
   Jul-90     31   -1.5898.34% $648
   Aug-90     31   -10.389.62% $578
   Sep-90     30  -10.2989.64% $516
   Oct-90     31   -3.5796.35% $495
   Nov-90     30     8.1108.01 $533
   Dec-90     31    2.95102.86 $546
   Jan-91     31    6.66106.57 $579
   Feb-91     28    7.46107.38 $620
   Mar-91     31    3.02102.93 $635
   Apr-91     30   -0.9398.99% $626
   May-91     31    5.91105.82 $660
   Jun-91     30   -7.4292.50% $608
   Jul-91     31    9.53109.44 $663
   Aug-91     31    4.44104.35 $689
   Sep-91     30    0.78100.70 $691
   Oct-91     31    3.09103.00 $708
   Nov-91     30   -5.7194.21% $665
   Dec-91     31   13.21113.11 $749
   Jan-92     31     6.1106.01 $791
   Feb-92     29    2.09102.01 $803
   Mar-92     31   -6.1393.79% $750
   Apr-92     30   -3.9296.00% $717
   May-92     31   -0.8599.07% $708
   Jun-92     30   -3.8896.04% $677
   Jul-92     31    3.86103.77 $700
   Aug-92     31   -2.7597.17% $677
   Sep-92     30    1.76101.68 $686
   Oct-92     31    3.87103.78 $709
   Nov-92     30    6.68106.59 $752
   Dec-92     31    3.08102.99 $772
   Jan-93     31    1.97101.88 $783
   Feb-93     28   -2.0697.86% $763
   Mar-93     31    3.99103.90 $790
   Apr-93     30   -1.0598.87% $778
   May-93     31    7.45107.36 $831
   Jun-93     30    1.03100.95 $836
   Jul-93     31   -0.2899.63% $830
   Aug-93     31    5.02104.93 $867
   Sep-93     30    1.86101.78 $879
   Oct-93     31    0.96100.87 $883
   Nov-93     30   -4.0595.87% $843
   Dec-93     31    3.54103.45 $868
   Jan-94     31    2.51102.42 $886
   Feb-94     28   -1.0398.89% $873
   Mar-94     31   -4.5495.38% $829
   Apr-94     30    0.62100.54 $830
   May-94     31   -2.3297.60% $807
   Jun-94     30   -5.0894.84% $762
   Jul-94     31    3.47103.38 $785
   Aug-94     31    5.67105.58 $825
   Sep-94     30   -1.2198.71% $811
   Oct-94     31    4.06103.97 $840
   Nov-94     30   -3.9995.93% $802
   Dec-94     31    2.55102.46 $819
   Jan-95     31   -1.8998.03% $799
   Feb-95     28    4.14104.06 $828
   Mar-95     31    3.63103.54 $854
   Apr-95     30    3.37103.28 $879
   May-95     31     3.9103.81 $909
   Jun-95     30    8.85108.76 $984
   Jul-95     31    9.89109.80$1,076
   Aug-95     31    1.23101.14$1,084
   Sep-95     30    2.59102.51$1,107
   Oct-95     31   -1.0298.90%$1,090
   Nov-95     30   -0.0799.85%$1,084
   Dec-95     31   -3.1296.80%$1,045
   Jan-96     31    1.58101.49$1,056
   Feb-96     29    3.35103.27$1,086
   Mar-96     31    0.39100.30$1,085
   Apr-96     30    3.91103.82$1,122
   May-96     31    3.13103.04$1,151
   Jun-96     30   -1.9697.96%$1,123
   Jul-96     31   -7.6592.27%$1,032
   Aug-96     31    2.99102.90$1,058
   Sep-96     30    6.72106.63$1,124
   Oct-96     31   -0.2399.68%$1,115
   Nov-96     30    5.55105.46$1,172
   Dec-96     31   -3.0896.84%$1,130
Listed in Order           Max 1,172
to match MFPR             Min   442


13
N.FIA

PROSPECTUS CHARTS CUMULATIVE ONE MONTH TOTAL RETURNS
      M&E   0.01
      BRR   0.05
    Month # of DayOverseas
   Apr-82
   May-82     31
   Jun-82     30
   Jul-82     31
   Aug-82     31
   Sep-82     30
   Oct-82     31
   Nov-82     30
   Dec-82     31
   Jan-83     31
   Feb-83     28
   Mar-83     31
   Apr-83     30
   May-83     31
   Jun-83     30
   Jul-83     31
   Aug-83     31
   Sep-83     30
   Oct-83     31
   Nov-83     30
   Dec-83     31
   Jan-84     31
   Feb-84     29
   Mar-84     31
   Apr-84     30
   May-84     31
   Jun-84     30
   Jul-84     31
   Aug-84     31
   Sep-84     30
   Oct-84     31
   Nov-84     30
   Dec-84     31
   Jan-85     31
   Feb-85     28
   Mar-85     31
   Apr-85     30
   May-85     31
   Jun-85     30
   Jul-85     31
   Aug-85     31
   Sep-85     30
   Oct-85     31
   Nov-85     30
   Dec-85     31
   Jan-86     31
   Feb-86     28
   Mar-86     31
   Apr-86     30
   May-86     31
   Jun-86     30
   Jul-86     31
   Aug-86     31
   Sep-86     30
   Oct-86     31
   Nov-86     30
   Dec-86     31
   Jan-87     31               $  500
   Feb-87     28     0.1100.02 $      498
   Mar-87     31  4.4955104.41 $518
   Apr-87     30  7.2657107.18 $553
   May-87     31  -1.42698.49% $542
   Jun-87     30  -4.88295.04% $513
   Jul-87     31  -1.14098.77% $505
   Aug-87     31  8.8461108.75 $547
   Sep-87     30  -2.20897.71% $532
   Oct-87     31  -20.8679.07% $419
   Nov-87     30  0.9132100.83 $421
   Dec-87     31  7.0380106.95 $448
   Jan-88     31  -3.42296.50% $431
   Feb-88     29  2.6578102.58 $440
   Mar-88     31  4.5307104.44 $458
   Apr-88     30  1.6511101.57 $463
   May-88     31  -1.82798.09% $452
   Jun-88     30  -1.75898.16% $442
   Jul-88     31  -0.73699.18% $437
   Aug-88     31  -3.49996.42% $419
   Sep-88     30  4.2857104.20 $435
   Oct-88     31  4.4257104.34 $452
   Nov-88     30  1.8163101.73 $458
   Dec-88     31  0.1982100.11 $457
   Jan-89     31  2.9673102.88 $468
   Feb-89     28  1.7291101.65 $474
   Mar-89     31  -0.09099.82% $471
   Apr-89     30  2.9523102.87 $483
   May-89     31  -3.70096.22% $463
   Jun-89     30  -0.38499.53% $459
   Jul-89     31  9.3539109.26 $499
   Aug-89     31  -0.70599.21% $493
   Sep-89     30  6.2166106.13 $521
   Oct-89     31  -5.43494.48% $490
   Nov-89     30  5.3934105.31 $514
   Dec-89     31  6.2919106.20 $544
   Jan-90     31  -1.34198.57% $534
   Feb-90     28  -2.33497.59% $519
   Mar-90     31  3.7797103.69 $536
   Apr-90     30  0.5542100.47 $537
   May-90     31  6.5354106.44 $569
   Jun-90     30  2.2172102.13 $579
   Jul-90     31  5.0614104.97 $605
   Aug-90     31  -10.1889.74% $541
   Sep-90     30  -9.50190.42% $487
   Oct-90     31  9.3141109.22 $530
   Nov-90     30  -3.09896.82% $511
   Dec-90     31  -0.71999.20% $504
   Jan-91     31  0.9661100.88 $507
   Feb-91     28  3.3689103.29 $522
   Mar-91     31  -2.92496.99% $504
   Apr-91     30  2.1986102.11 $512
   May-91     31  0.2390100.15 $511
   Jun-91     30  -5.48494.44% $481
   Jul-91     31  4.9621104.87 $502
   Aug-91     31  0.3205100.23 $501
   Sep-91     30  4.0734103.99 $519
   Oct-91     31  0.6907100.60 $520
   Nov-91     30  -3.58296.34% $499
   Dec-91     31  3.4782103.39 $514
   Jan-92     31  1.2223101.14 $517
   Feb-92     29  -2.08397.84% $504
   Mar-92     31  -2.03197.89% $492
   Apr-92     30  6.2200106.13 $520
   May-92     31  4.3543104.27 $539
   Jun-92     30  -1.87098.05% $527
   Jul-92     31  -6.37893.54% $491
   Aug-92     31  -0.86199.05% $484
   Sep-92     30  -4.02895.89% $      462
   Oct-92     31   -6.8393.09% $      429
   Nov-92     30   -0.5399.39% $      424
   Dec-92     31    2.49102.40 $      433
   Jan-93     31    2.86102.77 $      443
   Feb-93     28    1.96101.88 $      450
   Mar-93     31    6.94106.85 $      478
   Apr-93     30    6.65106.56 $      508
   May-93     31    2.15102.06 $      516
   Jun-93     30   -2.4797.45% $      501
   Jul-93     31    3.95103.86 $      518
   Aug-93     31    5.44105.35 $      543
   Sep-93     30   -0.4899.44% $      538
   Oct-93     31    3.62103.53 $      555
   Nov-93     30   -4.2295.70% $      529
   Dec-93     31    6.61106.52 $      561
   Jan-94     31    6.52106.43 $      595
   Feb-94     28   -1.7698.16% $      582
   Mar-94     31   -2.4897.44% $      564
   Apr-94     30    3.31103.22 $      580
   May-94     31   -1.2398.69% $      570
   Jun-94     30   -1.0698.86% $      562
   Jul-94     31    2.65102.56 $      574
   Aug-94     31    1.17101.08 $      577
   Sep-94     30   -2.6197.31% $      560
   Oct-94     31    2.06101.97 $      568
   Nov-94     30   -3.7996.13% $      544
   Dec-94     31   -0.5799.35% $      538
   Jan-95     31   -4.1595.77% $      513
   Feb-95     28    0.26100.18 $      512
   Mar-95     31    3.08102.99 $      526
   Apr-95     30    2.86102.78 $      538
   May-95     31    1.39101.30 $      543
   Jun-95     30    0.81100.73 $      544
   Jul-95     31    4.44104.35 $      566
   Aug-95     31   -2.7897.14% $      547
   Sep-95     30    1.46101.38 $      553
   Oct-95     31   -1.9897.94% $      539
   Nov-95     30    1.16101.08 $      543
   Dec-95     31    2.96102.87 $      556
   Jan-96     31    1.88101.79 $      564
   Feb-96     29    0.22100.14 $      562
   Mar-96     31    1.53101.44 $      568
   Apr-96     30    2.78102.70 $      581
   May-96     31    0.0699.97% $      578
   Jun-96     30    0.73100.65 $      580
   Jul-96     31   -2.9696.96% $      560
   Aug-96     31    0.75100.66 $      561
   Sep-96     30    2.92102.84 $      575
   Oct-96     31      -198.92% $      566
   Nov-96     30    5.22105.13 $      593
   Dec-96     31    0.53100.44 $      593
Listed in Order           Max   605
to match MFPR             Min   419
OVERSEAS PORTFOLIO of Variable Insurance Products Fund seeks long-term growth of capital primarily through investments in foreign securities. Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of
the  United States.    The fund may be appropriate for investors who
want to pursue their investment goals in markets outside of the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world. However, it is important to note that investments in foreign securities involve risks in addition to those of U.S. investments.In addition to general risks, international investing involves different or increased risks. The performance of international funds depends upon currency values, the political and regulatory environment, and overall economic factors in the countries in which the fund invests. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.


14
N.FIA

PROSPECTUS CHARTS CUMULATIVE ONE MONTH TOTAL RETURNS
      M&E   0.01
      BRR   0.05
    Month # of DayAsset Manager:Growth
   Apr-82
   May-82     31
   Jun-82     30
   Jul-82     31
   Aug-82     31
   Sep-82     30
   Oct-82     31
   Nov-82     30
   Dec-82     31
   Jan-83     31
   Feb-83     28
   Mar-83     31
   Apr-83     30
   May-83     31
   Jun-83     30
   Jul-83     31
   Aug-83     31
   Sep-83     30
   Oct-83     31
   Nov-83     30
   Dec-83     31
   Jan-84     31
   Feb-84     29
   Mar-84     31
   Apr-84     30
   May-84     31
   Jun-84     30
   Jul-84     31
   Aug-84     31
   Sep-84     30
   Oct-84     31
   Nov-84     30
   Dec-84     31
   Jan-85     31
   Feb-85     28
   Mar-85     31
   Apr-85     30
   May-85     31
   Jun-85     30
   Jul-85     31
   Aug-85     31
   Sep-85     30
   Oct-85     31
   Nov-85     30
   Dec-85     31
   Jan-86     31
   Feb-86     28
   Mar-86     31
   Apr-86     30
   May-86     31
   Jun-86     30
   Jul-86     31
   Aug-86     31
   Sep-86     30
   Oct-86     31
   Nov-86     30
   Dec-86     31
   Jan-87     31
   Feb-87     28
   Mar-87     31
   Apr-87     30
   May-87     31
   Jun-87     30
   Jul-87     31
   Aug-87     31
   Sep-87     30
   Oct-87     31
   Nov-87     30
   Dec-87     31
   Jan-88     31
   Feb-88     29
   Mar-88     31
   Apr-88     30
   May-88     31
   Jun-88     30
   Jul-88     31
   Aug-88     31
   Sep-88     30
   Oct-88     31
   Nov-88     30
   Dec-88     31
   Jan-89     31
   Feb-89     28
   Mar-89     31
   Apr-89     30
   May-89     31
   Jun-89     30
   Jul-89     31
   Aug-89     31
   Sep-89     30
   Oct-89     31
   Nov-89     30
   Dec-89     31
   Jan-90     31
   Feb-90     28
   Mar-90     31
   Apr-90     30
   May-90     31
   Jun-90     30
   Jul-90     31
   Aug-90     31
   Sep-90     30
   Oct-90     31
   Nov-90     30
   Dec-90     31
   Jan-91     31
   Feb-91     28
   Mar-91     31
   Apr-91     30
   May-91     31
   Jun-91     30
   Jul-91     31
   Aug-91     31
   Sep-91     30
   Oct-91     31
   Nov-91     30
   Dec-91     31
   Jan-92     31
   Feb-92     29
   Mar-92     31
   Apr-92     30
   May-92     31
   Jun-92     30
   Jul-92     31
   Aug-92     31
   Sep-92     30
   Oct-92     31
   Nov-92     30
   Dec-92     31
   Jan-93     31
   Feb-93     28
   Mar-93     31
   Apr-93     30
   May-93     31
   Jun-93     30
   Jul-93     31
   Aug-93     31
   Sep-93     30
   Oct-93     31
   Nov-93     30
   Dec-93     31
   Jan-94     31
   Feb-94     28
   Mar-94     31
   Apr-94     30
   May-94     31
   Jun-94     30
   Jul-94     31
   Aug-94     31
   Sep-94     30
   Oct-94     31
   Nov-94     30
   Dec-94     31
   Jan-95     31               $500
   Feb-95     28     1.5101.42 $505
   Mar-95     31    1.38101.29 $510
   Apr-95     30    2.62102.54 $520
   May-95     31    1.42101.33 $525
   Jun-95     30    4.01103.92 $544
   Jul-95     31    3.67103.58 $561
   Aug-95     31    4.49104.40 $583
   Sep-95     30    1.49101.41 $589
   Oct-95     31   -3.8396.09% $564
   Nov-95     30    1.78101.70 $571
   Dec-95     31    2.52102.43 $582
   Jan-96     31    2.38102.29 $593
   Feb-96     29    0.35100.27 $592
   Mar-96     31     1.8101.71 $600
   Apr-96     30    2.36102.28 $611
   May-96     31    1.56101.47 $618
   Jun-96     30     0.4100.32 $617
   Jul-96     31    -2.597.42% $599
   Aug-96     31    0.74100.65 $600
   Sep-96     30    4.11104.02 $622
   Oct-96     31    2.92102.83 $637
   Nov-96     30    6.51106.42 $675
   Dec-96     31    -1.998.02% $659
Listed in Order           Max   675
to match MFPR             Min   500
ASSET MANAGER: GROWTH PORTFOLIO of Variable Insurance Products Fund II seeks to maximize total return by allocating its assets among a mix of domestic and foreign stocks, bonds and short-term fixed income
instruments.    The fund may be appropriate for investors who want to
diversify among domestic and foreign stocks, bonds, short-term instruments and other types of securities, in one fund. The fund, while spreading its assets among all three asset classes, uses a more aggressive approach by focusing on stocks for a higher potential return. Because the fund owns different types of investments, their performance is affected by a variety of factors. The value of the fund's investments and the income generated will vary from day to day, and generally reflect interest rates, market conditions, and other company, political and economic news. Performance also depends on FMR's skills in allocating assets. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.


15
N.FIA
CONTRAFUND PORTFOLIO of Variable Insurance Products Fund II seeks capital appreciation by investing primarily in equity securities of companies that are considered to be undervalued or out-of-favor by the
Fund's advisor.    The fund may be appropriate for investors who are
willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who are looking for an investment approach that follows a contrarian philosophy. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS CUMULATIVE ONE MONTH TOTAL RETURNS
      M&E   0.01
      BRR   0.05
    Month # of DayContrafund
   Apr-82
   May-82     31
   Jun-82     30
   Jul-82     31
   Aug-82     31
   Sep-82     30
   Oct-82     31
   Nov-82     30
   Dec-82     31
   Jan-83     31
   Feb-83     28
   Mar-83     31
   Apr-83     30
   May-83     31
   Jun-83     30
   Jul-83     31
   Aug-83     31
   Sep-83     30
   Oct-83     31
   Nov-83     30
   Dec-83     31
   Jan-84     31
   Feb-84     29
   Mar-84     31
   Apr-84     30
   May-84     31
   Jun-84     30
   Jul-84     31
   Aug-84     31
   Sep-84     30
   Oct-84     31
   Nov-84     30
   Dec-84     31
   Jan-85     31
   Feb-85     28
   Mar-85     31
   Apr-85     30
   May-85     31
   Jun-85     30
   Jul-85     31
   Aug-85     31
   Sep-85     30
   Oct-85     31
   Nov-85     30
   Dec-85     31
   Jan-86     31
   Feb-86     28
   Mar-86     31
   Apr-86     30
   May-86     31
   Jun-86     30
   Jul-86     31
   Aug-86     31
   Sep-86     30
   Oct-86     31
   Nov-86     30
   Dec-86     31
   Jan-87     31
   Feb-87     28
   Mar-87     31
   Apr-87     30
   May-87     31
   Jun-87     30
   Jul-87     31
   Aug-87     31
   Sep-87     30
   Oct-87     31
   Nov-87     30
   Dec-87     31
   Jan-88     31
   Feb-88     29
   Mar-88     31
   Apr-88     30
   May-88     31
   Jun-88     30
   Jul-88     31
   Aug-88     31
   Sep-88     30
   Oct-88     31
   Nov-88     30
   Dec-88     31
   Jan-89     31
   Feb-89     28
   Mar-89     31
   Apr-89     30
   May-89     31
   Jun-89     30
   Jul-89     31
   Aug-89     31
   Sep-89     30
   Oct-89     31
   Nov-89     30
   Dec-89     31
   Jan-90     31
   Feb-90     28
   Mar-90     31
   Apr-90     30
   May-90     31
   Jun-90     30
   Jul-90     31
   Aug-90     31
   Sep-90     30
   Oct-90     31
   Nov-90     30
   Dec-90     31
   Jan-91     31
   Feb-91     28
   Mar-91     31
   Apr-91     30
   May-91     31
   Jun-91     30
   Jul-91     31
   Aug-91     31
   Sep-91     30
   Oct-91     31
   Nov-91     30
   Dec-91     31
   Jan-92     31
   Feb-92     29
   Mar-92     31
   Apr-92     30
   May-92     31
   Jun-92     30
   Jul-92     31
   Aug-92     31
   Sep-92     30
   Oct-92     31
   Nov-92     30
   Dec-92     31
   Jan-93     31
   Feb-93     28
   Mar-93     31
   Apr-93     30
   May-93     31
   Jun-93     30
   Jul-93     31
   Aug-93     31
   Sep-93     30
   Oct-93     31
   Nov-93     30
   Dec-93     31
   Jan-94     31
   Feb-94     28
   Mar-94     31
   Apr-94     30
   May-94     31
   Jun-94     30
   Jul-94     31
   Aug-94     31
   Sep-94     30
   Oct-94     31
   Nov-94     30
   Dec-94     31
   Jan-95     31               $500
   Feb-95     28    5.07104.99 $523
   Mar-95     31    5.01104.92 $546
   Apr-95     30    5.42105.33 $573
   May-95     31    2.18102.09 $583
   Jun-95     30    6.56106.47 $618
   Jul-95     31    7.85107.76 $663
   Aug-95     31    1.26101.17 $668
   Sep-95     30     2.2102.12 $680
   Oct-95     31   -2.0897.84% $662
   Nov-95     30    1.83101.75 $671
   Dec-95     31    0.44100.35 $671
   Jan-96     31    0.73100.64 $672
   Feb-96     29    0.36100.28 $672
   Mar-96     31    3.26103.17 $690
   Apr-96     30     3.3103.21 $709
   May-96     31    1.15101.06 $714
   Jun-96     30   -0.8199.11% $705
   Jul-96     31   -4.6795.25% $668
   Aug-96     31    3.83103.74 $691
   Sep-96     30    4.24104.15 $716
   Oct-96     31    3.08102.99 $735
   Nov-96     30    5.98105.89 $775
   Dec-96     31    -0.699.32% $766
Listed in Order           Max   775
to match MFPR             Min   500


   16
   N.FIA
       GROWTH OPPORTUNITIES PORTFOLIO    of Variable Insurance
Products Fund III seeks capital growth by investing in a wide range of common domestic and foreign stocks, and securities convertible into common stocks. Although the fund invests primarily in common stock, it has the ability to purchase securities, such as preferred stock and bonds that may produce capital growth. The value of the fund's investments and, as applicable, the income they generate will vary from day to day, and generally reflect changes in market conditions, interest rates, and other company, political, or economic news. In the short-term, stock prices can fluctuate dramatically in response to these factors. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS CUMULATIVE ONE MONTH TOTAL RETURNS
      M&E   0.01
      BRR   0.05
    Month # of DayGrowth Opportunities
   Apr-82
   May-82     31
   Jun-82     30
   Jul-82     31
   Aug-82     31
   Sep-82     30
   Oct-82     31
   Nov-82     30
   Dec-82     31
   Jan-83     31
   Feb-83     28
   Mar-83     31
   Apr-83     30
   May-83     31
   Jun-83     30
   Jul-83     31
   Aug-83     31
   Sep-83     30
   Oct-83     31
   Nov-83     30
   Dec-83     31
   Jan-84     31
   Feb-84     29
   Mar-84     31
   Apr-84     30
   May-84     31
   Jun-84     30
   Jul-84     31
   Aug-84     31
   Sep-84     30
   Oct-84     31
   Nov-84     30
   Dec-84     31
   Jan-85     31
   Feb-85     28
   Mar-85     31
   Apr-85     30
   May-85     31
   Jun-85     30
   Jul-85     31
   Aug-85     31
   Sep-85     30
   Oct-85     31
   Nov-85     30
   Dec-85     31
   Jan-86     31
   Feb-86     28
   Mar-86     31
   Apr-86     30
   May-86     31
   Jun-86     30
   Jul-86     31
   Aug-86     31
   Sep-86     30
   Oct-86     31
   Nov-86     30
   Dec-86     31
   Jan-87     31
   Feb-87     28
   Mar-87     31
   Apr-87     30
   May-87     31
   Jun-87     30
   Jul-87     31
   Aug-87     31
   Sep-87     30
   Oct-87     31
   Nov-87     30
   Dec-87     31
   Jan-88     31
   Feb-88     29
   Mar-88     31
   Apr-88     30
   May-88     31
   Jun-88     30
   Jul-88     31
   Aug-88     31
   Sep-88     30
   Oct-88     31
   Nov-88     30
   Dec-88     31
   Jan-89     31
   Feb-89     28
   Mar-89     31
   Apr-89     30
   May-89     31
   Jun-89     30
   Jul-89     31
   Aug-89     31
   Sep-89     30
   Oct-89     31
   Nov-89     30
   Dec-89     31
   Jan-90     31
   Feb-90     28
   Mar-90     31
   Apr-90     30
   May-90     31
   Jun-90     30
   Jul-90     31
   Aug-90     31
   Sep-90     30
   Oct-90     31
   Nov-90     30
   Dec-90     31
   Jan-91     31
   Feb-91     28
   Mar-91     31
   Apr-91     30
   May-91     31
   Jun-91     30
   Jul-91     31
   Aug-91     31
   Sep-91     30
   Oct-91     31
   Nov-91     30
   Dec-91     31
   Jan-92     31
   Feb-92     29
   Mar-92     31
   Apr-92     30
   May-92     31
   Jun-92     30
   Jul-92     31
   Aug-92     31
   Sep-92     30
   Oct-92     31
   Nov-92     30
   Dec-92     31
   Jan-93     31
   Feb-93     28
   Mar-93     31
   Apr-93     30
   May-93     31
   Jun-93     30
   Jul-93     31
   Aug-93     31
   Sep-93     30
   Oct-93     31
   Nov-93     30
   Dec-93     31
   Jan-94     31
   Feb-94     28
   Mar-94     31
   Apr-94     30
   May-94     31
   Jun-94     30
   Jul-94     31
   Aug-94     31
   Sep-94     30
   Oct-94     31
   Nov-94     30
   Dec-94     31
   Jan-95     31               $  500
   Feb-95     28    3.08103.00 $      513
   Mar-95     31    1.83101.74 $      520
   Apr-95     30     3.5103.41 $      535
   May-95     31    4.67104.58 $      558
   Jun-95     30    3.06102.97 $      572
   Jul-95     31    3.31103.22 $      588
   Aug-95     31    0.66100.57 $      589
   Sep-95     30    1.71101.63 $      596
   Oct-95     31    0.72100.63 $      597
   Nov-95     30    2.87102.79 $      612
   Dec-95     31    2.57102.48 $      624
   Jan-96     31    1.45101.36 $      630
   Feb-96     29   -0.0799.85% $      627
   Mar-96     31    -0.399.61% $      622
   Apr-96     30     1.6101.52 $      629
   May-96     31    2.24102.15 $      639
   Jun-96     30     0.8100.72 $      641
   Jul-96     31    -2.997.02% $      620
   Aug-96     31     0.6100.51 $      620
   Sep-96     30    4.83104.74 $      647
   Oct-96     31    4.11104.02 $      670
   Nov-96     30    7.56107.47 $      718
   Dec-96     31   -2.5397.39% $      696
Listed in Order           Max   718
to match MFPR             Min   500


17
N.FIA
BALANCED PORTFOLIO    of Variable Insurance Products Fund III
    seeks both income and growth of capital by investing in a broad selection of stocks, bonds, and convertible securities. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in equity securities and will always invest at least 25% of the fund's assets in fixed income securities. The value of the fund's investments and, as applicable, the income they generate will vary from day to day, and generally reflect changes in market conditions, interest rates, and other company, political, or economic news. In the short-term, stock prices can fluctuate dramatically in response to these factors. The graph below is based on a 5% bench mark rate of return and initial monthly annuity income of $500.

PROSPECTUS CHARTS CUMULATIVE ONE MONTH TOTAL RETURNS
      M&E   0.01
      BRR   0.05
    Month # of DayBalanced
   Apr-82
   May-82     31
   Jun-82     30
   Jul-82     31
   Aug-82     31
   Sep-82     30
   Oct-82     31
   Nov-82     30
   Dec-82     31
   Jan-83     31
   Feb-83     28
   Mar-83     31
   Apr-83     30
   May-83     31
   Jun-83     30
   Jul-83     31
   Aug-83     31
   Sep-83     30
   Oct-83     31
   Nov-83     30
   Dec-83     31
   Jan-84     31
   Feb-84     29
   Mar-84     31
   Apr-84     30
   May-84     31
   Jun-84     30
   Jul-84     31
   Aug-84     31
   Sep-84     30
   Oct-84     31
   Nov-84     30
   Dec-84     31
   Jan-85     31
   Feb-85     28
   Mar-85     31
   Apr-85     30
   May-85     31
   Jun-85     30
   Jul-85     31
   Aug-85     31
   Sep-85     30
   Oct-85     31
   Nov-85     30
   Dec-85     31
   Jan-86     31
   Feb-86     28
   Mar-86     31
   Apr-86     30
   May-86     31
   Jun-86     30
   Jul-86     31
   Aug-86     31
   Sep-86     30
   Oct-86     31
   Nov-86     30
   Dec-86     31
   Jan-87     31
   Feb-87     28
   Mar-87     31
   Apr-87     30
   May-87     31
   Jun-87     30
   Jul-87     31
   Aug-87     31
   Sep-87     30
   Oct-87     31
   Nov-87     30
   Dec-87     31
   Jan-88     31
   Feb-88     29
   Mar-88     31
   Apr-88     30
   May-88     31
   Jun-88     30
   Jul-88     31
   Aug-88     31
   Sep-88     30
   Oct-88     31
   Nov-88     30
   Dec-88     31
   Jan-89     31
   Feb-89     28
   Mar-89     31
   Apr-89     30
   May-89     31
   Jun-89     30
   Jul-89     31
   Aug-89     31
   Sep-89     30
   Oct-89     31
   Nov-89     30
   Dec-89     31
   Jan-90     31
   Feb-90     28
   Mar-90     31
   Apr-90     30
   May-90     31
   Jun-90     30
   Jul-90     31
   Aug-90     31
   Sep-90     30
   Oct-90     31
   Nov-90     30
   Dec-90     31
   Jan-91     31
   Feb-91     28
   Mar-91     31
   Apr-91     30
   May-91     31
   Jun-91     30
   Jul-91     31
   Aug-91     31
   Sep-91     30
   Oct-91     31
   Nov-91     30
   Dec-91     31
   Jan-92     31
   Feb-92     29
   Mar-92     31
   Apr-92     30
   May-92     31
   Jun-92     30
   Jul-92     31
   Aug-92     31
   Sep-92     30
   Oct-92     31
   Nov-92     30
   Dec-92     31
   Jan-93     31
   Feb-93     28
   Mar-93     31
   Apr-93     30
   May-93     31
   Jun-93     30
   Jul-93     31
   Aug-93     31
   Sep-93     30
   Oct-93     31
   Nov-93     30
   Dec-93     31
   Jan-94     31
   Feb-94     28
   Mar-94     31
   Apr-94     30
   May-94     31
   Jun-94     30
   Jul-94     31
   Aug-94     31
   Sep-94     30
   Oct-94     31
   Nov-94     30
   Dec-94     31
   Jan-95     31               $  500
   Feb-95     28       2101.92 $      508
   Mar-95     31    0.69100.60 $      509
   Apr-95     30    1.27101.19 $      513
   May-95     31    2.12102.03 $      521
   Jun-95     30    1.23101.15 $      525
   Jul-95     31     1.3101.21 $      529
   Aug-95     31    0.37100.28 $      528
   Sep-95     30    0.92100.84 $      531
   Oct-95     31   -1.1898.74% $      522
   Nov-95     30    2.94102.86 $      534
   Dec-95     31    1.62101.53 $      540
   Jan-96     31    0.72100.63 $      542
   Feb-96     29   -1.3498.58% $      532
   Mar-96     31   -0.8199.11% $      525
   Apr-96     30    0.27100.19 $      524
   May-96     31    1.09101.00 $      527
   Jun-96     30    0.63100.55 $      528
   Jul-96     31   -1.9797.95% $      515
   Aug-96     31    0.64100.55 $      515
   Sep-96     30    4.26104.17 $      535
   Oct-96     31     2.7102.61 $      546
   Nov-96     30    5.25105.16 $      572
   Dec-96     31   -1.6198.31% $      560
Listed in Order           Max   572
to match MFPR             Min   500

GROWTH & INCOME PORTFOLIO seeks high total return through a combination of current income and capital appreciation by investing mainly in equity securities. The Fund may also invest in equity securities that are not paying dividends, but offer the potential for capital appreciation of future income. The Fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The Fund is designed for those who seek a combination of growth and income from equity and some bond investment.
   MORGAN STANLEY ASSET MANAGEMENT INC.
       EMERGING MARKETS DEBT PORTFOLIO    seeks high total return by
investing primarily in Fixed Income Securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived credit worthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. Under normal market conditions, the Portfolio will invest a large portion of its total assets in Government Fixed Income Securities, including Loan Participations and Assignments between governments and financial institutions, securities issued by government owned, controlled or sponsored entities and securities of entities organized to restructure outstanding debt of such issuers. In selecting Emerging Market Country Fixed Income Securities for the Portfolio, Morgan Stanley Asset Management Inc. ("MSAM") will apply a market risk analysis contemplating assessment of factors such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks and technical market considerations. As opportunities to invest in debt securities in other countries develop, the Portfolio expects to expand and further diversify the universe of emerging market countries in which it invests. The Portfolio maybe appropriate for those who seek a high level of current income from Emerging Market Country Securities that are Fixed Income Securities, while holding the potential for capital appreciation.
       EMERGING MARKETS EQUITY PORTFOLIO    seeks long-term capital
appreciation by investing primarily in Equity Securities of emerging market country issuers with a focus on those in which MSAM believes the economies are developing strongly and in which the markets are becoming more sophisticated. The Portfolio may be appropriate for those who seek to achieve long-term capital appreciation by investing in Emerging Market Country Securities. By including emerging market country investments in their portfolio, investors can achieve additional diversification and participate in growth opportunities in emerging market countries. Under normal market conditions, a large percentage of the total assets of the Portfolio will be invested in Emerging Market Country Equity Securities. There are currently over 130 countries which, in the opinion of MSAM, are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. As markeys in other countries develop, the Portfolio expects to expand and further diversify the emerging market countries in which it invests. In selecting industries and particular issuers, MSAM will evaluate costs of labor and raw materials, access to technology, export of products and government regulation. Although the Portfolio seeks to invest in larger companies, it may invest in small-and medium size companies that, in MSAM's view, have potential for growth.
       GLOBAL EQUITY PORTFOLIO    seeks long-term capital appreciation
by investing primarily in Equity Securities of issuers throughout the world, including U.S. issuers and issuers in emerging market countries, using an approach that is oriented to the selection of individual stocks that MSAM believes are undervalued. The Portfolio may be appropriate for investors who seek to pursue their investment goals in markets throughout the world, including the United States.
By including international investments in their portfolio, investors can achieve additional diversification and participate in growth opportunities around the world. Under normal circumstances, a substantial amount of the total assets of the Portfolio will be invested in Equity Securities, and a lesser percentage of the Portfolio's assets will be invested in Common Stocks of U.S. issuers and the remaining equity position will be invested in at least three countries other than the United States. MSAM's approach is oriented to individual stock selection and is value driven. In selecting stocks for the Portfolio, MSAM initially identifies those stocks that it believes to be undervalued in relation to the issuers assets, cash flow, earnings and revenues, and then evaluates the future value of such stocks by running the results of an in-depth study of the issuer through a dividend discount model. In selecting investments, MSAM utilizes the research of a number of sources, including Morgan Stanley Capital International, an affiliate of MSAM located in Geneva, Switzerland.
       INTERNATIONAL MAGNUM PORTFOLIO    seeks long-term capital
appreciation by investing primarily in Equity Securities of non U.S. issuers domiciled in EAFE countries, pursuant to weightings determined by MSAM. The Portfolio may be appropriate for investors who seek to pursue their investment goals in markets outside of the United States. By including international investments in their portfolio, investors can achieve additional diversification and participate in growth opportunities around the world. The countries in which the Portfolio will invest are those comprising the Morgan Stanley Capital International EAFE Index, which includes Australia, Japan, New Zealand, most nations located in Western Europe and certain developed countries in Asia, such as Hong Kong and Singapore (each an "EAFE country", and collectively the "EAFE countries"). Under normal market conditions, a large percentage of the total assets of the Portfolio will be invested in Equity Securities of issuers in at least three different EAFE countries.
   PBHG
   SELECT 20 PORTFOLIO seeks long-term growth of capital and income. The Portfolio will normally be substantially invested in equity securities (including ADRs and foreign equity securities). The equity securities in which the Portfolio will invest are common stocks, warrants and rights to purchase common stocks, and debt securities and preferred stocks that are convertible into common stocks. Under normal market conditions, the Portfolio will invest at least 65%of its total assets in equity securities of a limited number (i.e., no more than 20 stocks) of large capitalization companies that, in Pilgrim Baxter & Associates, Ltd.'s (the "Adviser") opinion, have a strong earnings growth outlook and potential for capital appreciation. Such large companies have market capitalization in excess of $1 billion. Because the Portfolio focuses on equity securities of a small number of companies, the impact of a change in value of a single stock holding may be magnified.
   GROWTH II     PORTFOLIO    seeks capital appreciation and will
normally be as fully invested as practicable in common stocks and securities convertible into common stocks. Under normal market conditions, the Portfolio will invest at least 65%of its total assets in common stocks and convertible securities of small and medium sized growth companies (market capitalization or annual revenues up to $4 billion). The Portfolio will seek to achieve its objective by investing in companies believed by the Adviser to have an outlook for strong earnings growth and the potential for significant capital appreciation. The Securities will be sold when the Adviser believes that anticipated appreciation is no longer probable, alternative investments offer superior appreciation prospects, or the risk of a decline in market price is too great. The Portfolio will likely have somewhat greater volatility than the stock market in general. Because the investment techniques employed by the Adviser are responsive to near-term earnings trends of the companies whose securities are owned by the Portfolio, the Portfolio turnover can be expected to be fairly high.
       LARGE CAP VALUE PORTFOLIO    seeks long-term growth of capital
and income. Current income is a secondary objective. Under normal market conditions, the Portfolio will invest a majority percentage of its total assets in a diversified Portfolio of equity securities of large capitalization companies which, in the opinion of the Adviser and Newbold's Asset Management, Inc. ("the Sub-Adviser"), are undervalued or overlooked by the market. In selecting investments for the Portfolio, the Adviser and Sub-Adviser emphasize fundamental investment value and consider the following factors, among others, in identifying and analyzing a security's fundamental value: the relationship of a company's potential earnings power to its current stock price; current dividend income and potential for current dividends, strong balance sheet with with low financial leverage; low price/earnings ratio relative to other similar companies; and potential for favorable business developments.
       SMALL CAP VALUE PORTFOLIO    seeks to achieve above-average
total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified Portfolio of common stocks of small companies with market capitalizations in the range of companies represented in the Russell 2000 Index which are considered to be relatively undervalued based on
certain proprietary measures of value.   In selecting investments for
the Portfolio, the Adviser and Sub-Adviser emphasize fundamental investment value and consider the following factors, among others, in identifying and analyzing a security's fundamental value: the relationship of a company's potential earnings power to its current stock price; current dividend income and potential for current dividends; low price/earnings ratio relative to other similar companies; strong competitive advantages, including a recognized brand or trade name or niche market position; sufficient resources for expansion; capability of management; and favorable overall business prospects.
       TECHNOLOGY & COMMUNICATIONS PORTFOLIO    seeks long-term growth
of capital. Current income is incidental to the Portfolio's objective. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in common stocks of companies which rely extensively on technology or communications in their product development or operations, or which are expected to benefit from technological advances and improvements, and that may be experiencing exceptional growth in sales and earnings driven by technology- or communication-related products and services. Such technology and communications companies may be in different industries or fields, including computer software and hardware, electronic components and systems, network and cable broadcasting, telecommunications, mobile communications, satellite communications, defense and aerospace, transportation systems, data storage and retrieval, biotechnology and medical, and environmental. As a result of this focus, the Portfolio offers investors the significant growth potential of companies that may be responsible for breakthrough products or technologies or that are positioned to take advantage of cutting-edge developments. The Portfolios stock holdings can range from small companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing and marketing such scientific advances.
   STRONG
   DISCOVERY FUND II     PORTFOLIO    seeks capital growth.  The Fund
invests in securities that the Adviser believes represent attractive growth opportunities. The Fund normally emphasizes equity securities, although it has the flexibility to invest in any type of security that the Adviser believes has the potential for capital appreciation. The Fund may invest up to 100% of its total assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may also invest up to 100% of its assets in debt obligations, including intermediate-to-long term corporate or U.S. government debt securities. When the Adviser determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed-income securities. Although the debt obligations in which it invests will be primarily investment-grade, the Fund may invest up to 5% of its net
assets in non-investment grade debt obligations.   The Fund may also
invest up to 25% of its net assets in foreign securities, including both direct investments and investments made through depository receipts. The Adviser attempts to identify companies that are poised for accelerated earnings growth due to innovative products or services, new management, or favorable economic or market cycles. These companies may be small, unseasoned firms in early stages of development, or they may be mature organizations.
   GROWTH FUND II     PORTFOLIO    seeks capital growth.  The Fund
invests primarily in equity securities that the Adviser believes have above-average growth prospects. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds. While the emphasis of the Fund is clearly on equity securities, the Fund may invest a limited portion of its assets in debt obligations when the Adviser perceives that they are more attractive than stocks on a long-term basis. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate-to-long term corporate or U.S. government debt securities. When the Adviser determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed-income securities. Although the debt obligations in which it invests will be primarily investment grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations. The Fund may invest up to 25% of its assets in foreign securities, including both direct investments and investments made through depository receipts. The Fund generally will invest in companies whose earnings are believed to be in a relatively strong growth trend, and, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. In identifying companies with favorable growth prospects, the Adviser ordinarily looks to certain other characteristics, such as prospects for above-average sales and earnings growth; high return on invested capital; overall financial strength, including sound financial and accounting policies and a strong balance sheet; competitive advantages, including innovative products and service; effective research, product development and marketing; and stable, capable management.
   OPPORTUNITY FUND II     PORTFOLIO    seeks capital growth.  The
Fund invests primarily in equity securities and currently emphasizes investments in medium-sized companies the Adviser believes are under researched and attractively valued. The Fund will invest at least 70% of its total assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds. Under normal market conditions, the Fund expects to be fully invested in equities. The Fund may, however, invest up to 30% of its net assets in debt obligations, including intermediate-to long-term corporate or U.S. government debt securities, and when the Adviser determines that market conditions warrant a temporary defensive position, it may use that allowance to invest up to 30% of its net assets in cash and short-term fixed-income securities. Although the debt obligations in which it invests will be primarily investment grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations. The Fund may also invest up to 25% of its assets in foreign securities, including both direct investments and investments made through depository receipts. In selecting its equity investments, the Adviser seeks to identify attractive investment opportunities that have not become widely recognized by other stock analysts or the financial press. Through first-hand research that often includes on-site visits with the leaders of companies, the Advisers looks for companies with fundamental value or growth potential that is not yet reflected in their current market prices. In many cases, companies in the small- and medium-capitalization markets are under-followed and, as a result, less efficiently priced than their larger, better-known counterparts. The Fund's investments are therefore likely to consist, in part, of securities in small- and medium-sized companies. Many of these companies may have successfully emerged from the start-up phase and have potential for future growth. Because of their longer track records and more seasoned management, they generally pose less investment uncertainty than do the smallest companies. In general, smaller-capitalization companies often involve greater risks than investments in established companies.
   WARBURG PINCUS
   INTERNATIONAL EQUITY P    ORTFOLIO    seeks long-term capital
appreciation by investing in equity securities of non-U.S. issuers. The Portfolio pursues its investment objective by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgement of the Adviser, have their principal business activities and interests outside of the United States. The Portfolio will ordinarily invest substantially all of its assets in common stocks, warrants and securities convertible into or exchangeable for common stocks, and will generally invest in at least three countries other than the United States. The Portfolio intends to be widely diversified across securities of many corporations located in a number of foreign countries. The Adviser anticipates, however, that the Portfolio from time to time invest a significant portion of its assets in a single country such as Japan, which may involve
special risks.   In appropriate circumstances, such as when a direct
investment by the Portfolio in the securities of a particular country cannot be made or when the securities of an investment company are more liquid than the underlying portfolio securities, the Portfolio may invest in the securities of closed-end investment companies that invest in foreign securities. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets. International investment entails special risk considerations, including currency fluctuations, lower liquidity, economic instability, political uncertainty and differences in accounting methods.
   POST-VENTURE CAPITAL P    ORTFOLIO    seeks long-term growth of
capital. The Portfolio pursues an aggressive investment strategy by investing primarily in equity securities of companies considered by the Adviser to be in their post-venture capital stage of development. Although the Portfolio may invest up to 10% of its assets in venture capital and other investment Funds, the Portfolio is not designed primarily to provide venture capital financing. Rather, under normal market conditions, the Portfolio will invest up to at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is a company that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as part of a restructuring or recapitalization of the company. The investment of venture capital financing, distribution of such company's securities to venture capital investors, or initial public offering ("IPO"), whichever is later, will have been made within ten years prior to the Portfolio's purchase of the company's securities. The Adviser believes that venture capital participation in a company's capital structure can lead to revenue/earnings growth rates above those of older, public companies such as those in the Dow Jones Industrial Average or the Fortune 500. Up to 10% of the Portfolio's assets may be invested in United States or foreign private limited partnerships or other investment Funds ("Private Funds") that themselves invest in equity or debt securities of (a) companies in the venture capital or post-venture capital stages of development or
(b) companies engaged in special situations or changes in corporate
control, including buyouts.   Because of the nature of the Portfolio's
investments and certain strategies it may use, such as investing in Private Funds, an investment in the Portfolio should be considered only for the aggressive portion of an investor's portfolio and may not be appropriate for all investors.
   SMALL COMPANY GROWTH P    ORTFOLIO    seeks capital growth by
investing primarily in equity securities of small sized domestic companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. It is anticipated that the Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the -counter market. Small companies may still be in the development stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not
be a factor in the selection process.   The Portfolio may also invest
in securities of emerging growth companies, which can be either small- or medium-sized companies that have passed their start up phase and that show positive earnings and prospects of achieving significant profit and gain in a relatively short period of time. Emerging growth companies generally stand to benefit from new products or services, technological developments or changes in management and other factors and include smaller companies experiencing unusual developments affecting their market value.
   Other separate accounts of FILI and separate accounts of other insurance companies may also purchase shares of the Funds. It is possible that in the future there may be conflicts between separate
accounts. See     RESOLVING MATERIAL CONFLICTS    on page .
   FMR is the investment adviser for the Fidelity Funds. FMR is a registered investment adviser under the Investment Advisers Act of 1940. FMR is the original Fidelity company and was founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personnel and a full complement of related support facilities. As of December 31, 1996, it advised funds having more than 29 million shareholder accounts with a total value of more than $432 billion. FMR charges the Portfolios an investment management fee. These fees are part of the Portfolios' operating expenses. See the attached prospectuses for the Funds for discussions of the Funds' expenses.
   The investment adviser for the Morgan Stanley Universal Funds is Morgan Stanley Asset Management Inc., a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD"), which is a publicly owned financial services corporation listed on the New York stock exchange. MSAM, a registered Investment Adviser under the Investment Advisers Act of 1940, as amended, serves as investment adviser to numerous open-end and closed-end investment companies, as well as many institutions, pension plans and individuals. MSAM's principal business office is located at 1221 Avenue of the Americas, New York, New York 10020.
   The investment adviser for the PBHG Insurance Series Fund, Inc.is Pilgrim Baxter & Associates, Ltd. (the "Adviser"), a professional investment management firm and registered investment adviser that, along with its predecessors, has been in business since 1982. The controlling shareholder of the Adviser is United Asset Management Corporation ("UAM"), a New York stock exchange listed holding company principally engaged through affiliated firms, in providing institutional investments management services and acquiring institutional investment management firms. UAM's headquarters are located at One International Place, Boston, Massachusetts 02110. The principal business address of the Adviser is 1255 Drummers Lane, Suite 300, Wayne, Pennsylvania 19087. Newbold's Asset Management, Inc., the Sub-Adviser, 950 Haverford Road, Bryn Mawr, Pennsylvania 19010, is a registered investment Adviser that was formed in 1940. As with the Adviser, the controlling shareholder of the Sub-Adviser is UAM.
   The investment adviser for the Strong Funds is Strong Capital Management, Inc. The Adviser began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts, such as pension funds and profit-sharing plans, as well as mutual funds, several of which are funding vehicles for variable insurance products. The Advisers principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong, the Chairman of the Board of the Fund, is the controlling shareholder of the Adviser.
   The investment adviser for the Warburg Pincus Funds is Warburg Pincus. Incorporated in 1970, Warburg Pincus is indirectly controlled by Warburg, Pincus & Co.("WP&Co."), Warburg G.P has no business other than being a holding company of Warburg Pincus and its affiliates. Lionel I. Pincus, the managing partner of WP&Co., may be deemed to control both WP&Co. and Warburg Pincus. Warburg Pincus' address is 466 Lexington Avenue, New York, New York 10017-3147.
   You will find more complete information about the Funds, including the risks associated with each Portfolio, in their respective prospectuses. You should read them in conjunction with this prospectus.

7.FACTS ABOUT THE CONTRACT

PURCHASE OF A CONTRACT
FILI offers the Contracts only in states in which it has obtained approval. Three types of Contracts are available. You can purchase a Non-qualified Contract using money from any source. Qualified Contracts may be purchased with money rolled over from a qualified retirement plan, such as a 401(k) plan, 403(b) plan or IRA. You may also arrange with your employer to purchase a Tax-Sheltered Annuity Contract with money in a tax-sheltered annuity under section 403(b) of the Code.
The minimum Purchase Payment for a Contract is generally $25,000. You may purchase a Qualified Contract only with a "rollover" (including a direct trustee-to-trustee transfer, where permitted) of funds from another qualified plan, tax-sheltered annuity or IRA.
You must be the Annuitant and the Owner of the Contract. If, in addition to you, another person is named as an Owner, that person must be the Joint Annuitant. However, if you purchase the Contract as a Qualified Contract (IRA) or a Tax-Sheltered Annuity Contract, you must be the sole Owner of the Contract.
For all Contracts, either you or the Joint Annuitant must generally be no more than 85 years old. When FILI receives your properly completed application, your payment is applied to the purchase of a Contract within two business days after receipt at the Annuity Service Center. Your application will be considered properly completed as soon as (1) you have provided all the information requested on the application form, including your choice of annuity income option, (2) we have received adequate proof of your date of birth (and the date of birth of the Joint Annuitant, if any), and (3) the entire amount of your Purchase Payment has been received.
The date FILI credits the payment and issues your Contract is called the Contract Date. If your application is incomplete, FILI will request the information necessary to complete the application. If you do not furnish the information within five days of the time FILI receives your application, FILI will return your payment unless it obtains your specific permission to keep it until you complete the application.
FREE LOOK PRIVILEGE
You may return a Contract for a refund within 10 days (or longer where required by applicable state insurance law) after you receive it (the "free look period"). When you are replacing an existing annuity or life insurance policy with a Contract, FILI will extend the free look period to 20 days, (or longer where required by applicable state insurance law). If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period. FILI will promptly refund the greater of (1) your Purchase Payment (without interest) and (2) the amount of your Purchase Payment plus the investment performance of the Money Market Investment Option. FILI will also make an adjustment for the amount of any annuity income it paid before it received the Contract. This provision may vary by state where required by applicable state insurance law. ONCE THE FREE LOOK PERIOD EXPIRES, THE CONTRACT MAY NOT BE RETURNED FOR A REFUND. For most Contracts (other than replacements and exchanges), we estimate the free look right to be in existence for 15 days after the Contract Date on the assumption that you will receive the Contract five days after the Contract Date. The Contract value in the Money Market Subaccount will then be transferred to the Subaccounts you choose on the application or in any later instructions to us. For Contracts with large Purchase Payments, we may calculate the exact date your free look right expires based on the actual date you receive the Contract.
INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT
The portion of your Purchase Payment you allocate to the Investment Options will be invested in the Money Market Investment Option for the period FILI estimates or calculates your free look privilege to be in existence. At the end of the Valuation Period in which your free look period expires, any amount then in the Money Market Investment Option will be exchanged for Annuity Income Units in the percentages you have chosen. You allocate percentages that are whole numbers, not fractions. Immediately following the reallocations, the total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged.
At least 10% of the variable portion of your Purchase Payment must be allocated to each Investment Option you select.
You may currently transfer amounts among Investment Options as often as you wish without charge. However, excessive trading activity can disrupt Portfolio management strategy and increase Portfolio expenses, which are borne by everyone participating in the Portfolio regardless of their transfer activity. Therefore, FILI reserves the right to limit the number of transfers permitted, but not to fewer than six per calendar year. You tell us the percentage you want for your new allocation in each Investment Option. Your allocation percentages will be in whole numbers, not fractions.
You may change the allocations among the Investment Options by writing or telephoning the Annuity Service Center. We will provide you with a Personal Identification Number for making telephone reallocations. FILI and the Funds reserve the right to change telephone reallocation provisions, or to eliminate them, and to limit or reject any telephone reallocation at any time. You may make up to eighteen telephone reallocations per calendar year. Fidelity Investments Life will not accept exchange requests via fax.
FILI will not be responsible for any losses resulting from unauthorized telephone reallocations if it follows reasonable procedures designed to verify the identity of the caller. FILI will request your Personal Identification Number and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them.
In some cases, contracts may be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make transfers and exchanges among the sub-accounts on the basis of perceived market trends. Because the large transfers of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.
The right to exchange contract values among sub-accounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate transfers or exchange transactions on behalf of a Contract Owner(s). In modifying such rights, the Company may, among other things, decline to accept
(1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. The Company will impose such restrictions only if it believes that doing so will prevent harm to other Contract Owners.
When you reallocate among Investment Options, FILI will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally any Investment Option you transfer to is credited at the same time. However, we may wait to credit the amount to a new Investment Option until an Investment Option you transfer from becomes liquid. This will happen only if (1) the Investment Option you transfer to invests in a Portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the Investment Option you transfer from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or transfers that require it to sell Portfolio securities in order to make funds available. The Investment Option you transfer from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit an Investment Option for this reason, the amount you transfer will be uninvested. After seven days the transfer will be made even if the Investment Option you transfer from is not liquid.
The amount of the allocation in each Investment Option will change with its investment performance. You should periodically review the allocations in light of market conditions and financial objectives. CHARGES
The following are all the charges made under the Contract.
1. PREMIUM TAXES. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, any amount needed to provide for the applicable premium taxes is deducted from your Purchase Payment. The remainder of your Purchase Payment will be allocated to the Investment Options and/or applied to the purchase of fixed annuity income.
2. ADMINISTRATIVE CHARGES. Administrative charges compensate FILI for the expenses incurred in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.
Each day, a deduction is made from the assets of the Investment Options at an effective annual rate of 0.25%. We guarantee this charge will never increase. This charge does not affect the amount of fixed annuity income.
3. MORTALITY AND EXPENSE RISK CHARGE. A daily asset charge is deducted for our assumption of mortality and expense risks. Each day an amount is deducted from the assets of each Investment Option at an effective annual rate of 0.75%. Of this charge, it is estimated that 0.50% is for assuming mortality risks and it is estimated that 0.25% is for assuming expense risks. We guarantee this charge will never increase. The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. FILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts. This charge does not affect the amount of fixed annuity income.
4. EXPENSES OF THE FUNDS. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the prospectuses for the Funds for a description of the Funds' fees and expenses.
5. OTHER TAXES. FILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See FILI'S TAX STATUS on page .
ANNUITY INCOME DATES
We provide annuity income for each Annuity Income Date. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date generally may not be earlier than 30 days after the Contract Date.
On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semi-annual or annual annuity income. SIGNATURE GUARANTEE
A signature guarantee is designed to protect you and Fidelity Investments Life from fraud. Free look requests must include a signature guarantee if any of the following situations apply:
1. The requested amount is more than $25,000.
2. In other circumstances where we deem it necessary for the protection of you, the customer, (e.g. the signature does not resemble the signature we have on file).
You should be able to obtain a signature guarantee from a bank, broker dealer (including Fidelity Investor Centers) credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
DEATH BENEFIT
If no Annuitant or Joint Annuitant is alive on the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries. If your contract is a joint and survivor annuity and either you or the Joint Annuitant die before the first Annuity Income Date we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.
FIXED, VARIABLE OR COMBINATION ANNUITY INCOME
At the time of purchase, you allocate your Purchase Payment between fixed and variable annuity income. You may choose all fixed annuity income, all variable annuity income, or a combination of the two. Any portion of your Purchase Payment allocated to fixed annuity income will always remain allocated to fixed annuity income. Similarly, any portion of your Purchase Payment allocated to variable annuity income will always remain allocated to variable annuity income, but you can reallocate the variable portion of your Contract among the various Investment Options after the free look period.
If you allocate all of your Purchase Payment to fixed annuity income, FILI will guarantee a specific amount of fixed annuity income that will be the same on each Annuity Income Date, except as described for Options 3 and 4 under TYPES OF ANNUITY INCOME OPTIONS on page .
If you choose a combination of fixed and variable annuity income, a portion of your annuity income will be fixed and a portion will vary according to the investment experience of the Investment Options. We will guarantee the dollar amount of the fixed annuity income portion on each Annuity Income Date. Both fixed and variable annuity income decrease upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under TYPES OF ANNUITY INCOME OPTIONS on page .
If you choose all variable annuity income, all of your annuity income will vary according to the investment experience of the Investment Options. Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under TYPES OF ANNUITY INCOME OPTIONS on page .
Any portion of your Purchase Payment allocated to variable annuity income will initially purchase Free Look Units. FILI will determine the number of Free Look Units based upon (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the type of annuity income option you choose; (c) the frequency of Annuity Income Dates you choose; (d) the first Annuity Income Date you choose; (e) the Benchmark Rate of Return you choose; and (f) the value of the Free Look Units on the Contract Date. The value of the Free Look Units reflects the investment performance of the Money Market Investment Option. On the date the free look period ends, FILI will exchange Free Look Units for Annuity Income Units in the Investment Options you select. The total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged.
The number of Annuity Income Units allocated to each Investment Option under a single life Contract will not change unless you reallocate among the Investment Options. If you choose a joint life Contract and benefits are reduced due to your death or the death of the Joint Annuitant, the number of Annuity Units will be reduced at that time. FILI calculates the amount of your variable annuity income based on the number of Annuity Income Units credited to each Investment Option. At the close of business on each Annuity Income Date (or on the next Valuation Date if the Annuity Income Date falls on a non-business day), the number of Annuity Income Units is multiplied by the value of the Annuity Income Units for each Investment Option. The amount of variable annuity income on the Annuity Income Date will be the sum of annuity income amounts for each Investment Option.
BENCHMARK RATE OF RETURN
When you purchase a Contract, FILI calculates an estimated first annuity income amount, assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized investment return of the Investment Options is greater than the Benchmark Rate of Return between the Contract Date and the first Annuity Income Date, the first annuity income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.
Income will increase from one Annuity Income Date to the next if the annualized Net Rate of Return during that time is greater than the Benchmark Rate of Return you choose, and will decrease if the annualized Net Rate of Return is less than the Benchmark Rate of Return. Choosing a 5.0% Benchmark Rate of Return instead of a 3.5% Benchmark Rate of Return will result in a higher initial amount of income, but income will increase more slowly during periods of good investment performance and decrease more rapidly during periods of poor investment performance.
The following graph illustrates the effect that your choice of a Benchmark Rate of Return would have on your annuity income for a hypothetical Contract. The graph assumes the following: (a) a Purchase Payment of $100,000; (b) annuity income is entirely variable; (c) the Contract is a single life Contract providing annuity income for ten years or the rest of your life, whichever is longer; (d) you are a 65 year old male; and (f) the selected Portfolios earn a constant 10% gross investment return before fees and expenses (equal to an 8.18% Net Rate of Return after fees and expenses). Monthly income amounts are shown for two Benchmark Rates of Return: 3.5% and 5.0% annually. Notice that with the lower Benchmark Rate of Return your monthly income starts at a lower level but increases more rapidly. With the higher Benchmark Rate of Return monthly income starts at a higher level but increases less rapidly.


Year       3.50%   5.00%
      1  $574.87 $660.97
      2     $601    $681
      3     $628    $702
      4     $656    $723
      5     $686    $745
      6     $717    $767
      7     $750    $791
      8     $784    $815
      9     $819    $839
     10     $856    $865
     11     $895    $891
     12     $935    $918
     13     $977    $946
     14   $1,022    $974
     15   $1,068  $1,004
     16   $1,116  $1,034
     17   $1,167  $1,066
     18   $1,219  $1,098
     19   $1,275  $1,131
     20   $1,332  $1,165
     21   $1,393  $1,201
     22   $1,455  $1,237
     23   $1,521  $1,275
     24   $1,590  $1,313
     25   $1,662  $1,353

TYPES OF ANNUITY INCOME OPTIONS
At the time of purchase, you have a choice among a number of annuity income options. You also choose whether you want a minimum guaranteed number of years of annuity income. For any income option, you may choose to receive annuity income monthly, quarterly, semi-annually or annually. Once you make these choices, they cannot be changed. The options FILI currently offers are described below. Other annuity income options may be made available. The federal income tax laws may limit your annuity income options where the Contract is used as a Qualified Contract or a Tax-Sheltered Annuity Contract.
1. SINGLE LIFE ANNUITY. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income. The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.
2. JOINT AND SURVIVOR ANNUITY WITH FULL ANNUITY INCOME TO THE SURVIVOR. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract or Tax-Sheltered Annuity Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.
3. JOINT AND SURVIVOR ANNUITY WITH REDUCED ANNUITY INCOME TO THE SURVIVOR. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive.
4. JOINT AND SURVIVOR ANNUITY WITH FULL ANNUITY INCOME TO THE ANNUITANT IF THE JOINT ANNUITANT DIES, BUT REDUCED ANNUITY INCOME TO THE JOINT ANNUITANT IF THE ANNUITANT DIES. This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.
For Options 2, 3 and 4, if either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.
GUARANTEE PERIOD
On your application, you may choose a guaranteed number of years of annuity income beginning with the first Annuity Income Date. You may choose a number of years from five (5) to thirty (30). You may do this for any annuity income option. If neither you nor the Joint Annuitant lives to the end of the guarantee period, any remaining annuity income will go to your Beneficiary or Beneficiaries. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a guarantee period, the amount of annuity income on each Annuity Income Date will be lower than if you had not chosen the guarantee.
If (a) you choose Option 2, 3 or 4 with a guarantee period, (b) an Owner dies before the first Annuity Income Date, and (c) the survivor (whether it is you or the Joint Annuitant) is not the deceased Owner's spouse, we will adjust the guarantee period, as required by the federal income tax laws, so that it is not longer than the life expectancy of the survivor. This may result in a shorter guarantee period and a generally higher amount of annuity income.
If a Beneficiary is entitled to annuity income, the Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.
A lump sum will become due under a Contract if there are guaranteed Annuity Income Dates remaining and either: (a) a Beneficiary elects a lump sum on the death of the last survivor of you and the Joint Annuitant, (if any); (b) a Beneficiary receiving guaranteed annuity income dies, or (c) the last survivor of you and the Joint Annuitant (if any) dies and the Beneficiary is no longer living. For (b) the lump sum will be paid to the Beneficiary's estate. For (c) it will go to the estate of the last to die of you and the Joint Annuitant (if any).
The fixed annuity income portion of any lump sum will be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate that is one percent greater than the ten year United States Treasury Bond rate on the first Business Day after the day FILI receives due proof of the Beneficiary's death or the Beneficiary's election at the Annuity Service Center.
The variable annuity income portion will be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return that FILI used in determining the annuity income on the first Annuity Income Date.
If FILI believes that the first annuity income amount due to any Beneficiary will be less than $50, FILI may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.
REPORTS
If part or all of your Purchase Payment is allocated to variable income, we will send you a statement showing the number of Annuity Income Units in each variable Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter, and each time you transfer Annuity Income Units among the Investment Options. We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

8.MORE ABOUT THE CONTRACT

TAX CONSIDERATIONS
TREATMENT OF DISTRIBUTIONS
TAXATION OF DISTRIBUTIONS. The portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option selected under the Contract, but generally is the excess of the distribution over the "exclusion amount". In the case of a variable annuity income distribution, the exclusion amount is generally the "investment in the contract" allocated to the variable annuity income, adjusted for any guaranteed period, divided by the expected number of periodic annuity income distributions (determined under Treasury Department regulations). In the case of fixed annuity income distributions, the exclusion amount is generally the amount determined by multiplying the distribution by the ratio (determined under Treasury Department regulations) of (1) the investment in the contract allocated to the fixed annuity income, adjusted for any guaranteed period, to (2) the "expected return" under the fixed annuity income distributions. For Qualified Contracts and Tax-Sheltered Annuity Contracts, the investment in the contract is generally zero. When the investment in the contract is zero, annuity income distributions are fully taxable as ordinary income.
After the dollar amount of the investment in the contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income. On the other hand, should the annuity income distributions cease before the adjusted investment in the contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the contract Where a guaranteed period of annuity income distributions is selected and no Annuitant or Joint Annuitant lives to the end of that period, the annuity income distributions made to the Beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at the time; or
(2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.
PENALTY TAX. Certain distributions under the Contract may be subject to a penalty tax equal to 10% of the portion of the distribution which is includible in income. Annuity income distributions under Qualified Contracts and Tax-Sheltered Annuity Contracts typically will not be subject to the penalty tax. Also, the penalty tax generally will not be imposed on distributions under a Non-qualified Contract that are made (1) on or after the taxpayer attains age 59 1/2; (2) as part of a series of "substantially equal periodic payments" over the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (3) under an "immediate annuity" (as that term is defined in the tax law); or (4) in certain other situations. In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older. It is unclear at this time whether annuity distributions under a Non-qualified Contract prior to the recipient attaining age 59 1/2 satisfy an exception to the penalty tax. Accordingly, a prospective purchaser of a Non-qualified Contract who expects to receive distributions prior to attaining age 59 1/2 should consult a qualified tax Adviser regarding the application of the penalty tax to those distributions.
WITHHOLDING AND REPORTING. FILI will, as required by law, withhold and remit to the U.S. Government a part of the taxable portion of each distribution under the Contract, unless a written election not to have any amounts withheld is filed prior to the distribution. Also, FILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.
QUALIFIED CONTRACTS AND TAX-SHELTERED ANNUITY CONTRACTS
The Contract may be used as an Individual Retirement Annuity under
Section 408(b) of the Internal Revenue Code and as a qualified tax-sheltered annuity under Section 403(b) of the Code. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity." Also, Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase tax-sheltered annuities for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. You should seek competent advice as to the tax consequences associated with the use of a Contract as a Qualified Contract or Tax-Sheltered Annuity Contract. Because the Contract's minimum Purchase Payment is greater than the maximum annual contribution permitted to an Individual Retirement Annuity or a tax-sheltered annuity, a Qualified Contract and a Tax-Sheltered Annuity Contract may be purchased only in connection with a "rollover" (including a direct trustee-to-trustee transfer, where permitted). Specifically, a Qualified Contract may be purchased only in connection with a rollover of amounts from a qualified plan, tax-sheltered annuity, or IRA. Also, a Tax-Sheltered Annuity Contract may be purchased only in connection with a rollover of amounts from another tax-sheltered annuity.
If the Contract is used as a Qualified Contract or a Tax-Sheltered Annuity Contract, you must be the sole Owner of the Contract and the Annuitant. If you name a Joint Annuitant, all distributions made while you are alive must be made to you. Also, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant. Furthermore, if you choose a guaranteed period, the length of the period may have to be limited in order to satisfy certain minimum distribution requirements of the Code.
In order to satisfy the requirements in the Code, you generally may not purchase a Tax-Sheltered Annuity Contract unless you have reached age 59 1/2, separated from service, or become disabled (within the meaning of the tax law). Certain payments, known as "eligible rollover distributions," from a Tax-Sheltered Annuity Contract will be subject to the new direct rollover and mandatory withholding requirements enacted by Congress in 1992. Generally, distributions from a Tax-Sheltered Annuity Contract will not constitute eligible rollover distributions. However, if an eligible rollover distribution is made under a Tax-Sheltered Annuity Contract, you will receive prior to the distribution a notice (from the plan administrator or FILI) explaining generally the new direct rollover and mandatory withholding requirements and how to avoid the mandatory withholding thereunder by electing to have the distribution directly transferred to certain qualified retirement plans.
TAX DEFERRAL UNTIL DISTRIBUTIONS ARE MADE
Under existing provisions of the Code, any increase in the value of the Contract is generally not taxable until distributions are made under one of the Contract's annuity income options. However, as discussed below, this tax deferral generally applies only if (1) the Owner is an individual, (2) the investments in the Variable Account are adequately diversified in accordance with Treasury Department regulations, (3) FILI, rather than the Owner, is considered the owner of the assets of the Variable Account for Federal tax purposes, and
(4) certain distribution requirements are met in the event that you die.
NON-NATURAL OWNER. In certain circumstances, if an Owner were a "non-natural" person, such as a corporation or a trust, the Contract would not be treated as an annuity contract for Federal tax purposes, and the Owner would be taxable currently on the income and gain from the assets of the Variable Account. Accordingly, the Contract must be owned by an individual (or individuals), and will not be issued to "non-natural" persons.
DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified." The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for Federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although FILI does not control the investments of the Funds, FILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered "adequately diversified."
OWNERSHIP TREATMENT. In certain circumstances, variable annuity contract owners may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the contract owners' gross income. Several years ago, the Internal Revenue Service (the "Service") stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a separate account] without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.
The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Owner of the Contract has a choice of more Investment Options to which to allocate the Purchase Payment, and may be able to transfer among Investment Options more frequently than in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account, and thus income and gain from such assets would be includible in the Owner's income annually. In addition, it is not known what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Variable Account.
DISTRIBUTION REQUIREMENTS. To qualify as an annuity for Federal tax purposes, the Contract must satisfy certain distribution requirements in the event of your death. The Contract contains the required distribution provisions. In certain situations, those provisions may limit the guaranteed period over which annuity income distributions can be made (if such a period is selected).
This discussion of the Tax Considerations assumes that the Contract will be treated as an annuity contact for Federal income tax purposes and that FILI will be treated as the owner of the Variable Account assets.
FILI'S TAX STATUS
FILI is taxed as a life insurance company under Subchapter L of the Code. Since the operations of the Variable Account are part of, and are taxed with, the operations of FILI, the Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. Under existing Federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied to increase reserves under a contract. FILI does not expect to incur Federal income taxes attributable to the Variable Account. Based on this, no charge is being made currently to the Variable Account for Federal income taxes. FILI will periodically review the need for a charge to the Variable Account for its Federal income taxes. Such a charge may be made in future years for any Federal income taxes that would be attributable to the Contracts. Under existing laws, FILI may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes (other than premium taxes) are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, FILI may make charges for such taxes against the Variable Account.
GENERAL TAX CONSIDERATIONS
The above discussion is not exhaustive and is not intended as tax advice. The Federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax Adviser should always be consulted regarding the application of law to individual circumstances. In particular, if you name a Joint Annuitant who is not your spouse (or if the Joint Annuitant is your spouse and you and your spouse do not file joint income tax returns), you should consult a qualified tax Adviser as to the tax consequences of your particular arrangement.
This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.
This discussion does not address Federal estate and gift tax consequences, or state or local tax consequences, associated with the purchase of a Contract. In addition, Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment - Federal, state, or local - of any contract or of any transaction involving a Contract.

9.OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.
1. OWNER(S). Before a Contract is issued, the Owner(s) have the right to (a) name the Joint Annuitant, (if any); (b) allocate the Purchase Payment between fixed and variable annuity income; (c) choose an annuity income option; (d) allocate the Purchase Payment among the Investment Options; (e) choose the Benchmark Rate of Return; (f) name the Beneficiary or Beneficiaries; and (g) select the first Annuity Income Date and how often you will receive annuity income.
After a Contract is issued, each Owner named in the application has the following rights: (a) the right to change any Beneficiary; (b) the right to cancel the Contract during the free look period; (c) any right to reallocate among the Investment Options; and (d) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract.
A Joint Annuitant who is not an Owner when a Contract is issued will succeed to the rights in the paragraph above if he or she survives the Owner. When no Owner or Joint Annuitant is still alive, each Beneficiary will have (a) the right to reallocate among the Investment Options, and (b) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract, with respect to his or her share of annuity income.
2. ANNUITANT. You have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.
3. JOINT ANNUITANT. For Non-qualified Contracts, the Joint Annuitant, (if any), has the right to receive annuity income jointly with you under the terms of the Contract. The Joint Annuitant may also be an Owner, or succeed to the rights of the Owner(s) as described above. For Qualified Contracts and Tax-Sheltered Annuity Contracts, (a) all annuity income during your lifetime must be received only by you, and
(b) the Joint Annuitant may not be an Owner.
4. BENEFICIARY. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing. The Beneficiary (or Beneficiaries) will receive (a) annuity income for the remainder of any guarantee period after the death(s) of the Annuitant (and Joint Annuitant if any); and (b) a refund of your Purchase Payment if you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date. Surviving Beneficiaries will receive equal shares unless you specify otherwise. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary". No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined. If a Beneficiary receiving annuity income dies, we will provide a lump sum to his or her estate. See TYPES OF ANNUITY INCOME OPTIONS on page .
5. MISSTATEMENT OF DATE OF BIRTH OR SEX. If the date of birth or sex of you or the Joint Annuitant has been misstated, FILI will change the benefits to those which the proceeds would have purchased had the correct date(s) of birth and sex(es) been stated.
If the misstatement is not discovered until after the first Annuity Income Date, FILI will take the following action: (1) if FILI provided too much annuity income, FILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on subsequent following Annuity Income Date(s) until it has recovered the excess;
(2) if FILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.
6. ASSIGNMENT. The Contract may not be assigned.
7. DIVIDENDS. The Contract is "non-participating." This means that there are no dividends. Investment results of the Investment Options are reflected in benefits.
8. NOTIFICATION OF DEATH. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant, (if any), at the Annuity Service Center. We will not be responsible for any annuity income paid to you or the Joint Annuitant, (if any), before we receive due proof of death at the Annuity Service Center.
You and the Joint Annuitant are each responsible for notifying FILI of the death of the other. Each Beneficiary is responsible for notifying FILI of the death of the last surviving Annuitant or Joint Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying FILI. If too much annuity income is provided because FILI is not notified of a death, FILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.
SELLING THE CONTRACTS
The Contracts are distributed through Fidelity Brokerage Services, Inc. and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR Corp., the parent company of FILI. Fidelity Brokerage Services, Inc. is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds, including the Funds. The principal business address of Fidelity Brokerage Services, Inc. and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109. Fidelity Insurance Agency, Inc. receives sales compensation from FILI of not more than 0.10% of the reserves held to support the Contracts. Amounts paid by FILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of FILI, which may include proceeds derived from mortality and expense risk charges FILI deducts from the Variable Account.
POSTPONEMENT OF BENEFITS
We will usually send annuity income within seven days of the Annuity Income Date. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any Death Benefit within seven days after we receive due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract). However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason.

10.MORE ABOUT THE VARIABLE ACCOUNT AND THE FUNDS

CHANGES IN INVESTMENT OPTIONS
We may from time to time make additional investment options available to you. These investment options will invest in investment portfolios that we find suitable for the Contract.
FILI also has the right to eliminate any Investment Option, to combine two or more Investment Options, or substitute a new portfolio or fund for the Portfolio in which an Investment Option invests. A substitution may become necessary if, in FILI's judgment, a Portfolio or Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Portfolio's investment objectives or restrictions, or because the Portfolio is no longer available for investment, or for some other reason. FILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.
FILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.
NET RATE OF RETURN FOR AN INVESTMENT OPTION
The Net Rate of Return reflects the investment performance of the Investment Option, less all expenses and charges, for the Valuation Period. FILI determines the Net Rate of Return of an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.
Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Portfolio of the Funds are reinvested in shares of that Portfolio.
VOTING RIGHTS
FILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and FILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.
FILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in each Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Portfolio. Fractional votes will be counted. FILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with federal regulations or interpretations of those regulations.
FILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.
If your voting instructions are not received in time, FILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. FILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, FILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Portfolios, or result in the approval or disapproval of an investment advisory contract.
Under federal regulations, FILI may also disregard instructions to vote for changes in investment policies or the investment adviser if it disapproves of the proposed changes. FILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If FILI ever disregards voting instructions, it will include a summary of its actions in the next semi-annual report.
RESOLVING MATERIAL CONFLICTS
The Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts FILI establishes.
Although FILI does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in a Fund. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the Variable Account might be required to withdraw its investment in the Funds. In the event of any conflict, we will take any steps necessary to protect Annuitants, Joint Annuitants and Beneficiaries.
PERFORMANCE
Performance information for the Investment Options may appear in reports and advertising to current and prospective Owners, Annuitants, Joint Annuitants and Beneficiaries. The performance information is based on historical investment experience of the Investment Options and the Funds and does not indicate or represent future performance. Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Portfolio share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges.
A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in an Investment Option's returns, you should recognize that they are not the same as actual year-by-year results.
Some Investment Options may also advertise yield. These measures reflect the income generated by an investment in the Investment Option over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses.
The Money Market Investment Option may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Investment Option over a 7 day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The Investment Grade Bond, High Income and Emerging Markets Debt Subaccounts may advertise a 30 day yield which reflects the income generated by an investment in the Investment Option over a 30 day period.
LITIGATION
Neither FILI, the Variable Account, nor Fidelity Brokerage Services, Inc. is a party to any material litigation.
11.APPENDIX - ILLUSTRATIONS OF VALUES
The following tables have been prepared to show how investment performance affects your variable annuity income over time. In these illustrations, we assume that you are the person who will receive the variable annuity income, and that the Contract is a Non-qualified Contract. The illustrations show variable annuity income amounts and fixed annuity income amounts.
The variable annuity income amounts reflect three different assumptions for a constant investment return after all expenses:
-1.65%, the Benchmark Rate of Return, and 10%. These are hypothetical rates of return and, of course, FILI does not guarantee that you will earn these returns for any one year or any sustained period of time. The tables are for illustrative purposes only and do not represent past or future investment returns.
Your variable income may be more or less than the income shown if the actual returns of the Investment Options are different than those illustrated. Since it is very likely that your investment returns will fluctuate over time, you can expect that the amount of your annuity income will also fluctuate. The total amount of annuity income ultimately received will depend on how long you live and whether you choose a guarantee period option.
Another factor which determines the amount of variable annuity income is the Benchmark Rate of Return. You choose the Benchmark Rate of Return from the options available. Income will increase from one Annuity Income Date to the next if the annualized Net Rate of Return during that time is greater than the Benchmark Rate of Return you choose and will decrease if the annualized Net Rate of Return is less than the Benchmark Rate of Return.
Two tables follow. The first is based on a 3.5% Benchmark Rate of Return and the second is based on a 5% Benchmark Rate of Return.
The income amounts shown reflect the deduction of all fees and expenses. Portfolio management fees and operating expenses are assumed to be at an annual rate of 0.66% of their average daily net assets. Actual fees and expenses under the Contract may be higher or lower, will vary from year to year, and will depend on how you allocate among the portfolios. The mortality and expense risk and administration charge are assumed to be at an annual rate of 1% of the average daily net assets.
Upon request, we will furnish a customized illustration based on your individual circumstances and choice of annuity options.
12.FIDELITY INCOME ADVANTAGE ILLUSTRATION13.
N.FIA
37

ANNUITANT(S): JOHN DOE ANNUITY PURCHASE AMOUNT: $100,000
SEX: MALE CONTRACT DATE: 3/1/9   7
DATE OF BIRTH: 1/1/3   2     FIRST ANNUITY INCOME DATE: 4/1/9   7
PURCHASE PAYMENT ALLOCATION: 100% VARIABLE 0% FIXED
ANNUITY INCOME OPTION: SINGLE LIFE ANNUITY FREQUENCY OF ANNUITY
INCOME: MONTHLY
PREMIUM TAX FOR __________: 0%

The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income you actually receive will depend on the investment performance of the portfolios you select. Your variable income can go up or down and no minimum dollar amount of variable income is guaranteed. The amounts shown are based on a 3.5% Benchmark Rate of Return.
     Annual rate of return after all expenses: (1)
 Annuity Income Date Age -1.6   5    % 3.5% 10%
 Apr. 1, 199   7     65 $   589     $   592     $     595
 Apr. 1, 199   8     66 $   560      $   592     $     632
 Apr. 1, 199   9     67 $   532     $   592     $     672
 Apr. 1,    2000     68 $   506     $   592     $     714
 Apr. 1, 200   1     69 $   481     $   592     $     759
 Apr. 1, 200   6     74 $   372 $592     $   1,030
 Apr. 1, 201   1     79 $   288     $   592     $   1,396
 Apr. 1, 201   6     84 $   223     $   592     $   1,893
(1) The corresponding returns before annuity and investment expenses
are:    0    %,    5.24    %, and    11.85    %

N.FIA
38
IF YOU APPLIED 100% OF YOUR PURCHASE PAYMENT TO FIXED ANNUITY INCOME ON THE DATE OF THIS ILLUSTRATION, THE AMOUNT OF YOUR FIXED ANNUITY
INCOME WOULD BE $   652.64    .
    FIDELITY INCOME ADVANTAGE
 ANNUITY INCOME GRAPH


    Current Expenses: 0.66%
 "Male, Age 65, Life Only"        Updated 2/26/97

  5% Benchmark    3.5% Benchmark
  First Payment: $681.59     First Payment: $591.16


  Net Returns     Net Returns
 Year -1.65% 5.00% 10.00%  Year -1.65% 3.50% 10.00%
 1 $679  $683  $686   1 $589  $592  $595
 2 $636  $683  $718   2 $560  $592  $632
 3 $596  $683  $753   3 $532  $592  $672
 4 $558  $683  $788   4 $506  $592  $714
 5 $523  $683  $826   5 $481  $592  $759
 6 $490  $683  $865   6 $457  $592  $807
 7 $459  $683  $906   7 $434  $592  $858
 8 $430  $683  $950   8 $412  $592  $911
 9 $402  $683  $995   9 $392  $592  $969
 10 $377  $683  "$1,042 "  10 $372  $592  "$1,030 "
 11 $353  $683  "$1,092 "  11 $354  $592  "$1,094 "
 12 $331  $683  "$1,144 "  12 $336  $592  "$1,163 "
 13 $310  $683  "$1,198 "  13 $319  $592  "$1,236 "
 14 $290  $683  "$1,255 "  14 $303  $592  "$1,314 "
 15 $272  $683  "$1,315 "  15 $288  $592  "$1,396 "
 16 $254  $683  "$1,378 "  16 $274  $592  "$1,484 "
 17 $238  $683  "$1,443 "  17 $260  $592  "$1,577 "
 18 $223  $683  "$1,512 "  18 $247  $592  "$1,676 "
 19 $209  $683  "$1,584 "  19 $235  $592  "$1,781 "
 20 $196  $683  "$1,659 "  20 $223  $592  "$1,893 "

$5,000.00 of your annuity income is tax free each year until the total amount of tax-free income equals the amount of your original investment.
14.FIDELITY INCOME ADVANTAGE ILLUSTRATION15.
N.FIA
39

ANNUITANT(S): JOHN DOE ANNUITY PURCHASE AMOUNT: $100,000
SEX: MALE CONTRACT DATE: 3/1/9   7
DATE OF BIRTH: 1/1/3   2     FIRST ANNUITY INCOME DATE: 4/1/9   7
PURCHASE PAYMENT ALLOCATION: 100% VARIABLE 0% FIXED
ANNUITY INCOME OPTION: SINGLE LIFE ANNUITY FREQUENCY OF ANNUITY
INCOME: MONTHLY
PREMIUM TAX FOR __________: 0%

The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income you actually receive will depend on the investment performance of the portfolios you select. Your variable income can go up or down and no minimum dollar amount of variable income is guaranteed. The amounts shown are based on a 5.0% Benchmark Rate of Return.
     Annual rate of return after all expenses: (1)
 Annuity Income Date Age -1.6   5    % 5% 10%
 Apr. 1, 199   7     65 $   679     $   683 $  686
 Apr. 1, 199   8     66    $636     $   683     $     718
 Apr. 1, 199   9     67 $   596 $683     $     753
 Apr. 1,    2000     68 $   558     $   683     $     788
 Apr. 1, 200   1     69 $   523     $   683     $     826
 Apr. 1, 200   6     74    $377     $   683     $   1,042
 Apr. 1, 201   1     79 $   272     $   683     $   1,315
 Apr. 1, 201   6     84 $   196     $   683     $   1,659
(1) The corresponding returns before annuity and investment expenses
are:    0    %,    6.77    %, and    11.85    %

N.FIA
40
IF YOU APPLIED 100% OF YOUR PURCHASE PAYMENT TO FIXED ANNUITY INCOME ON THE DATE OF THIS ILLUSTRATION, THE AMOUNT OF YOUR FIXED ANNUITY
INCOME WOULD BE $65   2    .   64    .
    FIDELITY INCOME ADVANTAGE
 ANNUITY INCOME GRAPH


    Current Expenses: 0.66%
 "Male, Age 65, Life Only"        Updated 2/26/97

  5% Benchmark    3.5% Benchmark
  First Payment: $681.59     First Payment: $591.16


  Net Returns     Net Returns
 Year -1.65% 5.00% 10.00%  Year -1.65% 3.50% 10.00%
 1 $679  $683  $686   1 $589  $592  $595
 2 $636  $683  $718   2 $560  $592  $632
 3 $596  $683  $753   3 $532  $592  $672
 4 $558  $683  $788   4 $506  $592  $714
 5 $523  $683  $826   5 $481  $592  $759
 6 $490  $683  $865   6 $457  $592  $807
 7 $459  $683  $906   7 $434  $592  $858
 8 $430  $683  $950   8 $412  $592  $911
 9 $402  $683  $995   9 $392  $592  $969
 10 $377  $683  "$1,042 "  10 $372  $592  "$1,030 "
 11 $353  $683  "$1,092 "  11 $354  $592  "$1,094 "
 12 $331  $683  "$1,144 "  12 $336  $592  "$1,163 "
 13 $310  $683  "$1,198 "  13 $319  $592  "$1,236 "
 14 $290  $683  "$1,255 "  14 $303  $592  "$1,314 "
 15 $272  $683  "$1,315 "  15 $288  $592  "$1,396 "
 16 $254  $683  "$1,378 "  16 $274  $592  "$1,484 "
 17 $238  $683  "$1,443 "  17 $260  $592  "$1,577 "
 18 $223  $683  "$1,512 "  18 $247  $592  "$1,676 "
 19 $209  $683  "$1,584 "  19 $235  $592  "$1,781 "
 20 $196  $683  "$1,659 "  20 $223  $592  "$1,893 "

$5,000.00 of your annuity income is tax free each year until the total amount of tax-free income equals the amount of your original investment.



16.TABLE OF CONTENTS
OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
Performance
Safekeeping of Variable Account Assets
Distribution of the Contracts
State Regulation
Legal Matters
Registration Statement
Independent Accountants
Financial Statements
INDIVIDUAL RETIREMENT ACCOUNT
DISCLOSURE STATEMENT
1. Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Annuity (IRA). For this reason, it is important that you read this statement carefully.
REVOCATION
2. You are allowed to revoke or cancel your IRA within thirty (30) days of the later of (1) the date of the application for the IRA; or
(2) the date you receive the IRA Contract. A revocation treats an IRA as if it never existed and entitles you to a full refund of your entire contribution. FILI will refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses; or (2) your Purchase Payment plus the investment performance of the Money Market Investment Option.
You may revoke your IRA by mailing or delivering a notice of revocation to:
  Fidelity Investments Life Insurance Company
 Annuity Service Center
 P.O. Box 1306
 Boston, MA 02104-9907
 A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.
 Any question regarding this procedure may be directed to a Fidelity Annuity Specialist at 1-800-544-2442.
CONTRIBUTIONS
3. You may establish an IRA for the purpose of rolling over all or a portion of certain distributions from a qualified plan, tax sheltered annuity, individual retirement account or other IRA within 60 days of receipt of the distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the distribution.
4. Subsequent contributions will not be accepted.
5. No deduction is allowed for a rollover contribution.
INVESTMENTS
6. The assets in your IRA are nonforfeitable.
7. The IRA is not transferable and is established for the exclusive benefit of you and your designated beneficiary or beneficiaries. DISTRIBUTIONS
8. Distributions from your IRA generally will be included in your gross income for federal income tax purposes for the year in which you receive them.
9. To the extent they are included in taxable income, distributions from your IRA made before age 59 1/2 will be subject to a 10% non-deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is rolled over to another qualified plan, tax sheltered annuity or IRA, or the distribution is made on account of your death or disability, or the distribution is one of a scheduled series of "substantially equal periodic payments" over your life (or life expectancy) or the joint lives (or joint life expectancies) of yourself and the second person designated by you.
10. You must begin receiving distributions of the assets in your IRAs by April 1 of the calendar year following the calendar year in which you reach 70 1/2. Subsequent distributions must be made by December 31 of each year.
11. Generally, you may select any of the annuity income options under the Contract as the method of distribution for the assets of this IRA. However, if you name a Joint Annuitant who is not your spouse, the joint and survivor annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you. Furthermore, if you choose a guarantee period, it generally may not be longer than your life expectancy (or the joint life and last survivor expectancy of you and the Joint Annuitant, if any).
12. Once distributions are required to begin, they must not be less than the amount each year (determined by actuarial tables) which would exhaust the value of all your IRAs over the required distribution period, which is generally your life expectancy or the joint life and last survivor expectancy of you and your spouse. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.
13. If you die before your entire interest is distributed, the remaining interest, if any. will be distributed as follows:
(a) If you die after distribution of your interest has begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to your death.
(b) If you die before distributions have begun, the entire remaining interest must be distributed as follows:
 (1) if there is no Joint Annuitant, by December 31st of the year containing the fifth anniversary of your death, and usually within seven days after we receive due proof of your death; or
 (2) if there is a Joint Annuitant, in equal or substantially equal payments over the life or the life with a period certain not exceeding the life expectancy of the Joint Annuitant starting by December 31st of the year following the year of your death.
14. There is a 15% excise tax assessed against annual distributions from tax-favored retirement plans, including IRAs, which exceed the greater of (a) $150,000; and (b) $112,500 adjusted after 1988 to reflect cost-of-living increases. To determine whether you have distributions in excess of this limit you must aggregate the amounts of all distributions received by you during the calendar year from all retirement plans, including IRAs. Please consult with your tax advisor for more complete information including favorable elections.
15. You may rollover all or a portion of your IRA into another IRA or individual retirement annuity and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.
OTHER TAX CONSIDERATIONS
16. Distributions are taxed generally as ordinary income under federal income tax laws.
17. The tax treatment of single sum distributions under Section 402(d) of the Code is not applicable to distributions from IRAs.
18. Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place, excess distributions are made, or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.
PROHIBITED TRANSACTIONS
19. If you or your designated beneficiary borrow any money under, or by use of, all or a portion of your IRA, then the entire Contract will lose its IRA classification, and you must include in gross income the fair market value of the Contract as of the first day of the tax year. If you are younger than age 59 1/2 at that time, you may have to pay the 10% penalty tax on premature distributions.
FINANCIAL INFORMATION
22. The value of your investment will depend on how you allocate your Purchase Payment between fixed and variable annuity income. The portion of your Purchase Payment allocated to fixed annuity income results in income that is the same from one Annuity Income Date to the next unless you choose an annuity income option that calls for decreasing annuity income upon your death or the death of the Joint Annuitant. The annuity income from the portion of your Purchase Payment allocated to the Investment Options will depend upon the actual investment performance of the Investment Options you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.
23. As further described in the prospectus, the following are all the charges that FILI currently makes:
 (a) ADMINISTRATIVE CHARGE
 FILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.25%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.
 (b) MORTALITY AND EXPENSE RISK CHARGE
 FILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.75%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.
 (c) PORTFOLIO EXPENSES
 The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees to Fidelity Management & Research Company. The level of expenses varies by Portfolio. These charges do not apply to any portion of your Purchase Payment allocated to the purchase of fixed annuity income.
PART B
INFORMATION REQUIRED IN A STATEMENT
OF ADDITIONAL INFORMATION


FIDELITY INCOME ADVANTAGE
STATEMENT OF ADDITIONAL INFORMATION
AUGUST    29    , 1997
This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Fidelity Investments Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated
August    29    , 1997, without charge by calling 800-544-2442.
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.
TABLE OF CONTENTS PAGE
    Participation Agreements
Ge    eneral Information
Performance
Yields
Annuity Income
Safekeeping of Variable Account Assets
Distribution of the Contracts
State Regulation
Legal Matters
Registration Statement
Independent Accountants
Financial Statements
   PARTICIPATION AGREEMENTS
   A participation agreement has been entered into between Fidelity Investments Life Insurance Company and the following companies for their management services: Strong Variable Insurance Funds, Inc., ("Funds"), Strong Opportunity Fund II, Inc., and Strong Capital Management, Inc. (the "Adviser"). PBHG Insurance Series Fund, Inc. ("Fund"), and Pilgrim Baxter & Associates, LTD. ("Adviser"). Morgan Stanley Universal Funds, Inc. (the "Fund"), and Morgan Stanley Asset Management Inc. and Miller Anderson & Sherrerd, LLP (the "Advisers"). Warburg, Pincus Trust, (the "Fund"); Warburg, Pincus Counsellors, Inc. (the "Adviser"); and Counsellors Securities Inc.

GENERAL INFORMATION
We may advertise quotes of Owners, Annuitants, Joint Annuitants or Beneficiaries discussing Fidelity Income Advantage or services provided by FILI. In addition, we may from time to time use statistics in advertising to support the growth of annuity sales. Information to support these statistics may be obtained from the Life Insurance Marketing Research Association, A.M. Best, American Council of Life Insurance or the Variable Annuity Research and Data Service.
From time to time, we may reprint and use as advertising and sales literature, articles or quotes from financial or business publications and periodicals. In addition, we may reference or discuss the products and services of other affiliated companies, which may include:
Fidelity funds; retirement investing; brokerage products and services; saving for college; charitable giving; and the Fidelity credit card. In addition, Fidelity Investments Life may also provide information to help individuals understand their investment goals and explore various financial strategies. In communicating these strategies, we may:
(solid bullet) compare the differences between tax deferred and taxable investments;
(solid bullet) discuss factors to consider when purchasing the contract;
(solid bullet) discuss the effects of probate when transferring the contract to heirs;
(solid bullet) discuss traditional sources of retirement income and products which may be used to supplement that income;
(solid bullet) discuss effects of inflation on fixed-income sources and how the variable investment options may be used as a potential hedge against inflation during the deferral and income periods;
(solid bullet) illustrate and compare the effects additional payments have on a contract;
(solid bullet) discuss strategies of reducing risk through diversification of purchase payments and providing hypothetical investment mixes;
(solid bullet) discuss past returns of different classes of investments based on data supplied through various sources such as Ibbotson Associates of Chicago, Illinois, and;
(solid bullet) assist policyholders with inquiries regarding their annuity.
 This information may be obtained from various sources such as The U.S. Department of the Treasury, U.S. Department of Labor, and Individual Annuitant Mortality Table. We may present this information through various methods such as charts, graphs, illustrations, and tables.
You may purchase the contract with proceeds from various sources such as transactions qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code.
PERFORMANCE
Performance information for any Investment Option may be compared, in reports and advertising to: (1) the Standard & Poor's Index of 500 stocks ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue's Money Market Institutional Averages; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.
Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including the ranking of any Investment Option derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, rating services, companies, publications or other persons who rank separate accounts or other investment products.
The tables below provide performance results for each Investment Option through 12/31/96 (June 30, 1997 where indicated). The performance information is based on the historical investment experience of the Investment Options and of the Portfolios. It does not indicate or represent future performance.
Total Return
Total returns quoted in advertising reflect all aspects of an Investment Option's return, including the automatic reinvestment by the separate account of all distributions and any change in the Investment Option's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Investment Option over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Investment Option's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of an Investment Option.
Table 1 shows the average annual total return on a hypothetical investment in the Investment Options for the last year, from the date that the Portfolios began operations, and, for Portfolios in existence for five years or more, for five years, through December 31, 1996, (or June 30, 1997, where indicated). The returns reflect the risk and administrative charge (1% on an annual basis).
Table 1: Average Annual Total Return for Period Ending on 12/31/96, unless indicated.
 Investment Option Start Date One Year Five Years  Life of Fund
Fidelity
 Asset Manager 9/6/89 13.45% 10.13% 10.58%
 Money Market 4/1/82 4.34% 3.48% 4.89%*
 Investment Grade Bond 12/5/88 2.15% 5.56% 7.12%
 Equity-Income 10/9/86 13.13% 16.78% 12.59%*
 Growth 10/9/86 13.55% 14.00% 13.99%*
 High Income 9/19/85 12.88% 13.79% 10.01%*
 Overseas 1/28/87 12.08% 8.03% 6.81%
 Index 500 8/27/92 21.59% N/A 15.93%
 Asset Manager: Growth 1/3/95 18.73% N/A 20.38%
 Contrafund 1/3/95 20.09% N/A 28.95%
 Growth Opportunities 1/3/95 12.08% N/A 22.35%
 Balanced 1/3/95 3.92% N/A 9.00%
Strong
 Discovery Fund II 5/8/92 6.19%** 12.03%** 10.72%**
 Opportunity Fund II 5/8/92 20.90%** 19.99%** 18.09%**
Warburg Pincus
 International Equity 6/30/95 13.83%** N/A 15.27%**
 Small Company Growth 6/30/95 1.34%** N/A 19.65%**
* 10 Years
** for period ending 6/30/97
In addition to average annual returns, the Investment Options may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Table 2 shows the cumulative total return on a hypothetical investment in the Investment Options from the date the Portfolios began operations through December 31, 1996. The returns reflect the risk and administrative charge (1% on an annual basis).
Table 2: Cumulative Total Return for Period Ending on 12/31/96, unless indicated.
 Investment Option Start Date One Year Five Years  Life of Fund
Fidelity
Asset Manager 9/6/89 13.45% 62.12% 108.83%
Money Market 4/1/82 4.34% 18.66% 61.33%*
Investment Grade Bond 12/5/88 2.15% 31.13% 74.25%
Equity-Income 10/9/86 13.13% 117.36% 227.72%*
Growth 10/9/86 13.55% 92.65% 270.84%*
High Income 9/19/85 12.88% 90.95% 159.71%*
Overseas 1/28/87 12.08% 47.19% 92.32%
Index 500 8/27/92 35.82% N/A 56.39%
Asset Manager: Growth 1/3/95 18.73% N/A 44.77%
Contrafund 1/3/95 20.09% N/A 66.04%
Growth Opportunities 1/3/95 17.08% N/A 53.60%
Balanced 1/3/95 8.86% N/A 22.78%
Morgan Stanley
Emerging Markets Debt 6/   16    /97 N/A N/A (0.08%)**
Emerging Markets Equity 10/1/96 N/A N/A 19.   51    %**
Global Equity 1/2/97 N/A N/A 14.   34    %**
 International Magnum 1/2/97 N/A N/A 16.1   3    %**
PBHG
Growth II 5/1/97 N/A N/A 4.32**
Technology &
Communications        5/   1    /92 N/A N/A (1.63%)**
Strong
Discovery Fund II 5/8/92 6.19%**    76.44    %** 68.96%**
Growth Fund II 12/31/96 N/A N/A 13.13%**
Opportunity Fund II 5/8/92 20.90%** 1   48.76    %**    135.47    %**
Warburg Pincus
International Equity 6/30/95 13.83%** N/A 15.87%**
Small Company Growth 6/30/95 1.34%** N/A 19.65%**
* 10 Years
** For period ending 6/30/97
YIELDS
Some Investment Options may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Investment Option over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields quoted in advertising may be based on historical seven day periods.
Current yield for the Money Market Investment Option reflects the income generated by the Investment Option over a 7 day period. Current yield is calculated by determining the change (net of management fees and the 1% insurance charge) of a hypothetical account containing one share of the underlying Portfolio exclusive of capital changes. This change is divided by the value of the account at the beginning of the base period to obtain the base period return. This base period return is annualized by multiplying by (365/7). The resulting yield figure is carried to the nearest hundredth of a percent. Effective yield is obtained by compounding the base period return over a one year period. Since the reinvestment of income is assumed in the calculation of the effective yield, it will generally be higher than the current yield. For the 7 day period ending on 12/31/96, the Money Market Investment Option had a current yield of 4.24% and an effective yield of 4.33%.
A 30 day yield for bond Investment Options reflects the income generated by an Investment Option over a 30 day period. Current yield is calculated by determining the interest income (net of management fees and the 1% insurance charge) of a hypothetical account containing one share exclusive of capital changes. Yield will be computed by dividing the net interest income during the period by the value of the hypothetical account at the end of the period. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of premium from income on a daily basis and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses are generally excluded from the calculation. The 30 day yield for the period ending on 12/31/96 was 5.00% for the Investment Grade Bond
Investment Option   ,      6.27% for the High Income Investment
Option    and the 30 day yield for the period ending on 6/30/97 was
6.14% for Emerging Markets Debt Investment Option.
ANNUITY INCOME
Periodic annuity income amounts may be illustrated using the historical performance of the Investment Options, the Standard & Poor's 500 Composite Stock Price Index or other recognized investment benchmark portfolios. All illustrations will reflect the 1% annual annuity charge and actual or assumed Portfolio expenses.
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS
The assets of the Variable Account are held by FILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.
DISTRIBUTION OF THE CONTRACTS
As explained in the prospectus, the Contracts are distributed through Fidelity Brokerage Services, Inc. and Fidelity Insurance Agency, Inc., which are affiliated with FMR Corp. and FILI. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the contracts.
STATE REGULATION
FILI is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.
We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.
LEGAL MATTERS
The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J. Pearlman, Senior Legal Counsel of Fidelity Investment Life Insurance Company. Jorden Burt Berenson & Johnson LLP of Washington, D.C. has passed on matters relating to Federal securities laws.
REGISTRATION STATEMENT
We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.
INDEPENDENT ACCOUNTANTS
The consolidated statements of financial condition of Fidelity Investments Life Insurance Company as of December 31, 1996 and 1995, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1996, and the statement of assets and liabilities of the Fidelity Investments Variable Annuity Account I as of December 31, 1996, and the related statements of operations and changes in net assets for the years ended December 31, 1996 and 1995 included in this registration statement have been included herein in reliance on the reports of Coopers & Lybrand L.L.P., independent accountants, on the authority of that firm as experts in accounting and auditing. FINANCIAL STATEMENTS
The financial statements of FILI included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.
            FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
             (A Wholly-Owned Subsidiary of FMR Corp.)
                CONSOLIDATED FINANCIAL STATEMENTS
       for the years ended December 31, 1996, 1995 and 1994
                                                 Page(s)
Report of Independent Accountants                      1
Consolidated Statements of Financial Condition         2
Consolidated Statements of Income                      3
Consolidated Statements of Stockholder's Equity        4
Consolidated Statements of Cash Flows                  5
Notes to the Consolidated Financial Statements      6-13
REPORT OF INDEPENDENT ACCOUNTANTS
To the Board of Directors and Stockholder of Fidelity Investments Life Insurance Company:
We have audited the accompanying consolidated statements of financial condition of Fidelity Investments Life Insurance Company (a wholly-owned subsidiary of FMR Corp.) as of December 31, 1996 and 1995, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial condition of Fidelity Investments Life Insurance Company as of December 31, 1996 and 1995, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1996 in conformity with generally accepted accounting principles. Coopers & Lybrand L.L.P.

Boston, Massachusetts
January 29, 1997
        FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
          (A Wholly-Owned Subsidiary of FMR Corp.)
      CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION
                 December 31, 1996 and 1995
ASSETS                                  1996            1995
Debt securities available for
sale                            $167,973,832    $159,755,595
Common stocks                      3,576,373            -
Policy loans                         127,948         114,595
Total investments                171,678,153     159,870,190
Cash and cash equivalents          2,886,300       2,298,255
Accrued investment income          2,728,843       2,604,761
Deferred policy acquisition costs 16,865,993 13,240,829 Goodwill, net of accumulated amortization of $1,271,328 in
1996 and $1,157,808 in 1995        3,515,380       3,628,900
Other assets                       1,039,517         608,621
Deferred tax asset                13,109,839       7,940,026
Separate account assets        6,165,792,850   4,485,145,409
Total assets                  $6,377,616,875  $4,675,336,991
LIABILITIES
Future contract and policy
benefits                          66,268,392      71,535,637
Payable to affiliates              1,684,839       2,894,161
Other liabilities and accrued
expenses                           3,007,930       3,420,811
Federal income taxes payable         109,000         527,311
Separate account liabilities   6,164,194,468   4,480,757,963
Total liabilities              6,235,264,629   4,559,135,883
Commitments and contingencies (Note 7)
STOCKHOLDER'S EQUITY
Common stock, par value $10
per share - authorized,
1,000,000 shares; issued
and outstanding, 300,000
shares                             3,000,000       3,000,000
Additional paid-in capital        68,048,088      68,048,088
Unrealized gain on securities
available for sale, net of tax       716,604       2,364,688
Retained earnings                 70,587,554      42,788,332
Total stockholder's equity       142,352,246     116,201,108
Total liabilities and
stockholder's equity          $6,377,616,875  $4,675,336,991
         FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
           (A Wholly-Owned Subsidiary of FMR Corp.)
              CONSOLIDATED STATEMENTS OF INCOME
      for the years ended December 31, 1996, 1995 and 1994
                          1996           1995           1994
Revenues:
Fees charged to
contractholders    $56,600,909    $39,171,360    $28,423,041
Net investment
income              11,056,173     10,687,327      6,052,171
Realized gains
(losses), net         (37,755)       (14,021)      (176,109)
                    67,619,327     49,844,666     34,299,103
Benefits and expenses:
Return credited to
contractholders
  and other
benefits             3,630,146      4,179,438      2,100,679
Underwriting,
acquisition and
insurance
expenses (1)        21,332,521     16,859,410     11,958,754
Amortization of
goodwill               113,520        113,520        113,520
                    25,076,187     21,152,368     14,172,953
Income before
provision for
  income taxes      42,543,140     28,692,298     20,126,150

Provision for income
taxes               14,743,918     10,344,880      7,016,062

Net income         $27,799,222    $18,347,418    $13,110,088
(1) Includes affiliated party transaction (Note 5)
           FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
             (A Wholly-Owned Subsidiary of FMR Corp.)
         CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
      for the years ended December 31, 1996, 1995 and 1994

                                                   Unrealized

                                                  Gain (Loss)

                                   Additional   on Securities                    Total

                          Common      Paid-In   Available for  Retained  Stockholder's

                           Stock      Capital            Sale  Earnings         Equity

      Balance at

        January 1,

        1994         $3,000,000  $60,048,088  $      -     $11,330,826   $74,378,914

      Adjustment to

        beginning balance

        for change in

        accounting principle,

        net of tax benefit

        of $533,602                              (990,956)                   (990,956)

      Capital contribution

        from parent                8,000,000                               8,000,000

      Net income                                             13,110,088    13,110,088

      Change in unrealized

        gain (loss), net of

        tax benefit of

        $594,591                               (1,698,831)                 (1,698,831)

      Balance at

        December 31,

        1994          3,000,000   68,048,088  (2,689,787)   24,440,914     92,799,215

      Net income                                            18,347,418     18,347,418

      Change in unrealized

        gain (loss), net of

        tax  benefit of

        $2,721,642                             5,054,475                    5,054,475

      Balance at

        December 31,

        1995          3,000,000   68,048,088   2,364,688    42,788,332    116,201,108



      Net income                                            27,799,222     27,799,222

      Change in unrealized

        gain (loss), net of tax

        benefit of $887,431                   (1,648,084)                  (1,648,084)

      Balance at

        December 31,

        1996         $3,000,000  $68,048,088    $716,604   $70,587,554   $142,352,246


             FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
               (A Wholly-Owned Subsidiary of FMR Corp.)
                CONSOLIDATED STATEMENTS OF CASH FLOWS
       for the years ended December 31, 1996, 1995 and 1994

                                                   1996          1995          1994

      Cash flows from operating activities:

      Net income                             $27,799,222   $18,347,418   $13,110,088

      Adjustments to reconcile net income

        to net cash provided by operating

        activities:

        Amortization of bond discount

          and premium                          1,133,278     1,111,542     1,242,771

        Realized loss on investments              37,755        14,021       176,109

        Amortization of goodwill                 113,520       113,520       113,520

        Depreciation and amortization          1,240,837       870,009       763,483

        Deferred taxes on earnings            (4,282,382)   (3,163,423)   (2,090,239)

        Increase in future contract

        and policy benefits                    3,296,023     1,875,338     1,930,775

        Addition to deferred policy

          acquisition costs                   (4,406,980)   (3,380,870)  (3,578,600)



      Changes in assets and liabilities:

        Accrued investment income               (124,082)     (522,944)     (798,721)

        Amounts due (from) to separate

          accounts                             2,789,064    (1,585,709)      389,538

        Payable to parent and affiliates, net (1,209,322)    2,052,095       593,236

        Other assets and liabilities            (914,883)    2,054,180     1,308,402



      Net cash provided by operating

        activities                            25,472,050    17,785,177    13,160,362

      Cash flows from investing activities:

      Purchase of investments                (83,411,193)  (54,337,078) (136,809,754)

      Proceeds from disposal of investments   67,910,035    23,220,971    89,827,943

      Additions to fixed assets                 (819,579)     (570,316)     (213,267)

      Additions to separate accounts      (1,007,857,631) (785,157,232) (868,356,472)

      Net cash used in investing

        activities                        (1,024,178,368) (816,843,655) (915,551,550)

      Cash flows from financing activities:

      Considerations and deposits on

        variable annuity products          1,153,249,988   908,482,198   952,425,197

      Payments to contractholders           (153,955,625) (109,796,924)  (60,291,338)

      Capital contribution from parent              -             -        8,000,000

      Net cash provided by

        financing activities                 999,294,363   798,685,274   900,133,859

      Net (decrease) increase in cash

        and cash equivalents                     588,045      (373,204)   (2,257,329)



      Cash and cash equivalents:

      Beginning of year                        2,298,255     2,671,459     4,928,788

      End of year                             $2,886,300    $2,298,255    $2,671,459


       The accompanying notes are an integral part of the consolidated financial statements.
          FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
            (A Wholly-Owned Subsidiary of FMR Corp.)
         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
1. Significant Accounting Policies:

   Organization

   The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company (FILI), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company (EFILI), a wholly-owned insurance company operating exclusively in the State of New York collectively, the "Company"). All intercompany accounts have been eliminated in consolidation.

   The Company issues variable deferred and immediate annuity contracts and is licensed in all states. Amounts invested in the fixed option of the contracts are allocated to the General Account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Accounts, separate accounts of the Company. Amounts invested in the variable life policies are allocated to the Variable Life Account I, also a separate account of the Company. The assets of the Variable Accounts are invested in the portfolios of the Variable Insurance Products Fund and the Variable Insurance Products Fund II, which are reported at the net asset value of such portfolios. During 1996, the Company began offering a term life insurance product with level premium paying periods of one, five, ten, fifteen and twenty years.

   Basis of Presentation
   The accompanying consolidated financial statements of the Company have been prepared on the basis of generally accepted accounting principles ("GAAP"), which vary in certain respects from reporting practices prescribed by state insurance regulatory authorities (Note
4).

   Investments

   Investments in debt securities available-for-sale and common stocks are reported at fair value. Fair values are derived from external market quotations. Unrealized gains or losses on debt securities and common stock are excluded from earnings and reported as a separate component of stockholder's equity, net of taxes, until realized. The discount or premium on debt securities is amortized using the interest method. Loan-backed and structured securities are amortized including anticipated prepayments at the date of purchase. Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, it is impracticable to determine the market value of policy loans.

   Investment income is recognized on the accrual basis. Realized gains or losses on investments sold are determined on the basis of the specific identification method. Unrealized gains or losses on the Company's funds retained in the separate accounts are reflected in income.
   Cash Equivalents

   The Company considers all highly liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost which approximates fair value.

   Separate Accounts

   Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contractholders and are reported at fair value. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase in the amount of liabilities related to the separate account. The excess of separate account assets over separate account liabilities represents funds of the Company retained in the separate account.

   Future Contract and Policy Benefits and Fees Charged to
Contractholders

   Future contract and policy benefits represent the reserve liability which approximates the contractholder's account balance. Fees charged to contractholders include the cost of providing insurance protection for variable life contractholders, mortality and expense risk charges, surrender charges and an annual administrative charge for variable annuity contractholders.

   Deferred Policy Acquisition Costs

   The costs of acquiring new business, principally first-year commissions and certain expenses of policy issue and underwriting, all of which vary with and are related to the production of new business, have been deferred. These acquisition costs are being amortized in proportion to the present value of expected future gross profits from interest margins, mortality and other elements of performance under the contracts.

   Income Taxes

   FILI files a consolidated life insurance return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate-company basis.

   The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.
   Goodwill

   Goodwill, representing the excess of FMR Corp.'s cost over the net assets of the Company at the date of acquisition, has been reflected in these financial statements net of certain identifiable tax benefits realized and is being amortized on a straight-line basis over 40 years.

   Use of Estimates

   The preparation of the consolidated statement of financial condition in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

   Reclassifications

   Certain prior year balances have been reclassified to conform with current year presentation.
2. Investments:
The components of net investment income are as follows:
                               Years ended December 31,
                            1996          1995         1994
Debt securities      $10,509,919    $9,762,049   $5,956,902
Common stocks            216,340          -            -
Short-term investments
and cash equivalents     551,046       459,245      453,138
Policy loans               8,814         8,288        9,329
Investment in separate
accounts                 419,102     1,002,072       15,890
Total investment
income                11,705,221    11,231,654    6,435,259
Investment expenses      649,048       544,327      383,088
Net investment
income               $11,056,173   $10,687,327   $6,052,171
Gross realized gains and losses from sales of debt securities were as follows:
                              Years ended December 31,
                             1996          1995         1994
Gross realized gains      $28,075        $4,605         $462
Gross realized losses      65,830        18,626      176,571
Gross unrealized appreciation (depreciation) for debt securities, by type of issuer, and common stock were as follows:



                                               December 31, 1996

                                                    Gross       Gross

                                    Amortized  Unrealized  Unrealized          Fair

                                         Cost       Gains      Losses         Value

      U.S. Treasury securities and

        obligations of U.S.

        government corporations

        and agencies               $52,221,996    $274,739   $(93,624)   $52,403,111

      Corporate securities          97,184,021   1,068,425   (115,902)    98,136,544

      Asset-backed securities       17,325,380     108,797       -        17,434,177

      Total  debt securities      $166,731,397  $1,451,961  $(209,526)  $167,973,832

      Common stock                  $3,716,340        -     $(139,967)    $3,576,373

                                                     December 31, 1995

                                                     Gross       Gross

                                     Amortized  Unrealized  Unrealized          Fair

                                          Cost       Gains      Losses         Value

      U.S. Treasury securities and

        obligationsof U.S.

        government corporations

        and agencies               $24,297,882    $834,737   $   -        25,132,619

      Debt securities issued by

        foreign governments            690,789      10,851       -           701,640

      Corporate securities         105,871,089   2,436,331    (29,189)   108,278,231

      Asset-backed securities       25,257,852     386,403     (1,150)    25,643,105

      Totals                      $156,117,612  $3,668,322   $(30,339)  $159,755,595


The amortized cost and fair value of debt securities at December 31, 1996, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
                           Amortized               Fair
                                Cost              Value
Due in 1 year or less    $42,248,904        $42,421,051
Due after 1 year through
5 years                   70,557,387         71,281,586
Due after 5 years
through 10 years          34,951,519         35,054,851
Due after 10 years         1,648,207          1,782,167
Subtotal                 149,406,017        150,539,655
Asset-backed securities   17,325,380         17,434,177
                        $166,731,397       $167,973,832
All debt securities are investment grade and there are no significant concentrations by issuer or by industry other than U.S. government securities.
3. Income Taxes:
Significant components of the provision for income taxes attributable to operations were as follows:
                           Years ended December 31,
                         1996            1995           1994
Current           $19,026,301     $13,508,303     $9,106,301
Deferred          (4,282,383)     (3,163,423)    (2,090,239)
Provision for
income taxes      $14,743,918     $10,344,880     $7,016,062
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets were as follows:
                                 Years ended December 31,
                                        1996            1995
Deferred policy acquisition
costs                            $11,271,609      $8,303,903
Reserves                           2,328,200       1,027,221
Unrealized (gain) loss on
securities available-for-sale      (385,864)     (1,273,295)
Other, net                         (104,106)       (117,803)
Total net deferred tax assets    $13,109,839      $7,940,026
Management believes that the Company's future income will be sufficient to realize the net deferred tax assets.
FILI paid federal income taxes of $19,444,612, $13,790,214, and $8,642,087 in 1996, 1995, and 1994, respectively.
The effective tax rates approximate the statutory federal income tax rates for the years ended 1996, 1995 and 1994.
4. Stockholders' Equity and Dividend Restrictions:
Generally, the net assets of the Company available for transfer to FMR Corp. are limited to the excess of FILI's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities.
Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:
                           Years ended December 31,
                         1996           1995           1994
Net income        $19,978,488    $12,651,624     $8,587,674
Capital stock
and surplus       105,642,545     86,495,098     74,227,508
5. Affiliated Company Transactions:
The Company's insurance contracts are distributed through Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Insurance Agency, Inc.
(FIA), both of which are affiliated with FMR Corp. FILI and EFILI have entered into agreements with FIA under which FILI pays FIA first-year sales compensation of $50 a contract and renewal sales compensation of 0.10% of the contract value each year. EFILI pays FIA sales compensation of 3% of payments received. The Company compensated FIA in the amount of $9,360,582, $6,833,848 and $6,044,200 in 1996, 1995 and 1994, respectively.
The Company has entered into administrative service agreements with its affiliates whereby the Company provides certain administrative and accounting functions. The Company received $806,704, $988,878 and $730,790 in 1996, 1995 and 1994, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company's expenses.
FMR Corp. maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR Corp.'s policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge each subsidiary for its share of such contributions. Pension costs of $181,966, $107,143 and $81,946 were charged to the Company in 1996, 1995 and 1994, respectively.
FMR Corp. sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR Corp. annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR Corp.'s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $440,597, $424,336 and $330,683 in 1996,
1995 and 1994, respectively.
The Company participates in various FMR Corp. stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR Corp. common stock, as defined. The aggregate expenses related to these plans charged to the Company were approximately $603,385, $708,538 and $579,345 in 1996, 1995 and 1994, respectively.
6. Underwriting, Acquisition and Insurance Expenses:
Underwriting, acquisition and insurance expenses were as follows:
                           Years ended December 31,
                           1996           1995          1994
Commissions          $5,839,169     $4,215,653    $2,463,918
Taxes, licenses and
fees                  1,882,452      1,351,008     1,057,712
Amortization of
deferred policy
  acquisition costs     781,816        571,588       382,665
General insurance
expenses             12,829,084     10,721,161     8,054,459
                    $21,332,521    $16,859,410   $11,958,754
7. Commitments and Contingencies:
Reinsurance
  FILI reinsures certain of its life contracts risks with other companies. FILI retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000; the maximum initial retention not to exceed $100,000.

  The Company has entered into agreements to reinsure certain guarantee provisions and mortality losses on its annuity contracts. The Company is contingently liable for claims reinsured that the assuming company is unable to pay. Premiums and deposits ceded under these reinsurance contracts were not material to the consolidated financial statements.
STATEMENT OF ASSETS AND LIABILITIES



FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY




                                                                                DECEMBER 31, 1996

ASSETS

Investments at Current Market Value:

 Variable Insurance Products Fund (VIP)

  Money Market Portfolio - 516,421,448 shares (cost $516,421,448)               $ 516,421,448

  High Income Portfolio - 20,350,982 shares (cost $237,197,853)                  254,794,294

  Equity-Income Portfolio - 65,552,276 shares (cost $1,058,931,535)              1,378,564,385

  Growth Portfolio - 30,615,412 shares (cost $766,643,782)                       953,363,919

  Overseas Portfolio - 13,041,994 shares (cost $214,953,936)                     245,711,153



 Variable Insurance Products Fund II (VIP II)

  Investment Grade Bond Portfolio - 6,800,548 shares (cost $81,300,775)          83,238,712

  Asset Manager Portfolio - 41,464,924 shares (cost $605,056,011)                702,001,153

  Index 500 Portfolio - 4,007,905 shares (cost $306,622,134)                     357,224,531

  Asset Manager Growth Portfolio - 14,139,054 shares (cost $172,034,926)         185,221,607

  Contrafund Portfolio - 54,748,561 shares (cost $726,283,082)                   906,636,168



   Total Assets                                                                 $ 5,583,177,370



LIABILITIES



   Total Liabilities                                                             0



NET ASSETS

 Variable Annuity Contracts                                                     $ 5,442,772,112

 Annuity Reserves                                                                139,079,202

 Retained in Variable Account by Fidelity Investments Life Insurance Company     1,326,056



   Total Net Assets                                                             $ 5,583,177,370


FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


      SUBACCOUNTS INVESTING IN:



        VIP -                             VIP -                  VIP -
        MONEY MARKET                      HIGH INCOME            EQUITY-INCOME            VIP - GROWTH





    12/31/96       12/31/95       12/31/96       12/31/95       12/31/96       12/31/95       12/31/96       12/31/95

 Income:

 Dividends
    $ 22,183,49    $ 20,938,18    $ 16,728,27    $ 7,310,462    $ 55,685,27    $ 54,694,031   $ 52,408,31    $ 2,257,895
    8              5              3                             0                             1

EXPENSES:

 Mortality,         3,678,351
 expense risk
 and adminis-
     4,265,461                     2,133,584      1,424,671      13,282,629     8,919,504      8,895,743      5,588,458
 trative charges

Net investment
    17,918,037     17,259,834     14,594,689     5,885,791      42,402,641     45,774,527     43,512,568     (3,330,563)
 income (loss)

Realized gain      0              4,215,546      3,468,694      44,973,966     4,662,258      34,665,280     11,540,837

Unrealized
 appreciation
 (depreciation)
    0              0              6,407,080      14,660,109     71,715,782     205,095,093    25,231,481     132,834,43
 during the year                                                                                        6

Net increase
 in net assets
 from operations
    17,918,037     17,259,834     25,217,315     24,014,594     159,092,38     255,531,878    103,409,32     141,044,71
                                                                9                             9              0

Payments
 received from
 contract owners
     716,350,46     589,374,91     19,246,520     12,599,198     67,800,413     57,511,018     65,624,862     45,108,759
     3              4

Transfers
 between sub-
    (572,043,36    (541,618,26    39,372,795     46,531,837     8,556,850      249,534,173    88,618,608     138,179,18
 accounts and the
    5)             8)                                                                                        1
 fixed account, net

Transfers
 for contract
 benefits and
    (34,497,387    (22,256,309    (4,602,693)    (2,760,110)    (27,944,559    (19,939,132    (19,664,847    (12,065,908
 terminations
    )              )                                            )              )              )              )

Other transfers
 (to) from
 Fidelity Invest-
 ments Life
    (117,521)      (165,577)      (16,920)       (80,197)       (375,090)      (608,712)      (325,787)      (319,611)
 Insurance
 Co., net

Net increase
 (decrease) in
 net assets
    109,692,19     25,334,760     53,999,702     56,290,728     48,037,614     286,497,347    134,252,83     170,902,42
 from contract
    0                                                                                         6              1
 transactions

Retained in
 (returned from)
 Variable
    (279,345)      78,923         (113,623)      77,233         (734,182)      602,520        (385,048)      338,618
 Annuity
 Account I, net

Total increase
 (decrease) in
    127,330,88     42,673,517     79,103,394     80,382,555     206,395,82     542,631,745    237,277,11     312,285,74
 net assets
    2                                                           1                             7              9

Net assets at
 beginning
    389,090,56     346,417,04     175,690,90     95,308,345     1,172,168,5    629,536,819    716,086,80     403,801,05
 of period
    6              9              0                             64                            2              3

Net assets at end
 of period
    $ 516,421,4    $ 389,090,5    $ 254,794,2    $ 175,690,9    $ 1,378,564,   $ 1,172,168,   $ 953,363,9    $ 716,086,8
    48             66             94             00             385            564            19             02


FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

      SUBACCOUNTS
      INVESTING IN:



        VIP -
        OVERSEAS

           12/31/96   12/31/95

 Income:

 Dividends             $ 5,076,103    $ 1,831,239

EXPENSES:

 Mortality,
 expense risk
 and adminis-           2,325,480
 trative charges                       2,035,083

Net investment          2,750,623
 income (loss)                         (203,844)

Realized gain           4,977,991      12,959,632

Unrealized
 appreciation
 (depreciation)         17,808,822
 during the year                       2,395,325

Net increase
 in net assets
 from operations        25,537,436     15,151,113

Payments
 received from
 contract owners        15,310,022     8,380,232

Transfers
 between sub-           27,187,801
 accounts and the                      (87,240,272
 fixed account, net                   )

Transfers
 for contract
 benefits and           (5,076,410)
 terminations                          (5,160,163)

Other transfers
 (to) from
 Fidelity Invest-
 ments Life             (58,320)
 Insurance
 Co., net                              (100,463)

Net increase
 (decrease) in
 net assets             37,363,093
 from contract                         (84,120,666
 transactions                         )

Retained in
 (returned from)
 Variable               (91,969)
 Annuity
 Account I, net                        (48,579)

Total increase
 (decrease) in          62,808,560
 net assets                            (69,018,132
                                      )

Net assets at
 beginning              182,902,59
 of period             3               251,920,72
                                      5

Net assets at end
 of period             $ 245,711,1    $ 182,902,5
                       53             93







        VIP II -                                                            VIP II -
        INVESTMENT            VIP II -                 VIP II -             ASSET MANAGER:
        GRADE BOND            ASSET MANAGER            INDEX 500            GROWTH




           12/31/96   12/31/95   12/31/96   12/31/95   12/31/96   12/31/95   12/31/96   12/31/95

 Income:





 Dividends
       $ 3,861,311    $ 1,682,779    $ 47,469,96   $ 17,964,09   $ 5,677,684    $ 502,158      $ 9,328,581    $ 2,142,569
                                     3             3

EXPENSES:

 Mortality,
 expense risk
 and
adminis-              565,912        7,112,472     7,872,594     2,166,085      599,028        1,063,876      285,667
 trative charges
       785,033

Net investment        1,116,867      40,357,491    10,091,499    3,511,599      (96,870)       8,264,705      1,856,902
 income (loss)
       3,076,278

Realized gain
       888,717        681,765        20,343,996    35,055,886    4,975,965      1,070,836      673,453        327,488

Unrealized
 appreciation
 (depreciation)        6,589,640      27,445,480    68,350,367    33,991,964     15,941,637     9,972,956      3,213,726
 during the year
        (2,329,345)

Net increase
 in net assets
 from operations
        1,635,650      8,388,272      88,146,967    113,497,75    42,479,528     16,915,603     18,911,114     5,398,116
                                                   2

Payments
 received from
 contract owners
        4,922,193      3,797,513      13,647,683    14,616,755    33,319,804     9,671,827      15,662,363     7,219,229

Transfers
 between sub-          12,837,639     (114,227,0    (264,298,1    167,661,29     67,965,310     101,765,22     38,869,985
 accounts and the                    37)           70)           1                             4
 fixed account, net
        9,167,153

Transfers
 for contract
 benefits and          (2,319,156)    (25,764,39    (26,861,42    (3,781,296)    (1,614,181)    (2,189,943)    (418,914)
 terminations
       (2,141,175)                   1)            4)

Other transfers
 (to) from
 Fidelity Invest-
 ments Life            (48,775)       (237,492)     (582,886)     (64,159)       (147,556)      (38,727)       (6,713)
 Insurance
 Co., net
         56,907

Net increase
 (decrease) in
 net assets          14,267,221     (126,581,2    (277,125,7    197,135,64     75,875,400     115,198,91     45,663,587
 from contract                      37)           25)           0                             7
 transactions
       12,005,078

Retained in
 (returned from)
 Variable              14,585         (616,502)     (63,314)      (30,838)       108,453        4,437          45,436
 Annuity
 Account I, net
        (109,244)

Total increase
 (decrease) in        22,670,078     (39,050,77    (163,691,2    239,584,33     92,899,456     134,114,46     51,107,139
 net assets
        13,531,484                   2)            87)           0                             8

Net assets at
 beginning            47,037,150     741,051,92    904,743,21    117,640,20     24,740,745     51,107,139     0
 of period
        69,707,228                   5             2             1

Net assets at end
 of period
       $ 83,238,71    $ 69,707,22    $ 702,001,1   $ 741,051,9   $ 357,224,5    $ 117,640,2    $ 185,221,6    $ 51,107,13
       2              8              53            25            31             01             07             9


* FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1995.






        VIP II -
        CONTRAFUND            TOTAL


           12/31/96   12/31/95   12/31/96   12/31/95

 Income:


 Dividends             $ 4,625,874    $ 5,839,546    $ 223,044,8    $ 115,162,9
                                                     68             57

EXPENSES:

 Mortality,
 expense risk
 and adminis-           6,890,563      2,454,097      48,920,926     33,423,365
 trative charges

Net investment          (2,264,689)    3,385,449      174,123,94     81,739,592
 income (loss)                                       2

Realized gain           8,702,452      1,396,988      124,417,36     71,164,384
                                                     6

Unrealized
 appreciation
 (depreciation)         123,250,95     57,102,130     313,495,17     506,182,46
 during the year       6                             6              3

Net increase
 in net assets
 from operations        129,688,71     61,884,567     612,036,48     659,086,43
                       9                             4              9

Payments
 received from
 contract owners        81,653,439     66,578,676     1,033,537,     814,858,12
                                                     762            1

Transfers
 between sub-           248,553,82     331,463,99     4,613,143      (7,774,589)
 accounts and the      3              6
 fixed account, net

Transfers
 for contract
 benefits and           (10,123,89     (2,955,853)    (135,786,6     (96,351,150
 terminations          9)                            00)            )

Other transfers
 (to) from
 Fidelity Invest-
 ments Life             (261,226)      (51,336)       (1,438,335)    (2,111,826)
 Insurance
 Co., net

Net increase
 (decrease) in
 net assets             319,822,13     395,035,48     900,925,97     708,620,55
 from contract         7              3              0              6
 transactions

Retained in
 (returned from)
 Variable               (180,555)      385,817        (2,536,869)    1,539,692
 Annuity
 Account I, net

Total increase
 (decrease) in          449,330,30     457,305,86     1,510,425,     1,369,246,6
 net assets            1              7              585            87

Net assets at
 beginning              457,305,86     0              4,072,751,     2,703,505,0
 of period             7                             785            98

Net assets at end
 of period             $ 906,636,1    $ 457,305,8    $5,583,177     $ 4,072,751,
                       68             67             ,370           785


* FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1995.
FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

ORGANIZATION.
Fidelity Investments Variable Annuity Account I (the Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company (FILI) on July 22, 1987 and exists in accordance with the regulations of the Utah Insurance Department. The Account is a funding vehicle for individual Fidelity Retirement Reserves and Fidelity Income Advantage variable annuity contracts. FILI is a wholly-owned subsidiary of FMR Corp.
Beginning in 1995, FILI added two new subaccounts to the Account; Asset Manager: Growth and Contrafund.
SIGNIFICANT ACCOUNTING POLICIES.
Investments are made in the portfolios of the Variable Insurance Products Fund and the Variable Insurance Products Fund II and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.
In addition to the Account, a contractholder may also allocate funds to the Fixed Account, which is part of FILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and FILI's general account has not been registered as an investment company under the Investment Company Act of 1940.
Annuity reserves are computed for contracts in the income stage according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by FILI and may result in additional amounts being transferred into the Account by FILI.
The operations of the Account are included in the federal income tax return of FILI, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (the Code).
The preparation of the statement of assets and liabilities and the statements of operations and changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
Certain amounts in the financial statements for 1995 have been reclassified to correspond to the 1996 presentation.
EXPENSES.
FILI deducts a daily charge from the net assets of the Account (equivalent to an effective annual rate of 1% of net assets) for administrative expenses and for the assumption of mortality and expense risks. FILI also deducts an annual maintenance charge of $30 from the Fidelity Retirement Reserves contract value. The maintenance charge is waived on certain contracts.
Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.
AFFILIATED COMPANY TRANSACTIONS.
The contracts are distributed through Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Insurance Agency, Inc. (FIA), both of which are affiliated with FMR Corp. FBSI and FIA are the distributors and FBSI is the principal underwriter of the contracts. Fidelity Management & Research Company, an affiliate of FMR Corp., acts as investment advisor to each portfolio. Fidelity Investments Institutional Operations Co., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the portfolios.
PURCHASES AND SALES OF INVESTMENTS.
The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 1996:
                        PURCHASES        SALES

Money Market            $  390,849,861   $  263,518,979

High Income               114,872,935      46,392,168

Equity-Income             206,042,181      116,336,110

Growth                    262,760,096      85,379,737

Overseas                  73,653,371       33,631,624

Investment Grade          36,182,001       21,209,887

Asset Manager             49,130,239       135,970,488

Index 500                 216,167,690      15,551,289

Asset Manager: Growth     127,250,459      3,782,400

Contrafund                344,642,466      27,265,571

UNIT VALUES.
A summary of changes in accumulation unit values and accumulation units outstanding for variable annuity contracts at December 31, 1996 and 1995 are as follows:

                       PAYMENTS RECEIVED
        BEGINNING      FROM CONTRACT        TRANSFERS BETWEEN   CONTRACT
        BALANCE        OWNERS               SUBACCOUNTS, NET    TERMINATIONS                           ENDING BALANCE



                                       UNITS                     UNITS   UNIT VALUE   DOLLARS



JANUARY 1, 1996 TO DECEMBER 31, 1996



<ERROR: WIDE TABLE>
ERROR: The Following Table: "table" is !
Table Width is 136 characters.


 Money Market Subaccount 26,268,846    42,913,398    (38,375,363)    2,586,683      33,393,564   $15.30   $ 510,850,998

 High Income Subaccount  7,797,315     816,399       1,649,890       (406,652)      9,856,952    $24.89    245,332,651

 Equity-Income Subaccount41,937,122    2,359,548     324,284         (1,547,837)    43,073,117   $31.05    1,337,348,204

 Growth Subaccount       23,019,869    1,987,476     2,629,901       (864,978)      26,772,269   $34.97    936,189,066

 Overseas Subaccount     9,560,376     770,514       1,400,639       (311,673)      11,419,855   $21.29    243,142,393

 Investment Grade
Subaccount               3,993,107     291,738       528,603         (198,064)      4,615,384    $17.36    80,112,903

 Asset Manager
Subaccount               39,821,641    708,287       (6,035,625)     (1,431,676)    33,062,627   $20.75    686,200,145

 Index 500 Subaccount    7,333,800     1,943,169     9,613,725       (729,850)      18,160,844   $18.89    343,086,654

 Asset Manager: Growth
Subaccount               4,035,434     1,168,481     7,592,101       (534,078)      12,261,937   $14.49    177,691,548

 Contrafund Subaccount   32,421,946    5,482,352     16,672,452      (1,566,501)    53,010,249   $16.65    882,817,550

                                                                                                        $ 5,442,772,112

JANUARY 1, 1995 TO DECEMBER 31, 1995

 Money Market Subaccount 24,546,739    38,644,291    (35,319,303)    (1,602,881)    26,268,846   $14.66   $ 385,129,503

 High Income Subaccount  5,106,950     605,925       2,334,094       (249,654)      7,797,315    $22.05    171,920,260

 Equity-Income
Subaccount               30,415,281    2,381,915     10,482,774      (1,342,848)    41,937,122   $27.44    1,150,938,872

 Growth Subaccount       17,470,386    1,561,974     4,557,411       (569,902)      23,019,869   $30.80    708,919,066

 Overseas Subaccount     14,336,196    467,953       (4,944,962)     (298,811)      9,560,376    $19.00    181,618,833

 Investment Grade
Subaccount               3,151,087     239,183       796,388         (193,551)      3,993,107    $16.99    67,854,942

 Asset Manager
Subaccount               56,621,559    875,715       (15,993,891)    (1,681,742)    39,821,641   $18.29    728,500,356

 Index 500 Subaccount    2,102,667     687,171       4,837,242       (293,280)      7,333,800    $15.54    113,950,091

 Asset Manager: Growth
Subaccount*              0             646,949       3,573,788       (185,303)      4,035,434    $12.21    49,254,936

 Contrafund Subaccount*  0             5,345,476     27,832,893      (756,423)      32,421,946   $13.87    449,633,817
                                                                                                          $ 4,007,720,676



* FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1995.



REPORT OF INDEPENDENT ACCOUNTANTS
To the Contract Owners of Fidelity Investments
Variable Annuity Account I:
We have audited the accompanying statement of assets and liabilities of Fidelity Investments Variable Annuity Account I (comprised of Money Market Subaccount, High Income Subaccount, Equity-Income Subaccount, Growth Subaccount, Overseas Subaccount, Investment Grade Bond Subaccount, Asset Manager Subaccount, Index 500 Subaccount, Asset
Manager: Growth Subaccount and Contrafund Subaccount) of Fidelity Investments Life Insurance Company as of December 31, 1996, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the aforementioned subaccounts comprising Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company as of December 31, 1996, and the results of their operations and the changes in their net assets for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 29, 1997
PART C
OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
  a)  Financial Statements included in Part B
  The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B. (Note 4)
  Statement of Assets and Liabilities for Fidelity Investments Variable Annuity Account I as of December 31, 1996. (Note 4)
  Statements of Operations and Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 1996 and 1995. (Note 4)
  Report of Coopers & Lybrand on the Financial Statements of Fidelity Investments Variable Annuity Account I. (Note 4)
  Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 1996 and 1995. (Note 4)
  Statements of Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 1996, 1995, and 1994. (Note 4)
  Statements of Changes in Stockholder's Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 1996, 1995 and 1994. (Note 4)
  Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 1996, 1995 and 1994. (Note 4)
  Report of Coopers & Lybrand on Financial Statements of Fidelity Investments Life Insurance Company.
  There are no financial statements included in Part A.
   b)  Exhibits
  (1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company ("Fidelity Investments Life") establishing the Fidelity Investments Variable Annuity Account I. (Note 1)
  (2) Not Applicable.
  (3) (a) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services, Inc. (Note
1)
   (b)  Commission Schedule.  (Note 1)
  (4) (a)  Specimen Variable Annuity Contract.  (Note 2)
   (c)  Endorsement for Qualified Contracts.  (Note 2)
  (5) (a)  Application for Variable Annuity Contract.  (Note 2)
  (6)  (i)   Articles of Domestication (Incorporation) of Fidelity
Investments Life.  (Note 1)
         (ii)   Revised Bylaws of Fidelity Investments Life.  (Note 1)
  (7)   Not Applicable.
  (8)   Not applicable
  (9) Opinion and consent of David J. Pearlman, as to the Legality of securities being issued.
   (Note 2).
C-1
  (10) Written consent of Coopers & Lybrand.  (Note 2)
   Written consent of Jorden Burt Berenson & Johnson LLP.  (Note 2)

  (11)  Not Applicable.
  (12)  Not Applicable.
  (13)  Not applicable
  (14)   (a) Form of Participation Agreement between Fidelity
Investments Life and Variable    Insurance Products Fund.   (Note 1)
    (b) Form of Participation Agreement between Fidelity Investments
Life and Variable    Insurance Products Fund II.  (Note 1)
     (c) Form of Participation Agreement between Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the "Adviser"), (Note 5)
    (d) Form of Participation Agreement between Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. ("FUND"), and PILGRIM BAXTER & ASSOCIATES, LTD. ("ADVISER"). (Note 5)
`
    (e) Form of Participation Agreement between Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 5)

    (f) Form of Participation Agreement between Fidelity Investments Life and Warburg, Pincus Trust, (the "Fund"); Warburg, Pincus
Counsellors, Inc. (the "Adviser"); and Counsellors Securities Inc.
(Note 5)
  (15)  Powers of Attorney
   Powers of Attorney (Note 3)
   Power of Attorney for Paul J. Hondros (Note 1)

(Note 1) Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed April 25, 1997. (Note 2) Filed electronically herein.
(Note 3) Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement 33-24400 filed April 26, 1996.
(Note 4) Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement 33-54926 filed April 25, 1997.
(Note 5) Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed August 29, 1997.



C-3

Item 25.  Directors and Officers of the Depositor
   The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life
  EDWARD C. JOHNSON 3d, Director and Chairman of the Board
  J. GARY BURKHEAD, Director
  JAMES C. CURVEY, Director
  PAUL J. HONDROS, Director
  JOHN J. REMONDI, Director
  RODNEY R. ROHDA, Director and Chairman
  DENIS M. McCARTHY, Director
Executive Officers Who Are Not Directors
   Executive officers of Fidelity Investments Life who are not directors are as follows:
  JOSEPH L. KURTZER, JR.,  Treasurer
  DAVID J. PEARLMAN, Vice President, Senior Legal Counsel and
Secretary
 The principal business address of all persons listed in Item 25 is 82 Devonshire Street, Boston, Massachusetts 02109.
C-4
Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.
See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.
Item 27.  Number of Contract Owners.
   On December 31, 1996, there were 983 of Registrant's Qualified Contracts and 337 of Registrant's Non-qualified contracts outstanding.
Item 28.  Indemnification
FMR Corp. and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policy"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policy) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted according to applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.
There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.
The limit of coverage of the Policy is $10 million, as an annual aggregate limit, with 95% co-insurance for the first $1 million of coverage, and with a deductible of $500,000 in the event that Fidelity Investments Life indemnifies the director or officer, or a deductible of $5,000 per individual director or officer (with a maximum aggregate per loss deductible of $25,000) if Fidelity Investments Life does not indemnify the director or officer.
Utah Revised Business Corporation Act Section 16-10a-902 et seq. provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.
The Text of Article XIV of FILI's By-Laws, which relates to indemnification of the directors and officers, is as follows:
C-5
INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS
ADMINISTERING EMPLOYEE BENEFIT PLANS
Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.
The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan. Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.
The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.
The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
C-6

Item 29.  Principal Underwriters.
 (a) Fidelity Brokerage Services, Inc. acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, Empire Fidelity Investments Life Insurance Company, Monarch Life Insurance Company, and PFL Life Insurance Company.
 (b)
Name and Principal     Positions and Offices with Underwriter
Business Address
Roger T. Servison     Director
Steven Akin       Director and President
Rodney Rohda      Director
Edward L. McCartney     Executive Vice President
Thomas E. Lewis      Executive Vice President
Bruce MacAlpine      Executive Vice President
Shaugn S. Stanley     Treasurer and Chief Financial Officer
Jeffrey R. Larsen      Legal Counsel & Clerk
Linda Holland      Compliance Officer
 (c) Commissions and other compensation received by principal underwriter.
See Item 24 (b)(3)(b). No compensation was received by the principal underwriter from the registrant or depositor during the registrant's or depositor's last fiscal year.
 The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.
Item 30.  Location of Accounts and Records
  The records regarding the Account required to be maintained by
Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 82 Devonshire Street, Boston, Massachusetts 02109.










C-7
Item 31.  Management Service
  Not applicable.
Item 32.  Undertakings
 (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
 (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
 (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.
 (d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.
 (e) Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investment Life Insurance Company
C-8

SIGNATURES
 As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 29th day of August, 1997.
 FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Registrant)
By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Depositor)
By: _/s/Rodney R. Rhoda  Attest:_/s/David J. Pearlman
        Rodney R. Rohda, Chairman and   David J. Pearlman,
        Chief Executive Officer   Secretary
 As required by the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 29th day of August, 1997.
Signature Title
_________________ Chairman and Director
Rodney R. Rohda (Chief Executive Officer)
    )
_________________   )
Joseph L. Kurtzer Jr. Treasurer   )
    )
________________   )
Edward C. Johnson 3d  Director  )
    )
________________ Director  )
J. Gary Burkhead   ) By:   /s/ David J. Pearlman
       )   David J. Pearlman
_________________ Director  )   (Attorney-in-Fact)
James C. Curvey   )
    )
_________________ Director  )
John J. Remondi   )
    )
_________________ Director  )
Paul J. Hondros   )
    )
_________________ Director  )
Denis M. McCarthy   )